Hartford Core Bond ETF
Schedule of Investments April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 17.7%
	Asset-Backed - Automobile - 0.2%
	American Credit Acceptance Receivables Trust
$ 51,399	0.62%, 10/13/2023(1)	$51,443
	Prestige Auto Receivables Trust
105,000	1.62%, 11/16/2026(1)	106,177
	Santander Drive Auto Receivables Trust
35,000	1.48%, 01/15/2027	35,433
1,727	2.07%, 01/17/2023	1,731
	Westlake Automobile Receivables Trust
105,000	1.65%, 02/17/2026(1)	106,639

		301,423

	Asset-Backed - Credit Card - 0.1%
	Mercury Financial Credit Card Master Trust
110,000	1.54%, 03/20/2026(1)	110,289

	Asset-Backed - Finance & Insurance - 1.5%
	BlueMountain CLO Ltd.
250,000	1.27%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)(3)	250,025
470,000	1.33%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	470,000
	Carlyle U.S. CLO Ltd.
250,000	1.28%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(2)	250,240
	Redding Ridge Asset Management LLC
340,000	1.30%, 07/15/2036, 3 mo. USD LIBOR + 1.110%	340,000
	Regatta Funding Ltd.
345,000	1.32%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)(3)	345,000
	Sound Point CLO Ltd.
390,000	1.26%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	389,902
	Venture CLO Ltd.
150,000	1.43%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)(3)	150,000
	VOLT XCV LLC
229,940	2.24%, 03/27/2051(1)(4)	230,430

		2,425,597

	Commercial Mortgage-Backed Securities - 4.8%
	Benchmark Mortgage Trust
563,659	1.64%, 01/15/2054(5)(6)	67,369
619,567	1.92%, 07/15/2053(5)(6)	70,597
	BX Commercial Mortgage Trust
354,282	0.92%, 12/15/2036, 1 mo. USD LIBOR + 0.800%(1)(2)	354,389
225,723	1.04%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	225,935
	Citigroup Commercial Mortgage Trust
91,339	3.61%, 11/10/2048	96,426
	COLT Mortgage Loan Trust
150,318	0.80%, 07/27/2054(1)(5)	149,857
	Commercial Mortgage Trust
35,000	3.18%, 02/10/2048	37,556
150,000	3.31%, 03/10/2048	161,910
210,000	3.73%, 08/10/2049(1)(5)	225,307
	CSAIL Commercial Mortgage Trust
30,000	4.36%, 11/15/2051(5)	33,987
	CSMC Trust
100,000	2.26%, 08/15/2037(1)	102,195
	DBJPM Mortgage Trust
49,299	3.04%, 05/10/2049	51,835
	DBJPM Mortgage Trust
469,564	1.83%, 09/15/2053(5)(6)	48,623
	Deephaven Residential Mortgage Trust
94,005	0.72%, 05/25/2065(1)(5)	93,991
	Ellington Financial Mortgage Trust
94,379	0.80%, 02/25/2066(1)(5)	94,297
	FREMF Mortgage Trust
295,000	3.71%, 04/25/2048(1)(5)	317,313
90,000	3.80%, 11/25/2049(1)(5)	97,026
230,000	3.88%, 07/25/2026(1)(5)	249,546

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	FREMF Mortgage Trust
$ 225,000	4.08%, 06/25/2049(1)(5)	$247,215
315,000	4.28%, 08/25/2047(1)(5)	342,628
	GS Mortgage Securities Trust
375,000	3.44%, 11/10/2049(5)	410,107
	Hawaii Hotel Trust
200,000	1.27%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	200,248
	JPMBB Commercial Mortgage Securities Trust
149,997	2.95%, 06/15/2049	157,562
150,000	3.24%, 10/15/2050	162,000
90,859	3.56%, 12/15/2048	96,493
635,000	3.58%, 03/15/2049	696,794
	Morgan Stanley Bank of America Merrill Lynch Trust
100,000	2.92%, 02/15/2046	103,056
210,000	3.53%, 12/15/2047	227,141
	One Market Plaza Trust
150,000	3.61%, 02/10/2032(1)	153,572
	SG Commercial Mortgage Securities Trust
50,000	2.63%, 03/15/2037(1)	51,737
	VNDO Mortgage Trust
100,000	3.00%, 11/15/2030(1)	102,666
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	386,612
91,785	3.52%, 12/15/2048	97,160
420,000	3.64%, 03/15/2050	464,622
235,000	3.81%, 12/15/2048	260,188
	Wells Fargo N.A.
4,035,971	0.76%, 11/15/2062(5)(6)	195,806
987,778	1.12%, 02/15/2052(5)(6)	59,015
1,505,403	1.46%, 11/15/2053(5)(6)	156,863
1,282,502	1.90%, 03/15/2063(5)(6)	177,015
170,000	2.04%, 02/15/2054	166,911
145,000	4.41%, 11/15/2061(5)	167,712
	WFRBS Commercial Mortgage Trust
55,624	2.98%, 06/15/2046	56,860

		7,618,142

	Other Asset-Backed Securities - 5.2%
	Affirm Asset Securitization Trust
138,231	1.90%, 01/15/2025(1)	139,347
56,911	3.46%, 10/15/2024(1)	57,666
	Bayview Mortgage Fund Trust
152,705	3.50%, 01/28/2058(1)(5)	154,374
	Bayview Opportunity Master Fund Trust
117,675	3.50%, 06/28/2057(1)(5)	120,450
178,520	4.00%, 10/28/2064(1)(5)	182,436
	Carlyle Global Market Strategies CLO Ltd.
246,409	1.24%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	246,603
	Carlyle U.S. CLO Ltd.
270,000	1.21%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	269,627
412,618	1.49%, 04/20/2031, 3 mo. USD LIBOR + 1.300%(1)(2)	412,710
	CIFC Funding Ltd.
300,000	1.84%, 08/24/2032, 3 mo. USD LIBOR + 1.650%(1)(2)	300,789
	Consumer Loan Underlying Bond CLUB Credit Trust
29,584	2.26%, 03/15/2028(1)	29,750
	Domino’s Pizza Master Issuer LLC
155,000	2.66%, 04/25/2051(1)	160,696
	Dryden 55 CLO Ltd.
270,000	1.20%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	269,732
	Dryden 86 CLO Ltd.
410,000	1.84%, 07/17/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	410,490
	KKR CLO Ltd.
270,000	1.18%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	270,022
	Madison Park Funding Ltd.
270,000	1.44%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	270,156

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Magnetite Ltd.
$ 250,000	1.29%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	$250,301
	Marlette Funding Trust
28,199	2.39%, 12/17/2029(1)	28,394
	Mill City Mortgage Loan Trust
96,085	3.50%, 05/25/2058(1)(5)	98,785
	New Residential Advance Receivables Trust
330,000	1.43%, 08/15/2053(1)	331,343
	NRZ Advance Receivables Trust
305,000	1.48%, 09/15/2053(1)	305,884
	Octagon Investment Partners Ltd.
270,000	1.51%, 10/15/2032, 3 mo. USD LIBOR + 1.330%(1)(2)	270,175
	Palmer Square CLO Ltd.
250,000	1.88%, 07/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	250,361
	Regional Management Issuance Trust
100,000	2.34%, 10/15/2030(1)	102,096
	SCF Equipment Leasing
150,000	1.19%, 10/20/2027(1)	150,759
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	59,882
	Summit Issuer LLC
75,000	2.29%, 12/20/2050(1)	74,770
	Towd Point Mortgage Trust
184,147	1.75%, 10/25/2060(1)	186,970
61,585	2.75%, 08/25/2055(1)(5)	62,245
311,130	2.75%, 10/25/2056(1)(5)	316,409
342,509	2.75%, 06/25/2057(1)(5)	353,718
268,740	2.75%, 07/25/2057(1)(5)	274,219
325,579	2.75%, 10/25/2057(1)(5)	334,723
81,428	2.90%, 10/25/2059(1)(5)	85,267
75,937	3.25%, 03/25/2058(1)(5)	79,288
316,945	3.75%, 03/25/2058(1)(5)	338,850
	Vantage Data Centers Issuer LLC
235,000	1.65%, 09/15/2045(1)	234,023
	Venture CLO Ltd.
390,000	1.32%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	390,076
	Vericrest Opportunity Loan Trust
141,855	3.97%, 04/25/2050(1)(4)	141,929
	Wingstop Funding LLC
100,000	2.84%, 12/05/2050(1)	101,588

		8,116,903

	Whole Loan Collateral CMO - 5.9%
	Angel Oak Mortgage Trust
282,253	0.91%, 01/25/2066(1)(5)	283,155
203,133	0.99%, 04/25/2053(1)(5)	203,412
108,850	1.47%, 06/25/2065(1)(5)	109,246
155,470	1.69%, 04/25/2065(1)(5)	157,101
	Angel Oak Mortgage Trust LLC
98,948	3.65%, 09/25/2048(1)(5)	99,775
29,271	3.67%, 07/27/2048(1)(5)	29,509
	Arroyo Mortgage Trust
62,665	3.76%, 04/25/2048(1)(5)	62,781
68,133	3.81%, 01/25/2049(1)(5)	69,569
	Bunker Hill Loan Depositary Trust
176,427	1.72%, 02/25/2055(1)(5)	178,991
67,485	2.88%, 07/25/2049(1)(4)	69,006
	COLT Mortgage Loan Trust
65,266	1.26%, 09/25/2065(1)(5)	65,577
194,970	1.33%, 10/26/2065(1)(5)	195,355
348,617	1.39%, 01/25/2065(1)(5)	346,714
174,869	1.51%, 04/27/2065(1)(5)	175,721
	CSMC Trust
163,257	0.83%, 03/25/2056(1)(5)	163,560
385,009	1.18%, 02/25/2066(1)(5)	386,064

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	CSMC Trust
$ 277,834	1.21%, 05/25/2065(1)(4)	$279,328
263,088	2.00%, 01/25/2060(1)(5)	270,156
	Deephaven Residential Mortgage Trust
135,673	1.69%, 05/25/2065(1)	136,364
39,880	2.96%, 07/25/2059(1)(5)	40,043
	Ellington Financial Mortgage Trust
82,651	1.18%, 10/25/2065(1)(5)	82,697
	Galton Funding Mortgage Trust
23,579	3.50%, 11/25/2057(1)(5)	23,704
	GCAT Trust
303,810	0.87%, 01/25/2066(1)(5)	304,659
77,987	1.56%, 04/25/2065(1)(4)	78,629
59,796	2.25%, 01/25/2060(1)(4)	60,696
	Legacy Mortgage Asset Trust
110,000	1.75%, 04/25/2061(1)(4)	110,072
	MetLife Securitization Trust
68,714	3.75%, 03/25/2057(1)(5)	71,727
88,303	3.75%, 04/25/2058(1)(5)	91,292
	MFA Trust
79,555	1.01%, 01/26/2065(1)(5)	79,726
221,090	1.15%, 04/25/2065(1)(5)	221,388
	Mill City Mortgage Loan Trust
155,176	3.25%, 10/25/2069(1)(5)	164,206
	New Residential Mortgage Loan Trust
222,840	0.94%, 07/25/2055(1)(5)	223,036
70,753	1.65%, 05/24/2060(1)(5)	71,676
187,222	3.50%, 12/25/2057(1)(5)	196,037
26,762	3.75%, 03/25/2056(1)(5)	28,332
71,437	3.75%, 11/25/2058(1)(5)	76,419
307,127	4.00%, 03/25/2057(1)(5)	328,760
328,513	4.00%, 12/25/2057(1)(5)	351,432
	OBX Trust
363,030	1.07%, 02/25/2066(1)(5)	362,784
	Preston Ridge Partners Mortgage Trust LLC
170,000	1.87%, 04/25/2026(1)(3)(4)	170,017
102,847	2.12%, 03/25/2026(1)(5)	103,018
86,837	2.36%, 11/25/2025(1)(4)	87,089
203,703	2.86%, 09/25/2025(1)(4)	204,829
	Residential Mortgage Loan Trust
189,134	0.86%, 01/25/2065(1)(5)	188,973
	Seasoned Credit Risk Transfer Trust
31,026	2.50%, 08/25/2059	32,318
	Starwood Mortgage Residential Trust
75,977	1.49%, 04/25/2065(1)(5)	76,823
	Starwood Residential Mortgage
360,903	1.22%, 05/25/2065(1)(5)	360,815
	VCAT LLC
96,727	2.12%, 03/27/2051(1)(4)	96,697
	Verus Securitization Trust
215,013	0.92%, 02/25/2064(1)(5)	215,579
151,000	1.03%, 02/25/2066(1)(5)	151,102
130,564	1.22%, 05/25/2065(1)(4)	130,979
107,563	1.50%, 05/25/2065(1)(4)	108,676
121,055	2.69%, 11/25/2059(1)(5)	123,350
	VOLT XCIII LLC
289,259	1.89%, 02/27/2051(1)(4)	287,825
	VOLT XCIV LLC
223,429	2.24%, 02/27/2051(1)(4)	223,309
	VOLT XCIX LLC
273,558	2.12%, 04/25/2051(1)(4)	274,083

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	VOLT XCVIII LLC
$ 113,164	2.12%, 04/25/2051(1)(4)	$113,368

		9,197,549

	Total Asset & Commercial Mortgage-Backed Securities (cost $27,760,132)	27,769,903

Corporate Bonds - 30.5%
	Aerospace/Defense - 0.6%
	Boeing Co.
251,000	5.04%, 05/01/2027	288,146
	General Dynamics Corp.
55,000	4.25%, 04/01/2040	65,630
	L3Harris Technologies, Inc.
72,000	3.85%, 06/15/2023	76,692
50,000	4.40%, 06/15/2028	57,255
	Lockheed Martin Corp.
47,000	3.80%, 03/01/2045	52,549
	Northrop Grumman Corp.
165,000	5.15%, 05/01/2040	209,518
	United Technologies Corp.
152,000	4.45%, 11/16/2038	178,745

		928,535

	Agriculture - 0.5%
	Altria Group, Inc.
5,000	2.35%, 05/06/2025	5,229
75,000	2.45%, 02/04/2032	70,507
124,000	3.88%, 09/16/2046	117,369
145,000	5.80%, 02/14/2039	175,293
	Archer-Daniels-Midland Co.
112,000	3.25%, 03/27/2030	122,018
	BAT Capital Corp.
215,000	2.26%, 03/25/2028	210,714
	BAT International Finance plc
95,000	1.67%, 03/25/2026	94,488

		795,618

	Auto Manufacturers - 0.2%
	General Motors Co.
294,000	6.13%, 10/01/2025	348,788

	Beverages - 1.1%
	Anheuser-Busch InBev Worldwide, Inc.
412,000	3.75%, 07/15/2042	429,298
31,000	4.35%, 06/01/2040	35,018
	Coca-Cola Co.
330,000	2.25%, 01/05/2032(3)	329,859
30,000	3.00%, 03/05/2051	29,324
	Constellation Brands, Inc.
284,000	3.60%, 02/15/2028	310,330
	Diageo Capital plc
200,000	2.00%, 04/29/2030	196,311
	PepsiCo, Inc.
314,000	1.63%, 05/01/2030	302,970
5,000	2.63%, 03/19/2027	5,360
14,000	3.63%, 03/19/2050	15,444

		1,653,914

	Biotechnology - 0.4%
	Amgen, Inc.
142,000	2.45%, 02/21/2030	143,718
	Gilead Sciences, Inc.
250,000	1.65%, 10/01/2030	233,405
5,000	3.65%, 03/01/2026	5,517
	Royalty Pharma plc
15,000	1.75%, 09/02/2027(1)	14,769

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Royalty Pharma plc
$ 230,000	2.20%, 09/02/2030(1)	$219,602
65,000	3.30%, 09/02/2040(1)	62,839

		679,850

	Chemicals - 0.4%
	Air Products and Chemicals, Inc.
5,000	1.50%, 10/15/2025	5,106
15,000	1.85%, 05/15/2027	15,311
	DuPont de Nemours, Inc.
224,000	4.21%, 11/15/2023	242,910
	LYB International Finance LLC
45,000	1.25%, 10/01/2025	44,956
70,000	3.80%, 10/01/2060	68,341
	Sherwin-Williams Co.
187,000	2.30%, 05/15/2030	186,069
67,000	2.95%, 08/15/2029	70,517

		633,210

	Commercial Banks - 7.2%
	Bank of America Corp.
315,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(7)	317,564
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(7)	413,080
432,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(7)	453,467
485,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(7)	504,149
205,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(7)	209,161
161,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(7)	179,464
503,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	562,545
	Bank of New York Mellon Corp.
110,000	1.95%, 08/23/2022	112,546
144,000	2.10%, 10/24/2024	151,741
	BNP Paribas S.A.
200,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(7)	206,041
	Citigroup, Inc.
200,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(3)(7)	200,578
681,000	3.20%, 10/21/2026	736,532
	Fifth Third Bancorp
117,000	2.38%, 01/28/2025	122,388
	Goldman Sachs Group, Inc.
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(7)	52,208
236,000	2.60%, 02/07/2030	240,500
460,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(7)	461,862
67,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(7)	75,664
	HSBC Holdings plc
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(7)	198,452
	JP Morgan Chase & Co.
1,643,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(7)	1,713,449
165,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(7)	165,552
85,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(7)	84,704

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	JP Morgan Chase & Co.
$ 130,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(7)	$130,172
95,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(7)	101,541
77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(7)	89,327
	KeyCorp.
108,000	2.55%, 10/01/2029	110,758
	Morgan Stanley
160,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(7)	160,603
235,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(7)	220,208
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(7)	89,929
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	323,799
700,000	3.88%, 01/27/2026	779,998
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(7)	103,336
	PNC Financial Services Group, Inc.
76,000	2.55%, 01/22/2030	77,981
	Santander Holdings USA, Inc.
164,000	3.40%, 01/18/2023	171,029
	State Street Corp.
177,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(7)	186,204
62,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(7)	66,235
	Truist Bank
250,000	2.25%, 03/11/2030	246,633
	Wells Fargo & Co.
1,193,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(7)	1,247,523
36,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(7)	46,549

		11,313,472

	Commercial Services - 0.3%
	Equifax, Inc.
112,000	2.60%, 12/15/2025	118,043
5,000	3.10%, 05/15/2030	5,250
	Global Payments, Inc.
67,000	2.90%, 05/15/2030	68,687
162,000	3.20%, 08/15/2029	170,720
	Howard University (AGM Insured)
100,000	2.90%, 10/01/2031	101,246
70,000	3.48%, 10/01/2041	68,425

		532,371

	Construction Materials - 0.2%
	Carrier Global Corp.
234,000	2.24%, 02/15/2025	243,991
50,000	2.70%, 02/15/2031	50,507

		294,498

	Diversified Financial Services - 0.5%
	American Express Co.
234,000	3.63%, 12/05/2024	255,810
	BlackRock, Inc.
229,000	1.90%, 01/28/2031	223,935
	BOC Aviation USA Corp.
200,000	1.63%, 04/29/2024(1)	200,754

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Mastercard, Inc.
$ 90,000	2.95%, 03/15/2051	$89,043

		769,542

	Electric - 3.2%
	Alabama Power Co.
42,000	4.15%, 08/15/2044	48,465
	Berkshire Hathaway Energy Co.
77,000	3.25%, 04/15/2028	83,392
	Commonwealth Edison Co.
154,000	2.55%, 06/15/2026	163,111
	Dominion Energy, Inc.
348,000	2.85%, 08/15/2026	370,490
	Duke Energy Corp.
615,000	2.65%, 09/01/2026	647,599
	Duke Energy Indiana LLC
162,000	3.25%, 10/01/2049	163,752
	Evergy Metro, Inc.
55,000	2.25%, 06/01/2030	54,948
	Evergy, Inc.
139,000	2.90%, 09/15/2029	142,826
	Exelon Corp.
100,000	3.95%, 06/15/2025	110,155
50,000	4.70%, 04/15/2050	60,587
	Georgia Power Co.
149,000	2.10%, 07/30/2023	154,013
36,000	4.30%, 03/15/2042	41,397
	ITC Holdings Corp.
137,000	2.95%, 05/14/2030(1)	141,678
	NextEra Energy Capital Holdings, Inc.
279,000	2.25%, 06/01/2030	275,869
	Oglethorpe Power Corp.
234,000	5.05%, 10/01/2048	282,745
	Oncor Electric Delivery Co. LLC
112,000	2.95%, 04/01/2025	119,915
	Pacific Gas and Electric Co.
355,000	2.50%, 02/01/2031	333,995
	Public Service Enterprise Group, Inc.
320,000	1.60%, 08/15/2030	297,077
	Puget Energy, Inc.
224,000	3.65%, 05/15/2025	241,589
102,000	4.10%, 06/15/2030	112,018
	Sempra Energy
92,000	4.00%, 02/01/2048	99,276
	Sierra Pacific Power Co.
464,000	2.60%, 05/01/2026	492,232
	Southern California Edison Co.
42,000	2.25%, 06/01/2030	41,161
72,000	2.85%, 08/01/2029	73,861
76,000	3.65%, 02/01/2050	75,686
132,000	4.00%, 04/01/2047	137,372
	Southern Co.
4,000	3.25%, 07/01/2026	4,317
252,000	3.70%, 04/30/2030	274,954

		5,044,480

	Electronics - 0.2%
	Honeywell International, Inc.
249,000	1.95%, 06/01/2030	247,624

	Environmental Control - 0.0%
	Waste Management, Inc.
50,000	2.00%, 06/01/2029(3)	50,018

	Food - 0.3%
	Conagra Brands, Inc.
105,000	1.38%, 11/01/2027	102,144

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Conagra Brands, Inc.
$ 132,000	4.85%, 11/01/2028	$155,369
	General Mills, Inc.
132,000	2.88%, 04/15/2030	137,003
	Mondelez International, Inc.
160,000	1.50%, 02/04/2031(8)	148,108

		542,624

	Gas - 0.4%
	Dominion Energy Gas Holdings LLC
62,000	2.50%, 11/15/2024	65,245
	NiSource, Inc.
352,000	3.49%, 05/15/2027	383,963
77,000	3.60%, 05/01/2030	84,051
	Sempra Energy
47,000	3.40%, 02/01/2028	50,932

		584,191

	Healthcare-Products - 0.5%
	Alcon Finance Corp.
200,000	3.00%, 09/23/2029(1)	208,067
	Baxter International, Inc.
112,000	3.95%, 04/01/2030(1)	126,893
	Boston Scientific Corp.
67,000	1.90%, 06/01/2025	69,360
324,000	3.75%, 03/01/2026	360,069
	Thermo Fisher Scientific, Inc.
67,000	2.95%, 09/19/2026	72,287

		836,676

	Healthcare-Services - 0.4%
	Anthem, Inc.
25,000	2.25%, 05/15/2030	24,595
212,000	2.88%, 09/15/2029	221,218
11,000	4.38%, 12/01/2047	12,867
	CommonSpirit Health
117,000	2.76%, 10/01/2024	123,819
	Quest Diagnostics, Inc.
112,000	2.80%, 06/30/2031	114,620
	Sutter Health
60,000	3.36%, 08/15/2050	60,899
	UnitedHealth Group, Inc.
87,000	4.75%, 07/15/2045	109,770

		667,788

	Household Products - 0.0%
	Estee Lauder Cos., Inc.
72,000	2.60%, 04/15/2030	74,738

	Insurance - 1.0%
	American International Group, Inc.
371,000	2.50%, 06/30/2025	390,910
	Berkshire Hathaway Finance Corp.
137,000	4.20%, 08/15/2048	161,296
	Equitable Financial Life Global Funding
280,000	1.80%, 03/08/2028(1)	275,215
	Marsh & McLennan Cos., Inc.
221,000	3.88%, 03/15/2024	240,773
45,000	4.75%, 03/15/2039	56,374
	New York Life Insurance Co.
5,000	3.75%, 05/15/2050(1)	5,381
	Progressive Corp.
117,000	3.20%, 03/26/2030	127,341
	Willis North America, Inc.
234,000	2.95%, 09/15/2029	244,791

		1,502,081

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Internet - 0.4%
	Alphabet, Inc.
$ 225,000	2.05%, 08/15/2050	$188,445
	Amazon.com, Inc.
151,000	3.15%, 08/22/2027	166,167
	Tencent Holdings Ltd.
225,000	2.39%, 06/03/2030(1)	220,282

		574,894

	Iron/Steel - 0.1%
	Vale Overseas Ltd.
95,000	3.75%, 07/08/2030	99,940

	IT Services - 0.9%
	Apple, Inc.
211,000	1.13%, 05/11/2025	213,448
270,000	1.20%, 02/08/2028	262,564
211,000	2.20%, 09/11/2029	214,945
270,000	2.65%, 02/08/2051	250,011
	International Business Machines Corp.
200,000	1.95%, 05/15/2030	195,492
100,000	2.95%, 05/15/2050	94,581
	Leidos, Inc.
117,000	3.63%, 05/15/2025(1)	127,430

		1,358,471

	Machinery - Construction & Mining - 0.1%
	Caterpillar, Inc.
132,000	2.60%, 04/09/2030	137,639

	Machinery-Diversified - 0.2%
	John Deere Capital Corp.
31,000	1.20%, 04/06/2023	31,572
74,000	2.60%, 03/07/2024	78,516
	Otis Worldwide Corp.
180,000	2.57%, 02/15/2030	183,070

		293,158

	Media - 1.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital
355,000	2.30%, 02/01/2032	331,817
37,000	2.80%, 04/01/2031	36,641
652,000	4.20%, 03/15/2028	722,695
108,000	5.13%, 07/01/2049	123,380
	Comcast Corp.
456,000	3.20%, 07/15/2036	477,926
5,000	3.40%, 07/15/2046	5,186
115,000	3.75%, 04/01/2040	126,812
32,000	4.70%, 10/15/2048	40,025
5,000	4.75%, 03/01/2044	6,199
35,000	4.95%, 10/15/2058	46,624
	Cox Communications, Inc.
77,000	4.50%, 06/30/2043(1)	88,206
	Discovery Communications LLC
95,000	3.95%, 06/15/2025	104,018
155,000	4.65%, 05/15/2050	171,480
40,000	5.20%, 09/20/2047	46,946
62,000	5.30%, 05/15/2049	74,151
	ViacomCBS, Inc.
5,000	4.20%, 05/19/2032	5,572
216,000	4.95%, 01/15/2031	254,137

		2,661,815

	Miscellaneous Manufacturing - 0.5%
	General Electric Co.
382,000	3.63%, 05/01/2030	414,804

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Ingersoll-Rand Luxembourg Finance S.A.
$ 25,000	4.50%, 03/21/2049	$29,953
	Siemens Financieringsmaatschappij N.V.
300,000	1.20%, 03/11/2026(1)	299,325

		744,082

	Oil & Gas - 0.5%
	BP Capital Markets America, Inc.
55,000	2.94%, 06/04/2051	49,927
72,000	3.63%, 04/06/2030	79,271
	Equinor ASA
102,000	3.63%, 04/06/2040	111,463
66,000	3.70%, 04/06/2050	71,339
	Exxon Mobil Corp.
127,000	4.23%, 03/19/2040	145,064
2,000	4.33%, 03/19/2050	2,331
	Hess Corp.
111,000	7.30%, 08/15/2031	146,052
	Marathon Petroleum Corp.
100,000	4.70%, 05/01/2025	112,701

		718,148

	Pharmaceuticals - 1.8%
	AbbVie, Inc.
514,000	3.20%, 11/21/2029	549,162
214,000	4.25%, 11/21/2049	243,126
	Becton Dickinson and Co.
52,000	2.82%, 05/20/2030	53,733
	Bristol-Myers Squibb Co.
190,000	0.75%, 11/13/2025	188,308
50,000	2.55%, 11/13/2050	44,790
87,000	3.40%, 07/26/2029	95,907
	Cigna Corp.
330,000	1.25%, 03/15/2026	329,326
	CVS Health Corp.
37,000	4.13%, 04/01/2040	40,855
214,000	5.13%, 07/20/2045	266,510
	GlaxoSmithKline Capital, Inc.
214,000	3.63%, 05/15/2025	236,550
	Johnson & Johnson
134,000	2.45%, 03/01/2026	143,242
27,000	3.55%, 03/01/2036	30,497
	Novartis Capital Corp.
134,000	2.00%, 02/14/2027	138,366
12,000	2.20%, 08/14/2030	12,179
	Pfizer, Inc.
122,000	1.70%, 05/28/2030	118,612
62,000	2.63%, 04/01/2030	64,879
	Shire Acquisitions Investments Ireland DAC
62,000	2.88%, 09/23/2023	65,090
	Takeda Pharmaceutical Co., Ltd.
200,000	2.05%, 03/31/2030	193,393

		2,814,525

	Pipelines - 1.1%
	Energy Transfer Operating L.P.
141,000	3.75%, 05/15/2030	146,650
	Enterprise Products Operating LLC
283,000	4.80%, 02/01/2049	329,503
	Galaxy Pipeline Assets Bidco Ltd.
200,000	2.94%, 09/30/2040(1)	195,528
	MPLX L.P.
74,000	4.13%, 03/01/2027	82,342
30,000	4.70%, 04/15/2048	32,776
62,000	5.20%, 12/01/2047	71,847

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	ONEOK, Inc.
$ 152,000	4.00%, 07/13/2027	$166,351
	Sabine Pass Liquefaction LLC
45,000	4.20%, 03/15/2028	49,821
42,000	4.50%, 05/15/2030	47,279
	Sunoco Logistics Partners Operations L.P.
222,000	5.30%, 04/01/2044	234,615
	Texas Eastern Transmission L.P.
67,000	2.80%, 10/15/2022(1)	68,665
	TransCanada PipeLines Ltd.
158,000	4.10%, 04/15/2030	177,262
57,000	4.75%, 05/15/2038	65,957

		1,668,596

	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
35,000	1.50%, 01/31/2028	33,805
57,000	2.10%, 06/15/2030	54,708
67,000	2.40%, 03/15/2025	69,975
80,000	2.95%, 01/15/2051	73,205
	Equinix, Inc.
5,000	1.80%, 07/15/2027	4,954
	VEREIT Operating Partnership L.P.
10,000	2.20%, 06/15/2028	10,062
10,000	2.85%, 12/15/2032	10,324
40,000	3.40%, 01/15/2028	43,215

		300,248

	Retail - 0.5%
	AutoZone, Inc.
72,000	3.63%, 04/15/2025	78,528
	Home Depot, Inc.
155,000	1.38%, 03/15/2031	144,077
110,000	3.30%, 04/15/2040	116,713
62,000	3.50%, 09/15/2056	66,622
	Lowe’s Cos., Inc.
37,000	3.70%, 04/15/2046	39,136
	McDonald’s Corp.
31,000	3.35%, 04/01/2023	32,697
182,000	3.63%, 09/01/2049	191,410
36,000	3.70%, 02/15/2042	38,574
	Starbucks Corp.
112,000	3.80%, 08/15/2025	124,479

		832,236

	Semiconductors - 1.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
77,000	3.88%, 01/15/2027	84,320
	Broadcom, Inc.
20,000	2.60%, 02/15/2033(1)	18,872
95,000	3.42%, 04/15/2033(1)	96,251
92,000	3.47%, 04/15/2034(1)	92,947
673,000	5.00%, 04/15/2030	774,915
	Intel Corp.
129,000	2.45%, 11/15/2029	132,985
199,000	3.25%, 11/15/2049	200,703
20,000	4.10%, 05/19/2046	22,870
	Marvell Technology, Inc.
185,000	2.45%, 04/15/2028(1)	185,798
140,000	2.95%, 04/15/2031(1)	140,110
	Microchip Technology, Inc.
177,000	2.67%, 09/01/2023(1)	184,579
	NVIDIA Corp.
170,000	3.50%, 04/01/2040	185,880
	NXP B.V. / NXP Funding LLC
44,000	4.88%, 03/01/2024(1)	48,821

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
$ 122,000	3.15%, 05/01/2027(1)	$130,684
89,000	4.30%, 06/18/2029(1)	100,798

		2,400,533

	Software - 1.3%
	Cascade MH Asset Trust
98,152	1.75%, 02/25/2046(1)	99,352
	Fidelity National Information Services, Inc.
285,000	2.25%, 03/01/2031	279,939
	Fiserv, Inc.
393,000	2.25%, 06/01/2027	405,715
32,000	3.20%, 07/01/2026	34,697
	Microsoft Corp.
72,000	2.53%, 06/01/2050	66,953
52,000	2.92%, 03/17/2052	51,810
	Oracle Corp.
265,000	2.30%, 03/25/2028	269,153
140,000	2.88%, 03/25/2031	142,244
415,000	3.60%, 04/01/2040	424,437
67,000	3.80%, 11/15/2037	71,056
75,000	3.95%, 03/25/2051	77,828
50,000	4.10%, 03/25/2061	52,122
	salesforce.com, Inc.
112,000	3.25%, 04/11/2023	118,122

		2,093,428

	Telecommunications - 2.0%
	AT&T, Inc.
195,000	1.70%, 03/25/2026	195,876
270,000	3.50%, 02/01/2061	245,427
29,000	3.55%, 09/15/2055(1)	26,676
195,000	3.65%, 06/01/2051	187,456
49,000	3.65%, 09/15/2059(1)	45,119
101,000	3.80%, 12/01/2057(1)	96,050
	T- Mobile USA, Inc.
360,000	1.50%, 02/15/2026(1)	360,220
55,000	2.05%, 02/15/2028(1)	54,593
230,000	3.00%, 02/15/2041(1)	215,093
134,000	3.50%, 04/15/2025(1)	145,307
149,000	3.88%, 04/15/2030(1)	162,306
127,000	4.50%, 04/15/2050(1)	143,232
	Verizon Communications, Inc.
105,000	2.65%, 11/20/2040	97,220
480,000	3.40%, 03/22/2041	491,027
145,000	3.55%, 03/22/2051	147,026
5,000	4.00%, 03/22/2050	5,450
411,000	4.13%, 08/15/2046	459,452
5,000	4.50%, 08/10/2033	5,890
	Vodafone Group plc
62,000	4.38%, 02/19/2043	70,339

		3,153,759

	Transportation - 0.3%
	FedEx Corp.
75,000	3.30%, 03/15/2027	83,461
167,000	4.25%, 05/15/2030	191,153
	Norfolk Southern Corp.
5,000	3.40%, 11/01/2049	5,066
	Union Pacific Corp.
137,000	4.10%, 09/15/2067	150,675

		430,355

	Water - 0.0%
	American Water Capital Corp.
36,000	3.75%, 09/01/2028	40,180

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Total Corporate Bonds (cost $48,489,356)	$47,822,025

Foreign Government Obligations - 1.8%
	Mexico - 0.7%
	Mexico Government International Bond
$ 250,000	2.66%, 05/24/2031	240,310
200,000	4.28%, 08/14/2041	204,100
400,000	4.75%, 04/27/2032	449,600
176,000	4.75%, 03/08/2044	187,285

		1,081,295

	Panama - 0.4%
	Panama Government International Bond
480,000	2.25%, 09/29/2032	458,285
200,000	3.87%, 07/23/2060	199,912

		658,197

	Peru - 0.3%
	Peruvian Government International Bond
111,000	2.39%, 01/23/2026	114,017
190,000	2.78%, 01/23/2031	190,000
75,000	3.30%, 03/11/2041	73,346
70,000	3.55%, 03/10/2051	69,023

		446,386

	Qatar - 0.2%
	Qatar Government International Bond
200,000	5.10%, 04/23/2048(9)	253,447

	Saudi Arabia - 0.2%
	Saudi Government International Bond
400,000	2.25%, 02/02/2033(1)	377,080

	Total Foreign Government Obligations (cost $2,921,432)	2,816,405

Municipal Bonds - 0.6%
	Development - 0.0%
	New York Transportation Dev Corp. Rev
50,000	4.25%, 09/01/2035	54,984

	General - 0.3%
	County of Riverside, CA
55,000	2.96%, 02/15/2027	58,818
55,000	3.07%, 02/15/2028	59,210
	Dist of Columbia Rev
65,000	3.43%, 04/01/2042	65,017
	Florida State Board of Administration Finance Co.
230,000	1.26%, 07/01/2025	232,142

		415,187

	General Obligation - 0.1%
	California State, GO Taxable
60,000	7.30%, 10/01/2039	92,809

	Higher Education - 0.0%
	Marshall University, WV, (AGM Insured)
10,000	2.91%, 05/01/2026	10,424
10,000	3.63%, 05/01/2034	10,374

		20,798

	Transportation - 0.2%
	Chicago, IL, Transit Auth
40,000	3.91%, 12/01/2040	42,355
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	18,064
40,000	5.18%, 11/15/2049	50,471
	New York State Thruway Auth Rev
55,000	2.90%, 01/01/2035	57,824

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Port Auth of New York & New Jersey Rev
$ 205,000	1.09%, 07/01/2023	$208,191

		376,905

	Total Municipal Bonds (cost $930,369)	960,683

U.S. Government Agencies - 32.7%
	Mortgage-Backed Agencies - 32.7%
	FHLMC - 0.4%
229,887	0.97%, 11/25/2030(5)(6)	16,499
27,300	1.13%, 12/15/2027	27,680
1,413,631	1.21%, 06/25/2030(5)(6)	125,924
99,834	1.25%, 01/25/2030(5)(6)	8,468
29,241	1.25%, 12/15/2027	29,776
1,544,943	1.49%, 06/25/2030(5)(6)	168,339
1,099,436	1.54%, 05/25/2030(5)(6)	123,933
1,232,164	1.68%, 05/25/2030(5)(6)	150,673
174,797	1.82%, 04/25/2030(5)(6)	22,429
32,171	2.50%, 12/15/2042	33,463

		707,184

	FNMA - 0.4%
124,597	1.25%, 02/25/2028	126,665
29,043	1.50%, 09/25/2027	29,712
400,960	3.00%, 03/01/2050	419,936

		576,313

	GNMA - 9.5%
2,300,000	2.00%, 05/20/2051(10)	2,345,461
2,075,000	2.50%, 05/20/2051(10)	2,155,730
2,550,000	3.00%, 05/20/2051(10)	2,667,979
850,000	3.00%, 06/21/2051(10)	889,359
1,700,000	3.50%, 05/20/2051(10)	1,802,797
1,675,000	3.50%, 06/21/2051(10)	1,776,023
3,000,000	4.00%, 05/20/2051(10)	3,208,301

		14,845,650

	UMBS - 22.4%
2,600,000	1.50%, 05/18/2036(10)	2,630,875
300,000	1.50%, 05/13/2051(10)	293,824
9,235,000	2.00%, 05/13/2051(10)	9,320,496
4,540,000	2.00%, 06/14/2051(10)	4,573,001
1,300,000	2.50%, 05/18/2036(10)	1,358,094
1,865,000	2.50%, 05/13/2051(10)	1,934,063
1,860,000	2.50%, 06/14/2051(10)	1,924,597
750,000	3.00%, 05/18/2036(10)	790,547
3,535,000	3.00%, 05/13/2051(10)	3,701,865
1,740,000	3.00%, 06/14/2051(10)	1,821,013
2,800,000	3.50%, 05/13/2051(10)	2,980,031
2,350,000	4.00%, 05/13/2051(10)	2,524,552
1,200,000	4.50%, 05/13/2051(10)	1,307,470

		35,160,428

	Total U.S. Government Agencies (cost $51,044,160)	51,289,575

U.S. Government Securities - 39.9%
	U.S. Treasury Securities - 39.9%
	U.S. Treasury Bonds - 9.7%
342,651	0.25%, 02/15/2050(11)	364,669
1,495,000	1.38%, 11/15/2040	1,301,584
1,010,000	1.38%, 08/15/2050	808,473
1,035,000	1.63%, 11/15/2050	883,955
1,525,000	1.88%, 02/15/2041	1,449,703
630,000	2.00%, 02/15/2050	589,887
528,000	2.38%, 11/15/2049(12)	536,951

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	U.S. Treasury Bonds - 9.7%
$ 1,525,000	3.00%, 02/15/2048	$1,744,159
400,000	3.13%, 05/15/2048	468,094
1,840,000	3.63%, 02/15/2044	2,304,600
1,464,000	3.75%, 11/15/2043	1,865,228
275,000	3.88%, 08/15/2040	352,741
1,867,600	4.63%, 02/15/2040	2,614,859

		15,284,903

	U.S. Treasury Notes - 30.2%
2,000,000	0.13%, 03/31/2023	1,998,750
2,500,000	0.13%, 05/15/2023	2,497,266
6,915,000	0.25%, 06/15/2023	6,924,184
7,085,000	0.38%, 04/30/2025(12)	7,019,132
4,795,000	0.50%, 02/28/2026	4,721,202
5,260,000	0.50%, 04/30/2027	5,072,612
700,000	0.63%, 05/15/2030	643,590
1,830,000	0.63%, 08/15/2030	1,675,880
1,595,000	0.75%, 04/30/2026	1,586,776
3,725,000	0.88%, 11/15/2030	3,481,129
1,720,000	1.13%, 02/28/2025	1,756,617
3,600,000	1.38%, 01/31/2022	3,635,297
702,000	1.38%, 01/31/2025	723,663
4,482,000	1.50%, 01/31/2027	4,596,326
1,008,000	2.75%, 06/30/2025	1,094,979

		47,427,403

	Total U.S. Government Securities (cost $65,466,043)	62,712,306

	Total Long-Term Investments (cost $196,611,492)	193,370,897

Short-Term Investments - 7.9%
	Repurchase Agreements - 7.8%
12,210,220	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $12,210,225; collateralized by U.S. Treasury Note at 0.625%, maturing 12/31/2027, with a market value of $12,454,435	12,210,220

	Securities Lending Collateral - 0.1%
17,790	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(13)	17,790
124,784	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(13)	124,784

		142,574

	Total Short-Term Investments (cost $12,352,794)	12,352,794

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments Excluding Purchased Options (cost $208,964,286)		$205,723,691
Total Purchased Options (cost $124,450)		103,412

Total Investments (cost $209,088,736)	131.2%	$205,827,103
Other Assets & Liabilities	(31.2)%	(48,934,637)

Total Net Assets	100.0%	$156,892,466

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $27,934,764, representing 17.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,884,956 at April 30, 2021.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Securities disclosed are interest-only strips.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of this security was $253,447, representing 0.2% of net assets.

(10)	Represents or includes a TBA transaction.
(11)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $517,168.
(13)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2021

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Pay	03/14/2022	USD	3,500,000	3,500,000	$50,693	$62,388	$(11,695)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Pay	03/14/2022	USD	3,640,000	3,640,000	52,719	62,062	(9,343)

Total Puts								$103,412	$124,450	$(21,038)

Total purchased OTC swaption contracts								$103,412	$124,450	$(21,038)

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2021

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(3,640,000)	3,640,000	$(31,769)	$(36,400)	$4,631
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Receive	03/14/2022	USD	(3,500,000)	3,500,000	(30,549)	(38,500)	7,951

Total Puts								$(62,318)	$(74,900)	$12,582

Total written OTC swaption contracts								$(62,318)	$(74,900)	$12,582

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Ultra Bond Future	9	06/21/2021	$1,673,156	$14,296

Short position contracts:
U.S. Treasury 5-Year Note Future	85	06/30/2021	$10,534,687	$(3,852)
U.S. Treasury 10-Year Note Future	132	06/21/2021	17,428,125	248,969
U.S. Treasury 10-Year Ultra Future	25	06/21/2021	3,638,672	12,068
U.S. Treasury Long Bond Future	27	06/21/2021	4,245,750	26,931

Total				$284,116

Total futures contracts				$298,412

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.36.V1	USD	5,550,000	1.00%	06/20/2026	Quarterly	$121,561	$137,860	$16,299

Total centrally cleared credit default swap contracts						$121,561	$137,860	$16,299

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$27,769,903	$—	$27,769,903	$—
Corporate Bonds	47,822,025	—	47,822,025	—
Foreign Government Obligations	2,816,405	—	2,816,405	—
Municipal Bonds	960,683	—	960,683	—
U.S. Government Agencies	51,289,575	—	51,289,575	—
U.S. Government Securities	62,712,306	—	62,712,306	—
Short-Term Investments	12,352,794	142,574	12,210,220	—
Purchased Options	103,412	—	103,412	—
Futures Contracts(2)	302,264	302,264	—	—
Swaps - Credit Default(2)	16,299	—	16,299	—

Total	$206,145,666	$444,838	$205,700,828	$—

Liabilities
Futures Contracts(2)	$(3,852)	$(3,852)	$—	$—
Written Options	(62,318)	—	(62,318)	—

Total	$(66,170)	$(3,852)	$(62,318)	$—

(1)	For the period ended April 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Municipal Opportunities ETF
Schedule of Investments April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.2%
	Alabama - 1.7%
	Jefferson County, AL, Board of Education Special Tax
$ 100,000	5.00%, 02/01/2042	$123,011
	Jefferson County, AL, GO
90,000	5.00%, 04/01/2024	102,095
	State of Alabama Docks Department, (AGM Insured)
1,590,000	5.00%, 10/01/2026	1,910,570
	State of Alabama, Troy University Rev, (BAM Insured)
665,000	5.00%, 11/01/2023	741,342

		2,877,018

	Arizona - 0.6%
	Maricopa County, AZ, Industrial Dev Auth
600,000	4.00%, 09/01/2037	726,615
185,000	5.00%, 09/01/2031	234,859
	Tempe, AZ, Industrial Dev Auth Rev
65,000	4.00%, 10/01/2023(1)	65,025

		1,026,499

	California - 6.1%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
205,000	4.00%, 08/01/2034	238,390
	California Enterprise Dev Auth
205,000	5.00%, 08/01/2045	250,075
	Cathedral City, CA, Redev Agency Successor Agency, (BAM Insured)
185,000	4.00%, 08/01/2032	222,343
215,000	4.00%, 08/01/2021	216,745
	City of Los Angeles, CA, Department of Airports
1,000,000	4.00%, 05/15/2035	1,220,983
	Foothill-Eastern Transportation Corridor Agency, CA
110,000	5.00%, 01/15/2030	141,654
	Fresno, CA, Unified School Dist, GO
150,000	0.00%, 08/01/2032(2)	110,263
	Golden State Tobacco Securitization Corp., CA
500,000	5.00%, 06/01/2032	612,159
	Los Angeles Department of Water & Power
5,000,000	0.02%, 07/01/2050(3)	5,000,000
	Romoland, CA, School Dist Special Tax
100,000	5.00%, 09/01/2043	114,952
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
80,000	0.00%, 01/15/2026(2)	74,926
215,000	0.00%, 01/15/2032(2)	170,124
70,000	0.00%, 01/15/2035(2)	50,703
	State of California, GO
1,500,000	0.05%, 05/01/2040(3)	1,500,000
185,000	4.00%, 11/01/2041	209,749
	Tobacco Securitization Auth of Northern California
1,070,000	0.00%, 06/01/2060(2)	257,239

		10,390,305

	Colorado - 3.0%
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	118,146
835,000	5.00%, 08/01/2044	1,028,332
	Colorado Housing and Finance Auth, (GNMA Insured)
1,000,000	3.00%, 05/01/2051	1,093,401
	Denver, CO, Convention Center Hotel Auth
160,000	5.00%, 12/01/2031	187,369
	Park Creek, CO, Metropolitan Dist Rev
1,030,000	5.00%, 12/01/2029	1,309,235
	Regional Transportation Dist
400,000	5.00%, 07/15/2029	511,682
500,000	5.00%, 01/15/2030	645,298

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 100,000	5.00%, 07/15/2032	$130,268

		5,023,731

	Connecticut - 1.5%
	City of Bridgeport, CT, GO, (BAM Insured)
100,000	5.00%, 07/15/2034	123,366
	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
810,000	4.25%, 05/15/2042	894,871
	Connecticut State Health & Educational Facs Auth
320,000	5.00%, 07/01/2026	374,982
70,000	5.00%, 07/01/2031	90,237
	State of Connecticut, GO
380,000	5.00%, 11/15/2025	457,803
500,000	5.00%, 04/15/2029	617,954

		2,559,213

	District of Columbia - 0.4%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	265,419
455,000	5.00%, 07/01/2042	479,341

		744,760

	Florida - 7.8%
	Broward County, FL, Airport System Rev
270,000	4.00%, 10/01/2044	307,765
	Capital Projects, FL, Finance Auth
185,000	5.00%, 10/01/2027	221,048
	City of Atlantic Beach, FL, Health Care Facs Auth
125,000	5.00%, 11/15/2043	140,159
	City of West Palm Beach, FL, Utility System Rev, (AGC Insured)
5,750,000	0.08%, 10/01/2038(3)	5,750,000
	Escambia County, FL, Health Facs Auth Rev
365,000	4.00%, 08/15/2050	414,902
	Greater Orlando, FL, Aviation Auth
1,000,000	5.00%, 10/01/2037	1,207,926
	Orange County, FL, Convention Center/Orlando
680,000	5.00%, 10/01/2024	784,289
1,005,000	5.00%, 10/01/2027	1,264,550
	Orlando, FL, Utilities Commission
950,000	1.25%, 10/01/2046(3)	962,020
	Palm Beach County, FL, Health Facs Auth
720,000	2.63%, 06/01/2025	729,607
	Polk County, FL, Industrial Dev Auth
645,000	5.00%, 01/01/2029	720,140
190,000	5.00%, 01/01/2055	206,025
	Putnam County, FL, Dev Auth
35,000	5.00%, 03/15/2042	42,291
	Seminole County, FL, Industrial Dev Auth
500,000	3.75%, 11/15/2025	485,776

		13,236,498

	Georgia - 2.5%
	Appling County, GA, Dev Auth Rev
100,000	1.50%, 01/01/2038(3)	102,572
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(3)	410,289
1,730,000	1.55%, 12/01/2049(3)	1,757,855
200,000	3.00%, 11/01/2045(3)	208,481
	Main Street, GA, Natural Gas, Inc.
200,000	5.50%, 09/15/2023	223,887
	Municipal Electric Auth, GA
1,000,000	5.00%, 01/01/2028	1,203,272
215,000	5.00%, 01/01/2056	256,113

		4,162,469

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Hawaii - 0.1%
	State of Hawaii Airports System Rev
$ 100,000	5.00%, 07/01/2031	$124,327

	Illinois - 13.3%
	Chicago, IL, Board of Education, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(2)	102,405
110,000	0.00%, 12/01/2026(2)	100,674
250,000	5.00%, 12/01/2024	283,570
500,000	5.00%, 12/01/2028	612,276
350,000	5.00%, 12/01/2032	435,864
170,000	5.00%, 12/01/2033	210,900
420,000	5.00%, 12/01/2034	519,622
400,000	5.00%, 12/01/2046	467,460
	Chicago, IL, Board of Education, Rev
250,000	5.00%, 04/01/2033	298,787
	Chicago, IL, O’Hare International Airport
370,000	5.00%, 01/01/2031	480,573
630,000	5.00%, 01/01/2032	814,996
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,532,045
445,000	5.00%, 06/01/2024	505,610
275,000	5.00%, 12/01/2045	338,780
130,000	5.25%, 12/01/2024	133,855
105,000	5.25%, 12/01/2025	108,114
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(2)	462,610
400,000	5.00%, 01/01/2024	442,638
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	100,755
50,000	5.50%, 01/01/2030	61,892
	City of Granite, IL, Rev
1,385,000	1.25%, 05/01/2027(4)	1,385,000
	Cook County, IL, GO
100,000	5.00%, 11/15/2021	102,566
265,000	5.00%, 11/15/2032	348,958
	County of Cook, IL, Sales Tax Rev
335,000	5.00%, 11/15/2030	444,879
	Illinois Housing Dev Auth
105,000	4.00%, 02/01/2035	107,347
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	308,672
150,000	5.00%, 11/15/2045	173,256
305,000	5.00%, 05/15/2050(3)	345,702
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
615,000	5.00%, 12/01/2025	726,363
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
100,000	5.00%, 01/01/2032	122,206
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(2)	139,592
515,000	5.00%, 02/01/2025	591,473
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
205,000	0.00%, 12/15/2025(2)	192,214
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	157,356
75,000	5.25%, 06/01/2021	75,276
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	169,496
1,000,000	6.00%, 07/01/2024	1,112,580
	Sales Tax Securitization Corp., IL Rev
500,000	5.00%, 01/01/2029	617,679
455,000	5.00%, 01/01/2030	588,157
985,000	5.00%, 01/01/2037	1,184,217

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	State of Illinois, GO
$ 450,000	5.00%, 12/01/2024	$516,992
300,000	5.00%, 11/01/2027	363,684
535,000	5.00%, 03/01/2029	668,275
480,000	5.00%, 10/01/2031	609,319
465,000	5.00%, 12/01/2034	552,794
325,000	5.00%, 03/01/2046	399,235
750,000	5.25%, 12/01/2030	914,008
	State of Illinois, Rev
1,250,000	5.00%, 06/15/2022	1,304,623
115,000	5.00%, 06/15/2027	135,562
	Village of Bolingbrook, IL, GO, (AGM Insured)
100,000	5.00%, 01/01/2028	124,375

		22,495,282

	Indiana - 0.2%
	City of Evansville, IN, Rev, (FNMA Insured)
278,447	3.00%, 06/01/2034	294,649

	Iowa - 1.8%
	Iowa Student Loan Liquidity Corp.
400,000	5.00%, 12/01/2022	428,919
830,000	5.00%, 12/01/2023	924,211
350,000	5.00%, 12/01/2025	411,145
	State of Iowa, Finance Auth Rev
215,000	2.88%, 05/15/2049	217,232
575,000	5.00%, 02/15/2027	707,424
	State of Iowa, Tobacco Settlement Auth
355,000	4.00%, 06/01/2049	407,271

		3,096,202

	Kentucky - 0.1%
	Kentucky Bond Dev Corp.
110,000	5.00%, 09/01/2023	121,282
	Kentucky Public Energy Auth
100,000	4.00%, 01/01/2049(3)	111,513

		232,795

	Louisiana - 0.6%
	East Baton Rouge, LA, Sewerage Commission
325,000	1.30%, 02/01/2041(3)	332,008
	Parish of St. John the Baptist, LA
305,000	2.38%, 06/01/2037(3)	318,971
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
265,000	5.00%, 01/01/2027	325,528

		976,507

	Maine - 0.2%
	Finance Auth of Maine Rev, (AGM Insured)
305,000	5.00%, 12/01/2021	313,212

	Maryland - 0.9%
	Maryland Community Dev Administration
1,335,000	3.00%, 09/01/2051	1,463,784

	Massachusetts - 2.6%
	Massachusetts Dev Finance Agency, Rev
125,000	5.00%, 07/15/2021(1)	125,908
120,000	5.00%, 07/15/2023(1)	129,304
130,000	5.00%, 07/15/2024(1)	143,961
660,000	5.00%, 07/01/2031	807,976
675,000	5.00%, 07/01/2034	838,358
350,000	5.00%, 07/01/2044	394,780
100,000	5.00%, 07/01/2048	120,350
380,000	5.00%, 10/01/2057(1)	414,845
	Massachusetts Educational Financing Auth
1,000,000	5.00%, 01/01/2025	1,153,059
100,000	5.00%, 07/01/2026	119,930

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 110,000	5.00%, 07/01/2027	$134,092

		4,382,563

	Michigan - 2.8%
	City of Detroit, MI, GO
345,000	5.00%, 04/01/2022	356,807
	Delton Kellogg Schools, GO, (Q-SBLF Insured)
605,000	5.00%, 05/01/2029(4)	793,528
625,000	5.00%, 05/01/2030(4)	835,014
	Michigan State Housing Dev Auth
1,065,000	4.25%, 06/01/2049	1,178,095
620,000	4.25%, 12/01/2049	691,318
	New Haven, MI, Community Schools, GO, (Q-SBLF Insured)
275,000	5.00%, 05/01/2032	356,720
	Wayne County, MI, Airport Auth Rev
500,000	5.00%, 12/01/2025	594,244

		4,805,726

	Minnesota - 1.7%
	Duluth, MN, Independent School Dist No. 709, (SCP Insured)
750,000	5.00%, 02/01/2022	773,978
575,000	5.00%, 02/01/2025	661,987
	Freddie Mac Multifamily, MN, Certificates
399,402	2.54%, 06/25/2037	423,759
	Minnesota Higher Education Facs. Auth.
750,000	3.00%, 10/01/2038	827,485
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
200,000	4.00%, 02/01/2030	211,372

		2,898,581

	Mississippi - 0.7%
	State of Mississippi
1,000,000	5.00%, 10/15/2029	1,246,989

	Missouri - 1.9%
	City of St. Louis, MO, Airport Rev
400,000	5.00%, 07/01/2031	506,615
	Kansas City, MO, Industrial Dev Auth
510,000	5.00%, 03/01/2032	639,747
	Kirkwood, MO, Industrial Dev Auth Retirement Community
500,000	5.25%, 05/15/2042	550,047
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
740,000	3.50%, 11/01/2050	823,460
	St. Louis County, MO, Industrial Dev Auth
650,000	5.00%, 09/01/2028	747,987

		3,267,856

	Nebraska - 0.2%
	Washington County, NE, Rev
300,000	0.90%, 09/01/2030(3)	303,052

	Nevada - 1.1%
	City of North Las Vegas, NV
275,000	4.50%, 06/01/2039	309,101
	City of Reno, NV, Sales Tax Rev, (AGM Insured)
280,000	5.00%, 06/01/2033	340,779
	City of Sparks, NV
155,000	2.50%, 06/15/2024(1)	156,735
	County of Clark, NV, Passenger Facs Charge Rev
250,000	5.00%, 07/01/2028	322,596
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	221,575
450,000	5.00%, 07/01/2034	550,977

		1,901,763

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	New Hampshire - 0.2%
	New Hampshire Business Finance Auth
$ 80,000	4.00%, 01/01/2041	$88,433
	New Hampshire Health and Education Facs Auth Act Rev
215,000	5.00%, 08/01/2059	333,800

		422,233

	New Jersey - 2.6%
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	421,074
515,000	5.00%, 06/15/2023	565,713
	New Jersey Higher Education Student Assistance Auth
430,000	5.00%, 12/01/2025	509,985
	New Jersey Transportation Trust Fund Auth
760,000	0.00%, 06/15/2031(2)	992,014
125,000	5.00%, 12/15/2023	140,079
	New Jersey Turnpike Auth Rev
250,000	4.00%, 01/01/2033	290,181
295,000	4.00%, 01/01/2042	350,093
	State of New Jersey, GO
340,000	5.00%, 06/01/2026	412,711
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	386,713
250,000	5.00%, 06/01/2029	314,881

		4,383,444

	New Mexico - 0.2%
	City of Santa Fe, NM, Rev
155,000	5.00%, 05/15/2049	170,682
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
75,000	4.00%, 01/01/2049	82,614

		253,296

	New York - 13.8%
	Brookhaven, NY, Local Dev Corp.
540,000	1.63%, 11/01/2025	550,482
	City of New York, NY, Rev
185,000	4.00%, 11/01/2035	224,010
580,000	4.00%, 11/01/2036	703,927
	City of New York, NY, GO
1,675,000	0.06%, 08/01/2044(3)	1,675,000
465,000	5.00%, 08/01/2026	570,312
500,000	5.00%, 08/01/2028	633,200
	Huntington, NY, Local Dev Corp.
105,000	3.00%, 07/01/2025	106,229
	Long Island, NY, Power Auth Rev
500,000	0.85%, 09/01/2050(3)	501,111
	Metropolitan Transportation Auth, NY, Rev
1,555,000	5.00%, 03/01/2022	1,617,035
195,000	5.00%, 11/15/2033	252,265
1,000,000	5.00%, 11/15/2045(3)	1,288,873
575,000	5.00%, 11/15/2052	689,527
	New York City Industrial Dev Agency, (AGM Insured)
670,000	3.00%, 01/01/2033	744,238
1,350,000	5.00%, 07/01/2022	1,429,401
120,000	5.00%, 03/01/2030	156,105
	New York City Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	606,449
465,000	5.00%, 11/01/2032	617,688
665,000	5.00%, 02/01/2035	878,763
	New York Liberty Dev Corp.
725,000	5.00%, 11/15/2044(1)	792,815
	New York State Urban Dev Corp. Rev
585,000	5.00%, 03/15/2023	637,904
1,000,000	5.00%, 03/15/2032	1,325,339
1,000,000	5.00%, 03/15/2037	1,297,031

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,000,000	5.00%, 03/15/2038	$1,292,334
	New York Transportation Dev Corp. Rev
110,000	4.00%, 04/30/2053	124,700
130,000	5.00%, 12/01/2024	149,154
195,000	5.00%, 12/01/2031	256,788
	Port Auth of New York & New Jersey Rev
185,000	4.00%, 07/15/2040	221,724
700,000	5.00%, 11/01/2038	877,280
	Syracuse, NY, Industrial Dev Agency
390,000	5.00%, 01/01/2031	392,388
	Triborough, NY, Bridge & Tunnel Auth
2,800,000	0.03%, 11/01/2032(3)	2,800,000

		23,412,072

	North Carolina - 1.0%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
545,000	2.88%, 10/01/2026	547,208
255,000	4.00%, 01/01/2025	269,293
145,000	5.00%, 01/01/2039	162,362
210,000	5.00%, 01/01/2044	235,869
395,000	5.00%, 01/01/2038	447,958

		1,662,690

	Ohio - 2.1%
	Allen County, OH, Hospital Facs Rev
250,000	5.00%, 12/01/2029	328,873
	American Municipal Power, Inc., OH
1,000,000	2.30%, 02/15/2038(3)	1,005,718
	Buckeye, OH, Tobacco Settlement Finance Auth
1,275,000	5.00%, 06/01/2055	1,432,267
	Cleveland, OH, Department of Public Utilities, (AGM Insured)
100,000	5.00%, 11/15/2030	125,430
	Southern Ohio Port Auth Rev
600,000	6.50%, 12/01/2030(1)	680,585

		3,572,873

	Oklahoma - 0.6%
	Oklahoma Dev Finance Auth
905,000	1.63%, 07/06/2023	909,590
30,000	5.25%, 08/15/2048	36,355
30,000	5.50%, 08/15/2057	36,736

		982,681

	Oregon - 1.5%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (SBG Insured)
30,000	5.00%, 06/15/2038	37,516
	Marion County, OR, School Dist No. 15 North Marion, GO, (SBG Insured)
20,000	0.00%, 06/15/2037(2)	12,016
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (SBG Insured)
115,000	0.00%, 06/15/2038(2)	71,653
	Port of Portland, OR, Airport Rev
270,000	5.00%, 07/01/2029	348,291
	Salem Hospital Facs Auth, OR Rev
40,000	5.00%, 05/15/2038	45,161
30,000	5.00%, 05/15/2048	33,448
	Salem-Keizer, OR, School Dist No. 24J, GO, (SBG Insured)
150,000	0.00%, 06/15/2023(5)	164,204
	State of Oregon Housing & Community Services Department
95,000	4.50%, 01/01/2049	104,172
1,330,000	4.50%, 07/01/2049	1,467,432
	State of Oregon, GO
140,000	4.00%, 12/01/2048	151,570

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured)
$ 100,000	0.00%, 06/15/2034(2)	$70,963

		2,506,426

	Pennsylvania - 4.3%
	Allegheny County, PA, Airport Auth
585,000	5.00%, 01/01/2026	603,107
	Armstrong, PA, School Dist, GO, (BAM/SAW Insured)
135,000	4.00%, 03/15/2035	158,601
	City of Philadelphia, PA, GO
565,000	5.00%, 02/01/2035	722,306
	Commonwealth Finance Auth, PA
100,000	5.00%, 06/01/2027	123,997
	Erie, PA, City School Dist, GO, (AGM/SAW Insured)
590,000	5.00%, 04/01/2028	741,149
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	258,760
240,000	5.00%, 12/01/2044	271,464
100,000	5.00%, 12/01/2046	108,955
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	291,906
750,000	5.00%, 05/01/2037	914,857
	Pennsylvania Housing Finance Agency
445,000	3.10%, 04/01/2023	449,964
1,060,000	4.00%, 10/01/2038	1,123,657
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	187,785
95,000	5.00%, 12/01/2037	102,308
	Philadelphia, PA, School Dist, GO, (SAW Insured)
540,000	5.00%, 09/01/2032	696,102
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
15,000	5.00%, 09/01/2034	19,163
	Wilkes-Barre Area, PA, School Dist, GO, (BAM/SAW Insured)
375,000	5.00%, 04/15/2059	457,250

		7,231,331

	Puerto Rico - 0.4%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
625,000	5.00%, 07/01/2058	704,100

	Rhode Island - 0.6%
	Rhode Island Commerce Corp. Rev
445,000	5.00%, 05/15/2026	541,448
	Rhode Island Student Loan Auth
400,000	5.00%, 12/01/2027	488,978

		1,030,426

	South Carolina - 1.8%
	SCAGO Educational Facs Corp. for Pickens School Dist, SC
390,000	5.00%, 12/01/2029	454,018
	South Carolina Port Auth
1,000,000	5.00%, 07/01/2033	1,250,384
	South Carolina State Public Service Auth
500,000	4.00%, 12/01/2034	603,410
500,000	5.00%, 12/01/2034	572,048
125,000	5.00%, 12/01/2050	144,285

		3,024,145

	South Dakota - 1.4%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,335,000	3.00%, 11/01/2051	1,462,966
835,000	4.50%, 11/01/2048	936,280

		2,399,246

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Tennessee - 1.2%
	Chattanooga, TN, Health Educational & Housing Facs Board
$ 110,000	5.00%, 08/01/2044	$135,469
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	517,245
300,000	5.00%, 02/01/2023	323,504
295,000	5.00%, 02/01/2025	339,981
455,000	5.00%, 02/01/2027	547,106
	Tennessee Housing Dev Agency
130,000	4.00%, 01/01/2049	142,332

		2,005,637

	Texas - 3.3%
	Allen, TX, Independent School Dist, GO, (PSF-GTD Insured)
600,000	5.00%, 02/15/2029	783,154
	Brazos Higher Education Auth. Inc
500,000	5.00%, 04/01/2025	569,427
	City of Houston, TX, Hotel Occupancy Tax & Special, (AGM-CR AMBAC Insured)
750,000	0.00%, 09/01/2025(2)	714,067
	City of San Antonio, TX, Electric & Gas Systems Rev
555,000	1.75%, 02/01/2049(3)	575,179
	Dallas-Fort Worth, TX, International Airport Rev
215,000	5.00%, 11/01/2022	230,397
	Harris County - Houston, TX, Sports Auth
600,000	5.00%, 11/15/2033	669,987
	Kerrville, TX, Health Facs Dev Corp.
100,000	5.00%, 08/15/2024	114,117
	New Hope, TX, Cultural Education Facs Finance Corp.
500,000	5.00%, 11/01/2046	536,001
	Texas Municipal Gas Acquisition & Supply Corp. III Rev
1,000,000	5.00%, 12/15/2032	1,343,210
	Texas Transportation Commission
200,000	0.00%, 08/01/2038(2)	107,060

		5,642,599

	Utah - 2.1%
	Salt Lake City, UT, Corp. Airport Rev
1,000,000	5.00%, 07/01/2029	1,255,987
	Salt Lake County, UT, Rev, (AMBAC Insured)
590,000	5.13%, 02/15/2033	679,503
	Utah Transit Auth, (AGM Insured)
1,250,000	5.25%, 06/15/2029	1,635,437

		3,570,927

	Washington - 2.8%
	Port of Seattle, WA, Rev
1,000,000	5.00%, 06/01/2030	1,002,082
1,000,000	5.00%, 05/01/2033	1,198,279
	State of Washington, GO
1,500,000	5.00%, 08/01/2034	1,991,536
	Washington State Housing Finance Commission
500,000	5.00%, 01/01/2031(1)	547,011

		4,738,908

	West Virginia - 0.2%
	West Virginia State Economic Dev Auth
390,000	2.55%, 03/01/2040(3)	412,674

	Wisconsin - 3.3%
	Public Finance Auth, WI, (AGM Insured)
170,000	4.00%, 07/01/2050	190,018
100,000	5.00%, 09/01/2025(1)	107,624
1,225,000	5.00%, 07/01/2036	1,487,834
100,000	5.00%, 07/01/2037	127,063
485,000	5.00%, 07/01/2038	614,518
750,000	5.00%, 10/01/2043(1)	822,019

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
$ 465,000	5.00%, 10/01/2044		$568,432
	Wisconsin Center Dist, WI
120,000	0.00%, 12/15/2029(2)		103,771
	Wisconsin Health & Educational Facs Auth Rev
595,000	4.00%, 08/15/2046		664,581
840,000	5.00%, 11/01/2039		900,598

			5,586,458

	Total Municipal Bonds (cost $155,023,503)		161,365,947

Short-Term Investments - 3.5%
	Repurchase Agreements - 3.5%
5,904,458	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $5,904,460; collateralized by U.S. Treasury Note at .625%, maturing 12/31/2027, with a market value of $6,022,575		5,904,458

	Total Short-Term Investments (cost $5,904,458)		5,904,458

	Total Investments (cost $160,927,961)	98.7%	$167,270,405
	Other Assets & Liabilities	1.3%	2,180,034

	Total Net Assets	100.0%	$169,450,439

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $3,985,832, representing 2.4% of net assets.

(2)	Security is a zero-coupon bond.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,988,471 at April 30, 2021.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
CR	Custody Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SAW	State Aid Withholding

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

SBG	School Bond Guaranty
SCP	State Credit Enhancement Program
SD CRED PROG	State School District Credit Enhancement Programs

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$161,365,947	$—	$161,365,947	$—
Short-Term Investments	5,904,458	—	5,904,458	—

Total	$167,270,405	$—	$167,270,405	$—

(1) For the period ended April 30, 2021, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 27.1%
	Aerospace/Defense - 1.0%
	Boeing Co.
$ 1,283,000	1.43%, 02/04/2024	$1,286,674

	Auto Manufacturers - 0.7%
	General Motors Financial Co., Inc.
884,000	1.05%, 03/08/2024	885,638

	Commercial Banks - 11.1%
	Bank of Nova Scotia
412,000	2.38%, 01/18/2023	426,447
	Barclays plc
1,365,000	1.01%, 12/10/2024, 12 mo. USD CMT + 0.800%(1)	1,367,068
	Canadian Imperial Bank of Commerce
706,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(2)	724,831
	Goldman Sachs Group, Inc.
1,877,000	0.59%, 03/08/2024, 3 mo. USD SOFR + 0.580%(1)	1,878,010
	HSBC Holdings plc
609,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(2)	666,526
	JPMorgan Chase & Co.
953,000	0.59%, 03/16/2024, 3 mo. USD SOFR + 0.580%(1)	956,059
855,000	0.90%, 04/22/2027, 3 mo. USD SOFR + 0.885%(1)	858,077
1,140,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(2)	1,175,590
746,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(2)	771,034
	National Bank of Canada
1,564,000	2.10%, 02/01/2023	1,608,171
	PNC Financial Services Group, Inc.
522,000	3.50%, 01/23/2024	562,378
	Royal Bank of Canada
562,000	2.25%, 11/01/2024	589,883
	Toronto-Dominion Bank
954,000	2.65%, 06/12/2024	1,013,162
	Truist Financial Corp.
763,000	2.20%, 03/16/2023	788,243
	Wells Fargo & Co.
394,000	3.75%, 01/24/2024	426,247

		13,811,726

	Diversified Financial Services - 1.4%
	BMW U.S. Capital LLC
1,715,000	0.54%, 04/01/2024, 3 mo. USD SOFR + 0.530%(1)(3)	1,724,390

	Gas - 0.5%
	CenterPoint Energy, Inc.
578,000	0.70%, 03/02/2023	578,343

	Healthcare-Services - 0.9%
	CommonSpirit Health
142,000	2.76%, 10/01/2024	150,276
580,000	3.35%, 10/01/2029	618,166
	UnitedHealth Group, Inc.
395,000	2.38%, 08/15/2024	417,762

		1,186,204

	Miscellaneous Manufacturing - 1.2%
	Siemens Financieringsmaatschappij N.V.
1,464,000	0.44%, 03/11/2024, 3 mo. USD SOFR + 0.430%(1)(3)	1,472,882

	Oil & Gas - 0.7%
	Diamondback Energy, Inc.
888,000	0.90%, 03/24/2023	888,331

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Pharmaceuticals - 1.9%
	AmerisourceBergen Corp.
$ 1,042,000	0.74%, 03/15/2023	$1,044,806
	Bristol-Myers Squibb Co.
413,000	2.90%, 07/26/2024	442,498
	CVS Health Corp.
777,000	3.75%, 04/01/2030	854,423

		2,341,727

	Pipelines - 0.3%
	Enbridge, Inc.
399,000	0.41%, 02/17/2023, 3 mo. USD SOFR + 0.400%(1)	399,505

	Real Estate Investment Trusts - 2.3%
	Boston Properties L.P.
665,000	3.40%, 06/21/2029	710,778
	Crown Castle International Corp.
1,869,000	1.05%, 07/15/2026	1,821,524
	Ventas Realty L.P.
326,000	2.65%, 01/15/2025	343,434

		2,875,736

	Retail - 1.5%
	7-Eleven, Inc.
1,042,000	0.65%, 08/10/2022, 3 mo. USD LIBOR + 0.450%(1)(3)	1,042,814
	Home Depot, Inc.
87,000	2.13%, 09/15/2026	91,094
	McDonald’s Corp.
685,000	1.45%, 09/01/2025	696,106

		1,830,014

	Semiconductors - 0.4%
	Broadcom, Inc.
554,000	1.95%, 02/15/2028(3)(4)	545,545

	Software - 1.1%
	Oracle Corp.
1,300,000	2.80%, 04/01/2027	1,377,351

	Telecommunications - 1.9%
	AT&T, Inc.
1,164,000	0.65%, 03/25/2024, 3 mo. USD SOFR + 0.640%(1)	1,165,792
	Verizon Communications, Inc.
1,219,000	0.51%, 03/22/2024, 3 mo. USD SOFR + 0.500%(1)	1,224,149

		2,389,941

	Transportation - 0.2%
	United Parcel Service, Inc.
209,000	2.20%, 09/01/2024	219,735

	Total Corporate Bonds (cost $33,284,461)	33,813,742

Municipal Bonds - 55.9%
	Alabama - 2.1%
	Black Belt Energy Gas Dist, AL
920,000	4.00%, 10/01/2049(5)	1,071,098
1,205,000	4.00%, 06/01/2051(5)	1,493,486

		2,564,584

	California - 3.0%
	California County, CA, Tobacco Securitization Agency
20,000	4.00%, 06/01/2022	20,820
25,000	4.00%, 06/01/2023	26,928
	California State Health Facs Finance Auth Rev
695,000	5.00%, 04/01/2033	899,773
	City of El Cajon, CA
50,000	0.93%, 04/01/2024	49,846
70,000	1.18%, 04/01/2025	69,672
	City of Los Angeles, CA, Department of Airports

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 110,000	0.85%, 05/15/2026	$107,930
110,000	1.10%, 05/15/2027	107,204
130,000	1.25%, 05/15/2028	125,414
	City of Pomona, CA
35,000	4.00%, 08/01/2023	37,358
55,000	4.00%, 08/01/2024	59,960
	City of Riverside, CA
35,000	1.90%, 06/01/2023	35,940
65,000	2.11%, 06/01/2024	67,415
	County of Sacramento, CA, Airport System Rev
195,000	5.00%, 12/01/2022	210,001
95,000	5.00%, 07/01/2032	125,225
170,000	5.00%, 07/01/2033	223,245
105,000	5.00%, 07/01/2034	137,232
	MSR Public Power Agency, CA, (NATL Insured)
90,000	6.00%, 07/01/2022	93,475
	San Diego County, CA, Regional Transportation Commission
1,130,000	5.00%, 10/01/2022	1,207,738
	San Francisco, CA, Community College Dist, GO
80,000	1.33%, 06/15/2026	80,406
105,000	2.02%, 06/15/2029	106,082

		3,791,664

	Colorado - 1.4%
	Adams County, CO, School Dist, GO, (SAW Insured)
690,000	5.00%, 12/01/2029	916,975
	City & County of Denver, CO, Airport System Rev
225,000	5.00%, 11/15/2032	298,641
	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured)
540,000	3.50%, 05/01/2050	598,110

		1,813,726

	Connecticut - 0.2%
	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
225,000	4.25%, 05/15/2042	248,575
	State of Connecticut, GO
25,000	4.00%, 06/01/2023	26,965

		275,540

	Delaware - 0.3%
	Delaware Transportation Auth
150,000	5.00%, 09/01/2029	195,584
50,000	5.00%, 07/01/2032	66,671
135,000	5.00%, 09/01/2033	176,385

		438,640

	District of Columbia - 1.7%
	Dist of Columbia Water & Sewer Auth Rev
895,000	5.00%, 10/01/2052	1,079,049
	Dist of Columbia, GO
505,000	5.00%, 06/01/2036	624,061
	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev
340,000	5.00%, 10/01/2034	429,353

		2,132,463

	Florida - 0.6%
	County of Miami-Dade FL
120,000	1.00%, 10/01/2024	121,120
115,000	1.15%, 10/01/2025	115,579
	County of Miami-Dade FL Aviation Rev
140,000	1.23%, 10/01/2025	140,493
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
80,000	3.00%, 07/01/2051	87,380
130,000	3.50%, 07/01/2051	144,239

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Florida - 0.6%
$ 85,000	4.00%, 07/01/2049	$92,561

		701,372

	Georgia - 2.1%
	Georgia Municipal Association, Inc.
220,000	5.00%, 12/01/2029	276,830
	Main Street, GA, Natural Gas, Inc.
435,000	4.00%, 08/01/2048(5)	472,724
1,565,000	4.00%, 03/01/2050(5)	1,814,461

		2,564,015

	Hawaii - 0.2%
	State of Hawaii Airports System Rev
170,000	5.00%, 01/01/2030	219,299

	Illinois - 4.3%
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
65,000	5.25%, 12/01/2032	90,947
	Chicago, IL, O’Hare International Airport
1,870,000	5.00%, 01/01/2033	2,410,401
	Illinois Housing Dev Auth, (GNMA/FNMA/FHLMC Insured)
1,900,000	3.75%, 04/01/2050	2,114,877
125,000	4.50%, 10/01/2048	140,655
	Railsplitter, IL, Tobacco Settlement Auth
175,000	5.00%, 06/01/2027	208,900
	Rock Island County, IL, School Dist No. 41, GO, (BAM Insured)
25,000	4.00%, 12/01/2023	27,139
25,000	5.00%, 12/01/2024	28,760
	Southwestern Illinois Dev Auth
85,000	6.38%, 11/01/2023	92,618
	State of Illinois, GO
155,000	4.00%, 03/01/2024	169,419
130,000	5.00%, 03/01/2024	145,725

		5,429,441

	Indiana - 0.1%
	Indiana Housing & Community Dev Auth, (GNMA Insured)
130,000	4.00%, 07/01/2048	142,168

	Iowa - 2.5%
	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured)
2,610,000	3.00%, 01/01/2047	2,860,882
115,000	3.25%, 07/01/2050	126,570
70,000	4.00%, 07/01/2048	76,575

		3,064,027

	Kentucky - 2.0%
	Kentucky Public Energy Auth
600,000	4.00%, 12/01/2049(5)	676,310
1,555,000	4.00%, 02/01/2050(5)	1,833,311

		2,509,621

	Louisiana - 2.9%
	Louisiana Housing Corp. Rev
35,000	4.50%, 12/01/2047	39,006
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
3,510,000	2.50%, 04/01/2036	3,567,845

		3,606,851

	Maine - 0.5%
	Maine Municipal Bond Bank
80,000	5.00%, 09/01/2029	104,090
135,000	5.00%, 09/01/2031	177,036
105,000	5.00%, 09/01/2032	137,172

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Maine - 0.5%
	Maine State Housing Auth
$ 160,000	4.00%, 11/15/2048	$174,544

		592,842

	Massachusetts - 2.4%
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025	64,308
45,000	3.27%, 07/01/2026	48,506
50,000	3.38%, 07/01/2027	54,137
	Massachusetts Water Resource Auth
2,810,000	0.07%, 08/01/2037(5)	2,810,000

		2,976,951

	Michigan - 0.1%
	Michigan State Housing Dev Auth
85,000	3.75%, 06/01/2050	94,000

	Minnesota - 1.4%
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
1,565,000	3.00%, 01/01/2051	1,707,444

	Mississippi - 1.6%
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
1,290,000	3.00%, 12/01/2050	1,414,049
265,000	3.25%, 12/01/2050	291,453
	State of Mississippi, GO
180,000	5.00%, 06/01/2031	239,367

		1,944,869

	Missouri - 1.2%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
490,000	3.25%, 05/01/2051	541,744
205,000	3.50%, 11/01/2050	228,121
355,000	3.88%, 05/01/2050	396,467
155,000	4.25%, 05/01/2049	173,158
145,000	4.75%, 05/01/2049	164,411

		1,503,901

	Montana - 0.8%
	Montana Board of Housing Rev
930,000	3.50%, 06/01/2050	1,024,543

	Nebraska - 0.7%
	Nebraska Investment Finance Auth Rev
705,000	3.00%, 09/01/2050	769,018
105,000	4.00%, 09/01/2048	115,651

		884,669

	Nevada - 0.1%
	Nevada Housing Division, (GNMA/FNMA/FHLMC Insured)
145,000	4.00%, 10/01/2049	161,655

	New Jersey - 1.3%
	Garden State, NJ, Preservation Trust, (AGM Insured)
20,000	5.75%, 11/01/2028	24,789
	New Jersey Economic Dev Auth
40,000	5.00%, 06/15/2023	43,939
40,000	5.00%, 06/15/2024	45,606
160,000	5.00%, 03/01/2026	173,492
90,000	5.00%, 11/01/2026	109,976
	New Jersey Transportation Trust Fund Auth
25,000	4.00%, 06/15/2035	29,474
410,000	5.00%, 12/15/2028	520,749
	New Jersey Turnpike Auth
430,000	1.05%, 01/01/2026	427,308

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	New Jersey - 1.3%
	Tobacco Settlement Financing Corp., NJ
$ 175,000	5.00%, 06/01/2029	$220,417

		1,595,750

	New Mexico - 1.0%
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
1,065,000	3.00%, 01/01/2051	1,162,287
80,000	4.00%, 01/01/2049	88,246

		1,250,533

	New York - 4.5%
	City of New York, NY, GO
1,010,000	5.00%, 08/01/2033	1,321,489
	New York City Transitional Finance Auth, Future Tax Secured Rev
580,000	5.00%, 05/01/2033	768,325
	New York State Dormitory Auth Rev
1,560,000	4.00%, 03/15/2035	1,877,915
	New York Transportation Dev Corp.
80,000	1.36%, 12/01/2021	80,420
120,000	1.61%, 12/01/2022	121,860
125,000	5.00%, 12/01/2028	160,254
	Port Auth of New York & New Jersey Rev
185,000	5.00%, 07/15/2031	235,874
805,000	5.00%, 07/15/2033	1,052,307

		5,618,444

	North Carolina - 0.9%
	North Carolina Housing Finance Agency, (GNMA/FNMA/FHLMC Insured)
980,000	4.00%, 07/01/2050	1,096,336

	North Dakota - 0.6%
	North Dakota Housing Finance Agency
665,000	3.75%, 07/01/2050	735,876

	Ohio - 2.8%
	Ohio Housing Finance Agency, (GNMA/FNMA/FHLMC Insured)
2,645,000	3.25%, 03/01/2050	2,913,584
135,000	4.50%, 09/01/2048	151,001
	Ohio Housing Finance Agency Rev
145,000	3.00%, 03/01/2052	159,364
	Ohio Turnpike & Infrastructure Commission Rev
295,000	0.00%, 02/15/2041(6)	186,379
	State of Ohio, GO
95,000	5.00%, 05/01/2032	126,591

		3,536,919

	Oklahoma - 0.2%
	Oklahoma Housing Finance Agency, (GNMA/FNMA/FHLMC Insured)
195,000	4.00%, 03/01/2050	219,873

	Pennsylvania - 1.2%
	Geisinger, PA, Health System Auth Rev
110,000	5.00%, 02/15/2032	134,273
	Pennsylvania Housing Finance Agency
440,000	3.50%, 04/01/2049	475,536
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	99,558
75,000	5.00%, 12/01/2033	99,106
	Philadelphia, PA, Gas Works Co., (AGM Insured)
105,000	5.00%, 08/01/2029	135,648
220,000	5.00%, 08/01/2030	289,201
195,000	5.00%, 08/01/2033	253,766

		1,487,088

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Rhode Island - 1.2%
	Rhode Island Housing & Mortgage Finance Corp.
$ 1,350,000	3.75%, 10/01/2049	$1,494,959

	South Carolina - 0.8%
	Patriots Energy Group Financing Agency, SC
605,000	4.00%, 10/01/2048(5)	660,330
	South Carolina Jobs-Economic Dev Auth
210,000	3.75%, 01/01/2050	235,283
	Tobacco Settlement Rev Mgmt Auth, SC
45,000	6.38%, 05/15/2030	63,082

		958,695

	South Dakota - 0.1%
	South Dakota Conservancy Dist
45,000	5.00%, 08/01/2029	59,623
45,000	5.00%, 08/01/2030	60,591

		120,214

	Tennessee - 0.1%
	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd, (NATL Insured)
15,000	4.88%, 11/01/2028	17,564
	Tennessee Housing Dev Agency
120,000	4.50%, 07/01/2049	134,277

		151,841

	Texas - 6.0%
	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured)
680,000	5.00%, 08/15/2033	879,434
	Bexar County, TX, Hospital Dist, GO
70,000	5.00%, 02/15/2030	88,237
	City of Houston, TX, Airport System Rev
585,000	5.00%, 07/01/2029	764,669
325,000	5.00%, 07/01/2030	432,812
	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured)
305,000	4.00%, 02/15/2033	377,269
	Dallas-Fort Worth, TX, International Airport Rev
110,000	2.04%, 11/01/2024	114,541
	Harris County, TX, GO
505,000	5.00%, 10/01/2038	618,092
	Lower Colorado River, TX, Auth Rev
440,000	5.00%, 05/15/2029	568,603
940,000	5.00%, 05/15/2030	1,236,278
	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured)
15,000	5.00%, 02/15/2026	18,209
55,000	5.00%, 02/15/2030	73,480
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
580,000	3.00%, 01/01/2052	640,918
355,000	3.50%, 03/01/2051	399,262
120,000	4.00%, 03/01/2050	136,283
85,000	4.75%, 03/01/2049	95,266
	Texas Municipal Gas Acquisition & Supply Corp. III
330,000	5.00%, 12/15/2028	417,879
	University of Texas, Permanent University Fund Rev
495,000	5.00%, 07/01/2027	599,753

		7,460,985

	Utah - 0.5%
	University of Utah Rev
520,000	5.00%, 08/01/2030	683,416

	Virginia - 0.5%
	Fairfax County, VA, Water Auth Rev
490,000	5.00%, 04/01/2029	612,382

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Washington - 1.9%
	State of Washington, GO
$ 730,000	5.00%, 08/01/2030		$960,085
850,000	5.00%, 06/01/2040		1,129,091
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
245,000	4.00%, 12/01/2048		268,630

			2,357,806

	Wyoming - 0.1%
	Wyoming Community Dev Auth
115,000	4.00%, 06/01/2043		125,657

	Total Municipal Bonds (cost $67,920,986)		69,651,059

U.S. Government Securities - 13.6%
	U.S. Treasury Securities - 13.6%
	U.S. Treasury Notes - 13.6%
6,056,000	0.13%, 01/15/2024		6,029,742
11,117,000	0.50%, 02/28/2026		10,945,902

			16,975,644

	Total U.S. Government Securities (cost $16,964,156)		16,975,644

	Total Long-Term Investments (cost $118,169,603)		120,440,445

Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 0.5%
633,354	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)		633,354

	Securities Lending Collateral - 0.2%
35,912	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)		35,912
251,895	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(7)		251,895

			287,807

	U.S. Treasury Securities - 2.1%
	U.S. Treasury Bills - 2.1%
725,000	0.02%, 07/15/2021(8)		724,981
691,000	0.04%, 07/15/2021(8)		690,983
270,000	0.08%, 07/15/2021(8)		269,993
532,000	0.09%, 07/15/2021(8)		531,987
376,700	0.11%, 07/15/2021(8)		376,690

			2,594,634

	Total Short-Term Investments (cost $3,515,542)		3,515,795

	Total Investments (cost $121,685,145)	99.4%	$123,956,240
	Other Assets & Liabilities	0.6%	698,991

	Total Net Assets	100.0%	$124,655,231

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $4,785,631, representing 3.8% of net assets.

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Security is a zero-coupon bond.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 5-Year Note Future	71	06/30/2021	$8,799,563	$49,281
U.S. Treasury 10-Year Note Future	60	06/21/2021	7,921,875	134,159

Total futures contracts				$183,440

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
SAW	State Aid Withholding
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$33,813,742	$—	$33,813,742	$—
Municipal Bonds	69,651,059	—	69,651,059	—
U.S. Government Securities	16,975,644	—	16,975,644	—
Short-Term Investments	3,515,795	921,161	2,594,634	—
Futures Contracts(2)	183,440	183,440	—	—

Total	$124,139,680	$1,104,601	$123,035,079	$—

(1)	For the period ended April 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Short Duration ETF
Schedule of Investments April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 20.4%
	Asset-Backed - Credit Card - 0.2%
	Mercury Financial Credit Card Master Trust
$ 240,000	1.54%, 03/20/2026(1)	$240,631

	Asset-Backed - Finance & Insurance - 4.5%
	Angel Oak Mortgage Trust
246,293	2.53%, 01/26/2065(1)(2)	251,237
	Apidos CLO
285,000	1.20%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(3)	285,116
	Bravo Residential Funding Trust
182,540	2.75%, 11/25/2059(1)(2)	185,925
159,573	3.50%, 03/25/2058(1)	163,953
	Carbone CLO Ltd.
250,000	1.33%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(3)	250,424
	CIFC Funding Ltd.
250,000	1.06%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(3)	249,714
250,000	1.29%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(3)	250,017
	Conn’s Receivables Funding LLC
80,260	1.71%, 06/16/2025(1)	80,550
	DB Master Finance LLC
339,500	3.63%, 11/20/2047(1)	345,146
374,300	3.79%, 05/20/2049(1)	380,787
	FCI Funding LLC
145,000	1.13%, 04/15/2033(1)	145,003
	GCAT Trust
400,000	1.47%, 04/25/2065	399,998
	KKR CLO Ltd.
400,000	1.36%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(3)	400,353
	Neuberger Berman Loan Advisers CLO Ltd.
305,000	1.21%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	304,533
	Octagon Investment Partners Ltd.
250,000	1.19%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(3)	249,800
	Planet Fitness Master Issuer LLC
292,500	4.26%, 09/05/2048(1)	293,214
	Sonic Capital LLC
463,521	4.03%, 02/20/2048(1)	473,083
	Symphony CLO Ltd.
218,668	1.14%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)	218,910
250,000	1.14%, 04/16/2031, 3 mo. USD LIBOR + 0.960%(1)(3)	249,607
	Visio Trust
230,000	1.28%, 05/25/2056(1)	229,999

		5,407,369

	Collateralized - Mortgage Obligations - 0.1%
	Natixis Commercial Mortgage Securities Trust
125,000	2.51%, 10/15/2036(1)	126,234

	Commercial Banks - 1.4%
	LCM XXIV Ltd.
390,000	1.17%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(3)	389,672
	Madison Park Funding Ltd.
450,000	1.19%, 07/21/2030, 3 mo. USD LIBOR + 1.000%(1)(3)	449,498
	Neuberger Berman Loan Advisers CLO Ltd.
640,000	1.12%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(3)	639,239
	Verus Securitization Trust
198,741	0.82%, 01/25/2066(1)(2)	197,895

		1,676,304

	Commercial Mortgage-Backed Securities - 2.0%
	CityLine Commercial Mortgage Trust
395,000	2.87%, 11/10/2031(1)(2)	410,538
	COLT Mortgage Loan Trust
224,623	0.80%, 07/27/2054(1)(2)	223,934
	Deephaven Residential Mortgage Trust
145,708	0.72%, 05/25/2065(1)(2)	145,687

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Ellington Financial Mortgage Trust
$ 94,379	0.80%, 02/25/2066(1)(2)	$94,297
	GS Mortgage Securities Trust
240,000	2.75%, 02/10/2037(1)	251,796
363,459	2.78%, 10/10/2049	381,765
380,000	3.12%, 11/10/2045	391,100
	SG Commercial Mortgage Securities Trust
575,000	2.63%, 03/15/2037(1)	594,978

		2,494,095

	Other Asset-Backed Securities - 5.0%
	Affirm Asset Securitization Trust
100,000	0.88%, 08/15/2025(1)	100,160
220,000	1.07%, 08/15/2025(1)(4)	219,957
200,071	1.90%, 01/15/2025(1)	201,686
	Crossroads Asset Trust
250,000	0.82%, 03/20/2024(1)	250,135
	Mill City Mortgage Loan Trust
485,479	1.13%, 11/25/2060(1)(2)	487,737
48,310	3.25%, 05/25/2062(1)(2)	49,766
44,691	3.50%, 05/25/2058(1)(2)	45,947
305,230	3.50%, 08/25/2058(1)(2)	318,999
	New Residential Mortgage LLC
50,265	3.79%, 07/25/2054(1)	50,309
	Sapphire Aviation Finance Ltd.
219,649	3.23%, 03/15/2040(1)	218,668
	SCF Equipment Leasing
260,000	0.83%, 08/21/2028(1)	258,445
	SoFi Consumer Loan Program Trust
103,010	2.02%, 01/25/2029(1)	103,955
	Stack Infrastructure Issuer LLC
95,000	1.88%, 03/26/2046(1)	94,910
	Taco Bell Funding LLC
669,588	4.32%, 11/25/2048(1)	671,201
	Towd Point Mortgage Trust
206,069	1.75%, 10/25/2060(1)	209,229
185,665	2.75%, 10/25/2057(1)(2)	190,879
458,956	2.90%, 10/25/2059(1)(2)	480,595
428,504	3.00%, 01/25/2058(1)(2)	441,820
169,502	3.25%, 03/25/2058(1)(2)	176,982
218,612	3.25%, 07/25/2058(1)(2)	226,150
59,334	3.75%, 05/25/2058(1)(2)	62,704
	Upstart Securitization Trust
199,507	2.90%, 09/20/2029(1)	200,294
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	298,753
221,250	3.19%, 07/15/2044(1)	229,699
331,783	4.20%, 11/16/2043(1)	346,524
	Verus Securitization Trust
103,448	2.42%, 01/25/2060(1)(5)	104,944

		6,040,448

	Whole Loan Collateral CMO - 7.2%
	Angel Oak Mortgage Trust
318,640	0.99%, 04/25/2053(1)(2)	319,077
66,198	2.47%, 12/25/2059(1)(2)	66,782
101,992	2.59%, 10/25/2049(1)(2)	103,173
	Angel Oak Mortgage Trust LLC
179,236	2.99%, 07/26/2049(1)(2)	181,017
55,498	3.67%, 07/27/2048(1)(2)	55,948
	Arroyo Mortgage Trust
372,907	2.96%, 10/25/2048(1)(2)	379,965
	Colombia Cent CLO Ltd.
246,587	1.33%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	246,720

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	COLT Mortgage Loan Trust
$ 361,865	0.86%, 05/25/2065(1)(2)	$361,093
140,321	1.26%, 09/25/2065(1)(2)	140,991
412,835	1.39%, 01/25/2065(1)(2)	410,582
341,343	1.85%, 03/25/2065(1)(2)	344,353
199,922	2.49%, 02/25/2050(1)(2)	201,853
119,689	2.58%, 11/25/2049(1)(2)	120,710
59,845	2.76%, 08/25/2049(1)(2)	60,060
	CSMC Trust
343,412	0.81%, 05/25/2065(1)(2)	341,968
247,360	0.83%, 03/25/2056(1)(2)	247,818
329,014	1.21%, 05/25/2065(1)(5)	330,783
375,839	2.00%, 01/25/2060(1)(2)	385,937
159,090	2.24%, 02/25/2050(1)(2)	161,745
	Deephaven Residential Mortgage Trust
187,647	2.34%, 01/25/2060(1)(2)	189,925
	Ellington Financial Mortgage Trust
73,795	1.18%, 10/25/2065(1)(2)	73,837
	Fannie Mae Connecticut Avenue Securities
259,900	6.01%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)	275,083
	FirstKey Homes Trust
249,448	1.27%, 10/19/2037(1)	248,433
	GCAT Trust
313,304	0.87%, 01/25/2066(1)(2)	314,180
239,184	2.25%, 01/25/2060(1)(5)	242,784
	Home Re Ltd.
59,187	1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	59,333
	MFA Trust
143,200	1.01%, 01/26/2065(1)(2)	143,508
225,896	1.15%, 04/25/2065(1)(2)	226,201
	MFRA Trust
246,643	0.85%, 01/25/2056(1)(2)	246,069
	New Residential Mortgage Loan Trust
223,928	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	224,625
230,683	2.46%, 01/26/2060(1)(2)	234,604
274,276	4.00%, 02/25/2057(1)(2)	292,553
105,906	4.00%, 09/25/2057(1)(2)	111,981
	OBX Trust
130,622	3.50%, 12/25/2049(1)(2)	133,591
	Sequoia Mortgage Trust
18,683	4.50%, 08/25/2048(1)(2)	19,206
	Spruce Hill Mortgage Loan Trust
74,349	3.40%, 04/29/2049(1)(2)	75,372
	Starwood Mortgage Residential Trust
212,795	2.28%, 02/25/2050(1)(2)	215,652
	Starwood Residential Mortgage
254,483	1.22%, 05/25/2065(1)(2)	254,421
	Verus Securitization Trust
375,409	0.82%, 10/25/2063(1)(2)	374,065
153,000	1.03%, 02/25/2066(1)(2)	153,103
115,763	2.69%, 11/25/2059(1)(2)	117,958

		8,687,059

	Total Asset & Commercial Mortgage-Backed Securities (cost $24,586,054)	24,672,140

Corporate Bonds - 49.9%
	Aerospace/Defense - 0.5%
	Boeing Co.
300,000	2.20%, 02/04/2026	300,306
325,000	4.51%, 05/01/2023	347,273

		647,579

	Agriculture - 0.4%
	BAT Capital Corp.
450,000	2.79%, 09/06/2024	473,628

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Auto Manufacturers - 2.2%
	Daimler Finance NA LLC
$ 225,000	1.45%, 03/02/2026(1)	$225,615
	Ford Motor Credit Co. LLC
275,000	3.35%, 11/01/2022	281,260
	General Motors Financial Co., Inc.
200,000	1.25%, 01/08/2026	197,429
190,000	1.70%, 08/18/2023	193,909
500,000	2.90%, 02/26/2025	527,896
200,000	3.45%, 04/10/2022	204,542
307,000	4.00%, 10/06/2026	338,601
	Hyundai Capital America
50,000	4.13%, 06/08/2023(1)	53,304
	Volkswagen Group of America Finance LLC
400,000	4.25%, 11/13/2023(1)	435,047
200,000	4.63%, 11/13/2025(1)	227,877

		2,685,480

	Beverages - 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
150,000	4.15%, 01/23/2025	167,240
	Bacardi Ltd.
200,000	4.45%, 05/15/2025(1)	223,128
	Coca-Cola European Partners plc
425,000	1.50%, 01/15/2027(1)(4)	423,935
	Keurig Dr Pepper, Inc.
225,000	0.75%, 03/15/2024	225,070

		1,039,373

	Biotechnology - 0.5%
	Gilead Sciences, Inc.
175,000	0.75%, 09/29/2023	175,283
	Royalty Pharma plc
175,000	0.75%, 09/02/2023(1)	174,952
225,000	1.20%, 09/02/2025(1)	222,479

		572,714

	Chemicals - 0.9%
	Celanese U.S. Holdings LLC
80,000	3.50%, 05/08/2024	85,970
280,000	4.63%, 11/15/2022	296,138
	LYB International Finance LLC
345,000	1.25%, 10/01/2025	344,662
	Sherwin-Williams Co.
300,000	4.20%, 01/15/2022	305,208

		1,031,978

	Commercial Banks - 11.8%
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(6)	274,712
300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(6)	297,832
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(6)	361,048
275,000	3.88%, 08/01/2025	306,592
	Banque Federative du Credit Mutuel S.A.
250,000	0.65%, 02/27/2024(1)	250,037
	Barclays plc
250,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(6)	250,379
325,000	3.68%, 01/10/2023	331,863
	BBVA USA
250,000	3.50%, 06/11/2021	250,156

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	BNP Paribas S.A.
$ 200,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(6)	$196,900
	BPCE S.A.
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(6)	249,972
250,000	4.00%, 09/12/2023(1)	269,168
	CIT Group, Inc.
135,000	5.00%, 08/15/2022	142,182
340,000	5.00%, 08/01/2023	369,325
	Citigroup, Inc.
200,000	0.78%, 10/30/2024, (0.78% fixed rate until 10/30/2023; 3 mo. USD SOFR + 0.686% thereafter)(6)	200,222
100,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)(6)	100,289
400,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(6)	393,299
350,000	3.30%, 04/27/2025	380,621
	Cooperatieve Rabobank UA
250,000	1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(6)	247,742
	Credit Agricole S.A.
275,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(6)	270,127
	Credit Suisse Group AG
250,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(6)	243,380
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(6)	317,234
250,000	3.57%, 01/09/2023(1)	254,657
	Danske Bank A/S
200,000	3.88%, 09/12/2023(1)	213,773
	Deutsche Bank AG
100,000	4.25%, 10/14/2021	101,692
	Discover Bank
250,000	2.45%, 09/12/2024	261,832
	Fifth Third Bancorp
150,000	2.38%, 01/28/2025	156,907
	Goldman Sachs Group, Inc.
185,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(6)	182,288
	HSBC Holdings plc
495,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	491,170
350,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.402% thereafter)(6)	366,679
	ING Groep N.V.
200,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(6)	201,696
	Intesa Sanpaolo S.p.A.
200,000	3.13%, 07/14/2022(1)	205,329
400,000	3.25%, 09/23/2024(1)	426,742
	JP Morgan Chase & Co.
350,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(6)	343,596
200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(6)	196,955
400,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	417,151
300,000	2.97%, 01/15/2023	305,550
250,000	3.90%, 07/15/2025	276,838
200,000	4.13%, 12/15/2026	226,327
	KeyBank NA
315,000	3.40%, 05/20/2026	343,621

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Macquarie Group Ltd.
$ 155,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(6)	$152,830
	Morgan Stanley
480,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(6)	479,278
250,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(6)	245,247
200,000	4.00%, 07/23/2025	222,939
	National Bank of Canada
300,000	0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(6)	298,965
	Santander Holdings USA, Inc.
275,000	3.50%, 06/07/2024	294,347
125,000	3.70%, 03/28/2022	128,219
	Standard Chartered plc
200,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(6)	196,223
375,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(6)	384,646
	UBS Group AG
300,000	4.13%, 04/15/2026(1)	335,592
	UniCredit S.p.A.
200,000	3.75%, 04/12/2022(1)	205,541
350,000	6.57%, 01/14/2022(1)	363,501
	Wells Fargo & Co.
300,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(6)	310,526

		14,293,737

	Commercial Mortgage-Backed Securities - 0.1%
	DBJPM Mortgage Trust
150,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(6)	150,542

	Commercial Services - 0.8%
	Global Payments, Inc.
600,000	1.20%, 03/01/2026	593,258
255,000	2.65%, 02/15/2025	268,985
	IHS Markit Ltd.
60,000	4.13%, 08/01/2023	64,248

		926,491

	Construction Materials - 0.2%
	Carrier Global Corp.
275,000	2.24%, 02/15/2025	286,742

	Diversified Financial Services - 2.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
150,000	1.75%, 01/30/2026	147,006
150,000	4.13%, 07/03/2023	159,391
	Air Lease Corp.
75,000	2.63%, 07/01/2022	76,606
	Ally Financial, Inc.
325,000	3.88%, 05/21/2024	352,411
	Avolon Holdings Funding Ltd.
375,000	2.88%, 02/15/2025(1)	383,140
	BOC Aviation Ltd.
200,000	1.25%, 05/03/2021, 3 mo. USD LIBOR + 1.050%(3)(7)	200,000
	BOC Aviation USA Corp.
200,000	1.63%, 04/29/2024(1)	200,754
	CNA Financial Corp.
300,000	7.25%, 11/15/2023	349,416
	International Lease Finance Corp.
430,000	5.88%, 08/15/2022	458,970
	LeasePlan Corp. N.V.
275,000	2.88%, 10/24/2024(1)	289,488

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Synchrony Financial
$ 180,000	2.85%, 07/25/2022	$184,376
95,000	4.38%, 03/19/2024	103,463
	Western Union Co.
350,000	1.35%, 03/15/2026	346,698

		3,251,719

	Electric - 1.6%
	AES Corp.
300,000	1.38%, 01/15/2026(1)	294,929
	Cleco Corporate Holdings LLC
112,000	3.74%, 05/01/2026	122,966
	Dominion Energy, Inc.
200,000	3.07%, 08/15/2024(5)	213,215
	Edison International
200,000	2.40%, 09/15/2022	203,996
250,000	2.95%, 03/15/2023	258,789
	Evergy, Inc.
155,000	2.45%, 09/15/2024	162,498
	Exelon Corp.
125,000	3.50%, 06/01/2022	128,779
	FirstEnergy Corp.
150,000	3.35%, 07/15/2022	153,000
	ITC Holdings Corp.
95,000	4.05%, 07/01/2023	101,022
	Public Service Enterprise Group, Inc.
125,000	0.80%, 08/15/2025	122,351
	Southwestern Electric Power Co.
150,000	3.55%, 02/15/2022	152,434

		1,913,979

	Electronics - 0.2%
	Jabil, Inc.
250,000	1.70%, 04/15/2026	250,305

	Engineering & Construction - 0.1%
	Heathrow Funding Ltd.
CAD 150,000	3.00%, 06/17/2021(7)	122,269

	Environmental Control - 0.1%
	Republic Services, Inc.
$ 115,000	0.88%, 11/15/2025	113,726

	Food - 0.5%
	Conagra Brands, Inc.
225,000	4.30%, 05/01/2024	248,106
150,000	4.60%, 11/01/2025	171,480
	Sysco Corp.
175,000	5.65%, 04/01/2025	204,621

		624,207

	Gas - 0.2%
	NiSource, Inc.
240,000	0.95%, 08/15/2025	237,085

	Healthcare-Products - 0.2%
	Boston Scientific Corp.
180,000	3.45%, 03/01/2024	193,073

	Healthcare-Services - 2.0%
	Anthem, Inc.
205,000	2.38%, 01/15/2025	215,022
	Bon Secours Mercy Health, Inc.
340,000	1.35%, 06/01/2025	340,417
	CommonSpirit Health
160,000	1.55%, 10/01/2025	161,315
555,000	2.76%, 10/01/2024	587,348
	HCA, Inc.
125,000	4.75%, 05/01/2023	134,665

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	HCA, Inc.
$ 350,000	5.00%, 03/15/2024	$389,839
	Howard University
75,000	2.42%, 10/01/2024	77,276
261,000	2.52%, 10/01/2025	267,706
135,000	2.80%, 10/01/2023	139,159
	PeaceHealth Obligated Group
110,000	1.38%, 11/15/2025	110,664

		2,423,411

	Home Builders - 0.8%
	Lennar Corp.
200,000	4.75%, 11/15/2022	209,648
112,000	4.88%, 12/15/2023	122,497
250,000	5.38%, 10/01/2022	265,637
200,000	6.25%, 12/15/2021	201,321
	Toll Brothers Finance Corp.
175,000	5.88%, 02/15/2022	179,375

		978,478

	Insurance - 1.0%
	Allstate Corp.
190,000	0.75%, 12/15/2025	188,259
	Brighthouse Financial Global Funding
35,000	1.00%, 04/12/2024(1)	35,051
	Equitable Financial Life Global Funding
200,000	1.00%, 01/09/2026(1)	196,224
	Globe Life, Inc.
350,000	7.88%, 05/15/2023	398,876
	Marsh & McLennan Cos., Inc.
165,000	3.88%, 03/15/2024	179,763
	Radian Group, Inc.
175,000	6.63%, 03/15/2025	197,969

		1,196,142

	Internet - 0.1%
	Netflix, Inc.
75,000	5.50%, 02/15/2022	77,719

	Investment Company Security - 0.2%
	Owl Rock Capital Corp.
225,000	2.63%, 01/15/2027	223,637

	Iron/Steel - 0.5%
	Steel Dynamics, Inc.
599,000	2.80%, 12/15/2024	633,732

	IT Services - 0.5%
	Hewlett Packard Enterprise Co.
400,000	2.25%, 04/01/2023	412,064
	Seagate HDD Cayman
150,000	4.75%, 06/01/2023	161,033

		573,097

	Lodging - 0.8%
	Genting New York LLC
235,000	3.30%, 02/15/2026(1)	234,196
	Las Vegas Sands Corp.
450,000	3.20%, 08/08/2024	471,895
	MGM Resorts International
250,000	6.00%, 03/15/2023	267,500

		973,591

	Machinery-Diversified - 0.2%
	Roper Technologies, Inc.
275,000	2.35%, 09/15/2024	288,715

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Media - 1.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 200,000	4.50%, 02/01/2024	$218,578
	Comcast Corp.
345,000	3.70%, 04/15/2024	376,110
	Cox Communications, Inc.
445,000	2.95%, 06/30/2023(1)	465,150
134,000	3.15%, 08/15/2024(1)	143,461
	Discovery Communications LLC
175,000	3.45%, 03/15/2025	188,023
	Fox Corp.
65,000	4.03%, 01/25/2024	70,517
	Videotron Ltd.
225,000	5.00%, 07/15/2022	234,563

		1,696,402

	Mining - 0.1%
	Glencore Funding LLC
100,000	3.00%, 10/27/2022(1)	103,068

	Miscellaneous Manufacturing - 0.5%
	Siemens Financieringsmaatschappij N.V.
250,000	1.20%, 03/11/2026(1)	249,437
	Trane Technologies Luxembourg Finance S.A.
300,000	3.50%, 03/21/2026	328,656

		578,093

	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
105,000	4.13%, 05/01/2025	109,571
	Xerox Corp.
100,000	4.07%, 03/17/2022	101,697

		211,268

	Oil & Gas - 2.9%
	Aker BP ASA
535,000	3.00%, 01/15/2025(1)	555,851
275,000	4.75%, 06/15/2024(1)	282,158
	Canadian Natural Resources Ltd.
150,000	3.45%, 11/15/2021	151,285
	Cimarex Energy Co.
400,000	4.38%, 06/01/2024	435,784
	Diamondback Energy, Inc.
350,000	0.90%, 03/24/2023	350,130
	Hess Corp.
374,000	3.50%, 07/15/2024	395,544
	Occidental Petroleum Corp.
450,000	2.70%, 08/15/2022	452,813
	Phillips 66
225,000	0.90%, 02/15/2024	225,268
	Pioneer Natural Resources Co.
355,000	0.75%, 01/15/2024	355,124
	Valero Energy Corp.
150,000	2.70%, 04/15/2023	155,942
200,000	2.85%, 04/15/2025	211,022

		3,570,921

	Oil & Gas Services - 0.3%
	Schlumberger Holdings Corp.
375,000	3.75%, 05/01/2024(1)	404,130

	Packaging & Containers - 0.7%
	Berry Global, Inc.
175,000	0.95%, 02/15/2024(1)	174,555
300,000	1.57%, 01/15/2026(1)	297,324

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Silgan Holdings, Inc.
$ 350,000	1.40%, 04/01/2026(1)	$345,849

		817,728

	Pharmaceuticals - 1.9%
	AbbVie, Inc.
465,000	2.95%, 11/21/2026	497,765
200,000	3.45%, 03/15/2022	204,278
250,000	3.75%, 11/14/2023	269,889
	CVS Health Corp.
100,000	2.63%, 08/15/2024	106,027
	Elanco Animal Health, Inc.
450,000	4.91%, 08/27/2021	454,171
105,000	5.27%, 08/28/2023	112,613
	Teva Pharmaceutical Finance Netherlands B.V.
250,000	2.20%, 07/21/2021	250,000
425,000	2.80%, 07/21/2023	420,805

		2,315,548

	Pipelines - 2.9%
	Energy Transfer L.P. / Regency Energy Finance Corp.
200,000	5.00%, 10/01/2022	209,783
	Energy Transfer Operating L.P.
145,000	2.90%, 05/15/2025	152,138
120,000	4.20%, 09/15/2023	128,333
135,000	4.50%, 04/15/2024	148,249
	EQM Midstream Partners L.P.
93,000	4.75%, 07/15/2023	97,404
	Gray Oak Pipeline LLC
305,000	2.00%, 09/15/2023(1)	310,942
	MPLX L.P.
100,000	3.38%, 03/15/2023	104,785
200,000	3.50%, 12/01/2022	208,314
	Phillips 66 Partners L.P.
450,000	2.45%, 12/15/2024	468,165
	Plains All American Pipeline L.P. / PAA Finance Corp.
500,000	3.60%, 11/01/2024	532,659
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.
250,000	4.40%, 06/15/2021(8)	250,280
	Western Midstream Operating L.P.
650,000	4.00%, 07/01/2022	665,437
	Williams Cos., Inc.
262,000	4.30%, 03/04/2024	285,376

		3,561,865

	Real Estate - 0.1%
	Progress Residential Trust
135,000	1.05%, 04/17/2038(1)	131,964

	Real Estate Investment Trusts - 2.9%
	American Tower Corp.
200,000	1.60%, 04/15/2026	200,902
215,000	2.75%, 01/15/2027	225,516
150,000	3.38%, 05/15/2024	161,175
100,000	5.00%, 02/15/2024	111,129
	Boston Properties L.P.
500,000	3.20%, 01/15/2025	535,993
	Brandywine Operating Partnership L.P.
265,000	4.10%, 10/01/2024	286,905
	Crown Castle International Corp.
300,000	3.15%, 07/15/2023	316,273
	Equinix, Inc.
225,000	1.00%, 09/15/2025	221,823
	Federal Realty Investment Trust
240,000	1.25%, 02/15/2026	239,034
	SBA Tower Trust

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	SBA Tower Trust
$ 80,000	1.63%, 11/15/2026	$80,000
155,000	2.84%, 01/15/2025(1)	163,332
	Simon Property Group L.P.
100,000	2.75%, 06/01/2023	103,951
	Ventas Realty L.P.
400,000	2.65%, 01/15/2025	421,392
	VEREIT Operating Partnership L.P.
375,000	4.63%, 11/01/2025	424,533

		3,491,958

	Retail - 0.5%
	7-Eleven, Inc.
400,000	0.80%, 02/10/2024(1)	399,372
	CVS Health Corp.
41,000	3.70%, 03/09/2023	43,391
	Nordstrom, Inc.
185,000	2.30%, 04/08/2024(1)	185,655

		628,418

	Semiconductors - 1.6%
	Broadcom, Inc.
150,000	3.63%, 10/15/2024	163,065
275,000	4.70%, 04/15/2025	310,093
	KLA Corp.
295,000	4.65%, 11/01/2024	330,178
	Marvell Technology, Inc.
115,000	1.65%, 04/15/2026(1)	114,609
	Microchip Technology, Inc.
360,000	0.97%, 02/15/2024(1)	359,530
	NXP B.V. / NXP Funding LLC
425,000	4.63%, 06/01/2023(1)	458,780
155,000	4.88%, 03/01/2024(1)	171,983

		1,908,238

	Software - 0.5%
	Fidelity National Information Services, Inc.
225,000	0.60%, 03/01/2024	224,515
200,000	1.15%, 03/01/2026	197,911
	Oracle Corp.
215,000	1.65%, 03/25/2026	217,079

		639,505

	Telecommunications - 1.6%
	AT&T, Inc.
125,000	3.00%, 06/30/2022	128,282
150,000	4.13%, 02/17/2026	168,811
	Nokia Oyj
150,000	3.38%, 06/12/2022	154,080
	Sprint Communications, Inc.
300,000	6.00%, 11/15/2022	320,178
	Sprint Corp.
270,000	7.25%, 09/15/2021	275,724
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
71,875	3.36%, 09/20/2021(1)	72,324
	T-Mobile USA, Inc.
100,000	3.50%, 04/15/2025(1)	108,438
	Telecom Italia S.p.A.
200,000	5.30%, 05/30/2024(1)	218,440
	Verizon Communications, Inc.
250,000	0.85%, 11/20/2025	246,566
250,000	1.45%, 03/20/2026	251,137

		1,943,980

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Transportation - 0.9%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
$ 150,000	1.20%, 11/15/2025(1)	$148,434
175,000	2.70%, 03/14/2023(1)	181,338
110,000	2.70%, 11/01/2024(1)	116,107
250,000	4.13%, 08/01/2023(1)	268,389
	TTX Co.
355,000	3.60%, 01/15/2025(1)	387,266

		1,101,534

	Trucking & Leasing - 0.9%
	Aviation Capital Group LLC	209,020
200,000	3.88%, 05/01/2023(1)
	Avolon Holdings Funding Ltd.	268,740
250,000	5.13%, 10/01/2023(1)
	DAE Funding LLC	329,469
325,000	5.25%, 11/15/2021(1)
	GATX Corp.	273,794
250,000	4.35%, 02/15/2024

		1,081,023

	Total Corporate Bonds (cost $59,178,819)	60,368,792

Municipal Bonds - 0.3%
	Transportation - 0.3%
	Chicago, IL, Transit Auth
100,000	2.21%, 12/01/2025	101,932
210,000	5.37%, 12/01/2022	224,820

		326,752

	Total Municipal Bonds (cost $318,909)	326,752

Senior Floating Rate Interests - 19.4%(9)
	Aerospace/Defense - 0.4%
	Great Outdoors Group LLC
269,325	5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	270,251
	TransDigm, Inc.
192,307	2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	189,817

		460,068

	Airlines - 0.2%
	AAdvantage Loyalty IP Ltd.
100,000	0.00%, 04/20/2028(10)	102,750
	SkyMiles IP Ltd.
120,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	125,956

		228,706

	Apparel - 0.1%
	Birkenstock GmbH & Co. KG
100,000	0.00%, 04/26/2028(10)	99,688

	Asset-Backed - Finance & Insurance - 0.3%
	Bellis Acquisition Co. plc
EUR 160,000	2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	192,161
	Fleetcor Technologies Operating Co. LLC
$ 120,000	0.00%, 04/21/2028(10)	119,400
	Jazz Financing Lux S.a.r.l.
115,000	0.00%, 04/22/2028(10)	115,239

		426,800

	Auto Parts & Equipment - 0.5%
	Adient U.S. LLC
100,000	0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(10)	99,850
	Altra Industrial Motion Corp.
123,134	2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	122,327
	Clarios Global L.P.
EUR 145,013	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	173,117

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Clarios Global L.P.
$ 174,099	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	$172,184

		567,478

	Beverages - 0.2%
	Sunshine Luxembourg S.a.r.l.
212,850	4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	212,750

	Chemicals - 0.3%
	INEOS Styrolution U.S. Holding LLC
100,000	3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	99,500

	Starfruit Finco B.V
95,465	2.87%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	94,272
EUR 94,413	3.00%, 10/01/2025, 1 mo. EURIBOR + 3.000%	113,187
	Univar, Inc.
$ 98,750	2.11%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,238

		405,197

	Commercial Services - 2.5%
	AlixPartners LLP
320,000	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	318,451
	Biogroup-LCD
EUR 200,000	0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(10)	239,236
	BrightView Landscapes LLC
$ 122,173	2.63%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	121,563
	Deerfield Dakota Holding LLC
218,350	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	218,623
	Dun & Bradstreet Corp.
497,254	3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	494,300
	Gainwell Acquisition Corp.
199,750	4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	199,750
	LGC Group Holdings Ltd.
EUR 135,000	2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	160,381
	Quikrete Holdings, Inc.
$ 197,500	2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	195,442
	Trans Union LLC
193,457	1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	191,952
	United Rentals, Inc.
513,298	1.86%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	514,586
	Verisure Holding AB
EUR 205,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(10)	245,854
100,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	120,009

		3,020,147

	Distribution/Wholesale - 0.2%
	American Builders & Contractors Supply Co., Inc.
$ 218,670	2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	216,702

	Diversified Financial Services - 0.3%
	Crown Finance U.S., Inc.
161,726	3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	138,522
	Russell Investments U.S. Inst’l Holdco, Inc.
200,000	0.00%, 05/30/2025, 6 mo. USD LIBOR + 3.000%(10)	197,750

		336,272

	Electric - 0.1%
	ExGen Renewables LLC
99,750	3.75%, 12/15/2027, 3 mo. USD LIBOR + 2.750%	99,725

	Electrical Components & Equipment - 0.2%
	Brookfield WEC Holdings, Inc.
123,731	3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	122,246
	Energizer Holdings, Inc.
99,750	2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	99,202

		221,448

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Engineering & Construction - 0.1%
	ADMI Corp.
$ 110,000	3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	$109,014

	Entertainment - 0.2%
	Banijay Entertainment S.A.S
99,500	3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	98,796
	Scientific Games International, Inc.
99,487	2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	97,976

		196,772

	Environmental Control - 0.3%
	Clean Harbors, Inc.
340,278	1.86%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	340,349

	Food - 0.7%
	B&G Foods, Inc.
182,583	2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	182,204
	Froneri International Ltd.
99,250	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	97,725
EUR 120,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	142,858
	Hostess Brands LLC
$ 172,807	3.00%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	171,943
	U.S. Foods, Inc.
226,168	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	223,463

		818,193

	Food Service - 0.2%
	Aramark Services, Inc.
193,500	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	190,702

	Gas - 0.2%
	Messer Industries GmbH
EUR 76,852	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	92,226
$ 181,930	2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.250%	179,929

		272,155

	Hand/Machine Tools - 0.1%
	Applecaramel Buyer LLC
104,475	4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	104,399

	Healthcare-Products - 0.2%
	Avantor Funding, Inc.
28,599	3.00%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	28,556
159,600	3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	159,560
	WW International, Inc.
115,000	0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(10)	114,914

		303,030

	Healthcare-Services - 1.1%
	Catalent Pharma Solutions, Inc.
98,250	2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	98,209
	Elsan SAS
EUR 100,000	0.00%, 02/05/2028(10)	120,173
	Emerald TopCo, Inc.
$ 98,500	3.61%, 07/24/2026, 3 mo. USD LIBOR + 3.500%	97,540
	Ensemble RCM LLC
99,747	3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	99,443
	Gentiva Health Services, Inc.
144,252	2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	143,831
	IQVIA, Inc.
EUR 184,775	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	222,000
	MPH Acquisition Holdings LLC
$ 107,980	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	107,373
	Organon & Co.
125,000	0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(10)	124,635
	PPD, Inc.
195,000	2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	194,512

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Syneos Health, Inc.
$ 81,314	1.86%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	$81,009

		1,288,725

	Household Products - 0.2%
	Diamond (BC) B.V.	121,242
121,851	3.19%, 09/06/2024, 2 mo. USD LIBOR + 3.000%
	Reynolds Consumer Products LLC
86,879	1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	86,358
	Weber-Stephen Products LLC
99,750	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	99,656

		307,256

	Insurance - 1.0%
	Acrisure LLC
258,223	3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	253,918
	Asurion LLC
228,538	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	227,109
105,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	106,444
	Hub International Ltd.
243,734	3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	240,361
	NFP Corp.
127,063	3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	125,174
	Sedgwick Claims Management Services, Inc.
312,800	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	308,149

		1,261,155

	IT Services - 0.4%
	Endure Digital, Inc.
185,000	4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	183,035
	Science Applications International Corp.
243,200	1.99%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	242,152
	Tempo Acquisition LLC
107,278	3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	107,099

		532,286

	Leisure Time - 0.8%
	Caesars Resort Collection LLC
243,214	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	240,386
	Delta (LUX) S.a.r.l.
225,000	3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	223,472
	IRB Holding Corp.
104,738	4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	104,443
	Penn National Gaming, Inc.
218,904	3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	217,674
	UFC Holdings LLC
220,115	3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	219,186

		1,005,161

	Lodging - 0.2%
	Boyd Gaming Corp.
196,776	2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	196,345

	Machinery - Construction & Mining - 0.1%
	Concorde Midco Ltd.
EUR 100,000	0.00%, 03/01/2028(10)	120,350

	Media - 2.3%
	Alliance Laundry Systems LLC
$ 99,750	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	99,677
	Cable One, Inc.
210,000	0.00%, 04/30/2028(10)	209,738
	CSC Holdings LLC
310,325	2.37%, 01/15/2026, 1 mo. USD LIBOR + 2.250%	306,667
	E.W. Scripps Co.
109,725	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	109,468
	Gray Television, Inc.
365,346	2.62%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	362,658

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	MTN Infrastructure TopCo, Inc.
$ 146,600	4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	$146,355
	Nexstar Broadcasting, Inc.
168,968	2.36%, 01/17/2024, 1 mo. USD LIBOR + 2.250%	168,169
176,863	2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	175,957
	Sinclair Television Group, Inc.
114,330	2.62%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	112,723
	Terrier Media Buyer, Inc.
158,004	3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	156,670
	UPC Broadband Holding B.V.
142,308	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	141,018
	UPC Financing Partnership
180,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(10)	178,369
	Vertical U.S. Newco, Inc.
194,026	4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	194,269
	Virgin Media Bristol LLC
115,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(10)	114,741
EUR 115,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(10)	138,351
	Ziggo B.V.
145,000	3.00%, 01/31/2029, 6 mo. EURIBOR + 3.000%	173,397

		2,788,227

	Miscellaneous Manufacturing - 0.6%
	Core & Main L.P.
$ 148,843	3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	148,236
	H.B. Fuller Co.
152,388	2.12%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	151,989
	Ingersoll-Rand Services Co.
178,200	1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	175,750
	USI, Inc.
218,216	3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	215,761

		691,736

	Oil & Gas Services - 0.1%
	Lower Cadence Holdings LLC
98,249	4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	96,653

	Packaging & Containers - 0.6%
	Flex Acquisition Co., Inc.
130,554	3.45%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	128,449
	Proampac PG Borrower LLC
200,000	5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	200,294
	Reynolds Group Holdings, Inc.
74,377	2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	74,180
	TricorBraun Holdings, Inc.
33,971	1.70%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(11)	33,627
302,058	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	298,995

		735,545

	Pharmaceuticals - 0.6%
	Bausch Health Cos., Inc.
202,500	2.86%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	201,868
	Elanco Animal Health, Inc.
351,539	1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	346,456
	Horizon Therapeutics USA, Inc.
135,000	2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	134,494
	IQVIA, Inc.
100,000	1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	99,650

		782,468

	Real Estate - 0.4%
	Belron Finance U.S. LLC
146,625	2.45%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	145,709
	Boels Topholding B.V.
EUR 155,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	186,906

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	VICI Properties LLC
$ 100,000	1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	$98,906

		431,521

	Retail - 0.9%
	B.C. Unlimited Liability Co.
247,105	1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	243,050
	Blitz GmbH
EUR 110,000	0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(10)	132,104
	Foundation Building Materials Holding Co. LLC
$ 200,000	3.75%, 02/03/2028, 3 mo. USD LIBOR + 3.250%	198,208
	Harbor Freight Tools USA, Inc.
99,500	3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	99,386
	LBM Acquisition LLC
21,880	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(10)(11)	21,820
98,462	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	98,188
	Michaels Cos., Inc.
145,000	0.00%, 04/15/2028(10)	144,305
	Petco Health and Wellness Co., Inc.
100,000	4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	99,361
	PetSmart, Inc.
110,000	4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	110,220

		1,146,642

	Software - 2.1%
	CCC Information Services, Inc.
157,949	4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	157,963
	Change Healthcare Holdings LLC
155,671	3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	155,423
	DCert Buyer, Inc.
272,998	4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	272,580
	Go Daddy Operating Co. LLC
146,594	1.86%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	145,348
	Hyland Software, Inc.
189,031	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	189,089
	Ingram Micro, Inc.
110,000	0.00%, 03/31/2028(10)	110,000
	Peraton Holding Corp.
79,709	0.00%, 02/01/2028(11)	79,609
45,291	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	45,235
	Playtika Holding Corp.
120,000	0.00%, 03/13/2028(10)	119,310
	RealPage, Inc.
145,000	0.00%, 04/24/2028(10)	144,258
	SS&C European Holdings S.a.r.l.
24,518	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	24,214
	SS&C Technologies, Inc.
403,371	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	398,580
	Ultimate Software Group, Inc.
98,500	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	98,490
	Verscend Holding Corp.
100,000	4.18%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	99,906
	WEX, Inc.
210,000	0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(10)	209,049
	Zelis Healthcare Corp.
346,256	3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	344,092

		2,593,146

	Telecommunications - 0.2%
	Frontier Communications Corp.
100,000	1.00%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	99,583
	Telenet Financing USD LLC
125,000	2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	123,281

		222,864

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Transportation - 0.5%
	CP Atlas Buyer, Inc.
$ 100,000	4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	$99,719
	Genesee & Wyoming, Inc.
247,500	2.20%, 12/30/2026, 3 mo. USD LIBOR + 2.000%	246,461
	Savage Enterprises LLC
219,982	3.12%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	219,571
	United Airlines, Inc.
105,000	0.00%, 04/13/2028(10)	106,162

		671,913

	Total Senior Floating Rate Interests (cost $23,453,876)	23,501,588

U.S. Government Agencies - 8.4%
	Mortgage-Backed Agencies - 8.4%
	FHLMC - 3.9%
35,670	0.86%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	35,670
256,975	1.00%, 05/25/2033	260,523
715,593	1.00%, 01/15/2041	723,468
891,256	1.00%, 06/15/2044	902,489
575,000	1.13%, 08/12/2021	576,702
146,727	1.50%, 01/15/2027	149,272
260,668	2.00%, 09/15/2041	267,788
238,147	3.00%, 01/01/2033	253,350
485,770	3.50%, 03/01/2032	523,986
121,919	3.50%, 09/15/2043	127,318
119,115	3.75%, 05/15/2039(5)	123,141
256,255	4.00%, 03/01/2031	277,870
551,688	4.81%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(3)	571,548

		4,793,125

	FNMA - 2.8%
95,932	2.00%, 07/25/2039	96,459
158,169	2.00%, 12/25/2042	162,243
298,838	2.50%, 03/25/2035	309,343
102,455	2.55%, 07/25/2044	105,428
230,210	3.00%, 11/01/2032	244,788
446,908	3.00%, 02/25/2043	469,993
106,802	3.00%, 04/25/2043	110,828
189,427	3.00%, 05/25/2047	196,140
559,613	3.25%, 11/25/2043	582,073
121,218	3.50%, 03/01/2033	130,093
380,348	3.50%, 10/25/2035	410,749
367,800	3.50%, 07/25/2045	383,996
154,332	3.50%, 07/25/2054	161,883

		3,364,016

	GNMA - 0.8%
232,906	2.00%, 05/20/2046	240,280
550,473	2.50%, 10/20/2041	571,869
118,486	2.50%, 07/20/2042	124,277

		936,426

	UMBS - 0.9%
1,050,000	3.50%, 05/18/2036(12)	1,123,049

	Total U.S. Government Agencies (cost $9,948,872)	10,216,616

U.S. Government Securities - 3.3%
	U.S. Treasury Securities - 3.3%
	U.S. Treasury Notes - 3.3%
4,000,000	0.25%, 04/15/2023	4,006,563

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total U.S. Government Securities (cost $4,005,446)		$4,006,563

	Total Long-Term Investments (cost $121,491,976)		123,092,451

Short-Term Investments - 0.5%
	Repurchase Agreements - 0.4%
522,377	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $522,377; collateralized by U.S. Treasury Inflation Index Government Bond at 1.750%, maturing 01/15/2028, with a market value of $532,977		522,377

	Securities Lending Collateral - 0.1%
12,326	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(13)		12,326
86,459	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(13)		86,459

			98,785

	Total Short-Term Investments (cost $621,162)		621,162

	Total Investments (cost $122,113,138)	102.2%	$123,713,613
	Other Assets and Liabilities	(2.2)%	(2,620,043)

	Total Net Assets	100.0%	$121,093,570

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $39,288,492, representing 32.4% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $744,440 at April 30, 2021.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $322,269, representing 0.3% of net assets.

(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

(11)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $135,056, which rounds to 0.1% of total net assets.

(12)	Represents or includes a TBA transaction.
(13)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	89	06/30/2021	$19,647,445	$(11,147)

Short position contracts:
U.S. Treasury 5-Year Note Future	99	06/30/2021	$12,269,813	$53,228
U.S. Treasury 10-Year Note Future	10	06/21/2021	1,320,312	22,954

Total				$76,182

Total futures contracts				$65,035

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
222,000	EUR	268,589	USD	BCLY	05/06/2021	$—	$(1,315)
117,212	USD	150,000	CAD	SSG	06/17/2021	—	(4,732)
260,767	USD	222,000	EUR	UBS	05/06/2021	—	(6,507)
3,196,973	USD	2,642,000	EUR	BNP	05/28/2021	14,737	—
268,742	USD	222,000	EUR	BCLY	06/04/2021	1,311	—
Total Foreign Currency Contracts						$16,048	$(12,554)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities
Municipal Abbreviations:
Auth	Authority

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$24,672,140	$—	$24,672,140	$—
Corporate Bonds	60,368,792	—	60,368,792	—
Municipal Bonds	326,752	—	326,752	—
Senior Floating Rate Interests	23,501,588	—	23,501,588	—
U.S. Government Agencies	10,216,616	—	10,216,616	—
U.S. Government Securities	4,006,563	—	4,006,563	—
Short-Term Investments	621,162	98,785	522,377	—
Foreign Currency Contracts(2)	16,048	—	16,048	—
Futures Contracts(2)	76,182	76,182	—	—

Total	$123,805,843	$174,967	$123,630,876	$—

Liabilities
Foreign Currency Contracts(2)	$(12,554)	$—	$(12,554)	$—
Futures Contracts(2)	(11,147)	(11,147)	—	—

Total	$(23,701)	$(11,147)	$(12,554)	$—

(1)	For the period ended April 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Total Return Bond ETF
Schedule of Investments April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 18.1%
	Asset-Backed - Automobile - 0.2%
	Chesapeake Funding LLC
$ 1,030,849	1.95%, 09/15/2031(1)	$1,042,853
	Santander Drive Auto Receivables Trust
220,000	1.48%, 01/15/2027	222,719
	Westlake Automobile Receivables Trust
610,000	1.65%, 02/17/2026(1)	619,523

		1,885,095

	Asset-Backed - Credit Card - 0.2%
	Evergreen Credit Card Trust
1,170,000	1.90%, 09/16/2024(1)	1,196,175
	Mercury Financial Credit Card Master Trust
865,000	1.54%, 03/20/2026(1)	867,275

		2,063,450

	Asset-Backed - Finance & Insurance - 3.6%
	Aaset Trust
283,997	3.35%, 01/16/2040(1)	281,672
	Bayview Koitere Fund Trust
57,660	3.50%, 07/28/2057(1)(2)	59,192
	Bayview Opportunity Master Fund Trust
38,621	3.50%, 10/28/2057(1)(2)	38,960
	BlueMountain CLO Ltd.
1,440,000	1.27%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(3)	1,440,141
2,850,000	1.33%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(3)	2,850,000
	Carlyle Global Market Strategies CLO Ltd.
936,202	1.18%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	932,394
	Carlyle U.S. CLO Ltd.
2,047,000	1.26%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(3)	2,048,910
1,010,000	1.28%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(3)	1,010,968
	CF Hippolyta LLC
368,464	1.99%, 07/15/2060(1)	369,081
	CIFC Funding Ltd.
330,000	1.06%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(3)	329,623
	Cirrus Funding Ltd.
375,000	4.80%, 01/25/2037(1)	398,429
	DB Master Finance LLC
733,825	3.79%, 05/20/2049(1)	746,542
	Drug Royalty L.P.
149,259	1.84%, 10/15/2031, 3 mo. USD LIBOR + 1.600%(1)(3)	147,545
	Dryden 33 Senior Loan Fund
1,549,524	1.18%, 04/15/2029, 3 mo. USD LIBOR + 1.000%(1)(3)	1,549,750
	GMF Floorplan Owner Revolving Trust
280,000	0.68%, 08/15/2025(1)	281,354
	JPMCC Commercial Mortgage Securities Trust
2,050,000	3.72%, 03/15/2050	2,277,062
	Magnetite VII Ltd.
248,216	0.98%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(3)	248,415
	NRZ Excess Spread-Collateralized Notes
278,595	3.84%, 12/25/2025(1)	281,605
	Pretium Mortgage Credit Partners LLC
220,448	3.72%, 02/27/2060(1)(4)	222,382
	Redding Ridge Asset Management LLC
2,025,000	1.30%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(3)	2,025,000
	Regatta Funding Ltd.
2,065,000	1.30%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(3)	2,065,000
	Seasoned Credit Risk Transfer Trust
547,030	3.50%, 08/25/2057	587,462
713,964	3.50%, 08/25/2058	775,025
	Sound Point CLO Ltd.
2,270,000	1.21%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(3)	2,269,433
250,000	1.25%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(1)(3)	250,018
950,000	1.34%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(1)(3)	949,432

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Symphony CLO Ltd.
$ 2,590,000	1.17%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(3)	$2,591,536
	Thompson Park CLO Ltd.
2,280,000	1.20%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(3)	2,279,430
	Treman Park CLO Ltd.
572,084	1.26%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(3)	573,998
	Venture CLO Ltd.
915,000	1.43%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(3)	915,000
	VOLT XCV LLC
1,684,662	2.24%, 03/27/2051(1)(4)	1,688,252
	Voya CLO Ltd.
901,518	1.09%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(3)	901,620
	Wendy’s Funding LLC
595,013	3.88%, 03/15/2048(1)	627,351

		34,012,582

	Commercial Mortgage-Backed Securities - 4.7%
	BAMLL Commercial Mortgage Securities Trust
965,000	3.11%, 11/05/2032(1)	986,723
	Benchmark Mortgage Trust
11,630,338	0.65%, 01/15/2051(2)(5)	323,130
20,727,746	0.67%, 07/15/2051(2)(5)	552,521
8,948,689	1.39%, 03/15/2062(2)(5)	687,167
3,658,790	1.64%, 01/15/2054(2)(5)	437,301
1,868,694	1.92%, 07/15/2053(2)(5)	212,930
	BX Commercial Mortgage Trust
2,007,991	1.04%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(3)	2,009,878
	BX Trust
580,000	1.89%, 05/15/2035, 1 mo. USD LIBOR + 1.770%(1)(3)	580,168
	CAMB Commercial Mortgage Trust
785,000	2.67%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(3)	785,238
	CD Mortgage Trust
1,527,000	3.63%, 02/10/2050	1,689,493
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,404,064
766,000	4.26%, 11/15/2049(2)	791,928
	Citigroup Mortgage Loan Trust
148,482	3.25%, 03/25/2061(1)(2)	155,971
	COLT Mortgage Loan Trust
874,576	0.80%, 07/27/2054(1)(2)	871,893
	Commercial Mortgage Trust
10,671,691	0.72%, 02/10/2047(2)(5)	148,022
1,043,085	2.94%, 01/10/2046	1,076,186
700,000	3.18%, 02/10/2035(1)	744,002
1,120,000	3.69%, 08/10/2047	1,207,058
1,470,000	3.73%, 08/10/2049(1)(2)	1,577,150
900,000	3.80%, 08/10/2047	978,710
1,095,125	3.96%, 03/10/2047	1,182,071
360,000	4.24%, 02/10/2047(2)	390,246
1,000,000	4.36%, 07/10/2045(2)	1,067,119
	CSAIL Commercial Mortgage Trust
13,361,824	0.89%, 06/15/2057(2)(5)	331,169
	DBJPM Mortgage Trust
1,478,628	1.83%, 09/15/2053(2)(5)	153,111
	DBJPM Mortgage TrustDBJPM Mortgage Trust
2,660,000	2.89%, 08/10/2049	2,837,744
	Ellington Financial Mortgage Trust
358,641	0.80%, 02/25/2066(1)(2)	358,330
	GS Mortgage Securities Trust
6,626,104	0.79%, 02/13/2053(2)(5)	317,233
2,000,000	3.05%, 05/10/2049	2,145,390
2,440,000	3.43%, 08/10/2050	2,668,911
890,000	3.63%, 11/10/2047	961,761
100,000	4.07%, 01/10/2047	107,629

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	JP Morgan Chase Commercial Mortgage Securities Trust
$ 415,000	2.81%, 01/16/2037(1)	$428,130
	JPMBB Commercial Mortgage Securities Trust
858,821	3.36%, 07/15/2045	892,269
100,000	3.93%, 09/15/2047	109,150
100,000	4.00%, 04/15/2047	108,232
	Life Mortgage Trust
365,000	1.52%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(3)	365,000
	Morgan Stanley Bank of America Merrill Lynch Trust
1,410,000	3.53%, 12/15/2047	1,525,092
	Morgan Stanley Capital Trust
4,417,619	1.57%, 06/15/2050(2)(5)	250,081
	MTRO Commercial Mortgage Trust
670,000	1.92%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(3)	667,602
	Structured Agency Credit Risk Trust
3,755	0.86%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	3,755
	UBS-Barclays Commercial Mortgage Trust
1,005,120	3.24%, 04/10/2046	1,045,356
	Wells Fargo Commercial Mortgage Trust
807,234	2.92%, 10/15/2045	826,543
	Wells Fargo N.A.
5,775,172	0.72%, 11/15/2062(2)(5)	253,662
14,158,248	0.76%, 11/15/2062(2)(5)	686,890
7,000,741	0.87%, 11/15/2050(2)(5)	277,784
16,145,955	0.87%, 02/15/2061(2)(5)	670,055
4,417,710	0.94%, 11/15/2054(2)(5)	187,609
11,079,417	1.00%, 01/15/2063(2)(5)	721,859
3,490,187	1.05%, 05/15/2062(2)(5)	214,809
7,350,685	1.90%, 03/15/2063(2)(5)	1,014,564
1,790,000	3.44%, 09/15/2060	1,968,094
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,202,156
1,025,000	3.61%, 11/15/2047	1,109,184
100,000	4.00%, 05/15/2047	108,359
100,000	4.05%, 03/15/2047	107,914

		44,484,396

	Other Asset-Backed Securities - 2.7%
	Affirm Asset Securitization Trust
811,197	1.90%, 01/15/2025(1)	817,745
355,693	3.46%, 10/15/2024(1)	360,411
	Atlas Senior Loan Fund Ltd.
199,672	1.06%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(1)(3)	199,690
	CF Hippolyta LLC
205,000	1.98%, 03/15/2061(1)	205,410
	CIFC Funding Ltd.
970,000	1.19%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	970,644
	Dewolf Park CLO Ltd.
260,000	1.39%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(1)(3)	259,935
	Domino’s Pizza Master Issuer LLC
945,000	2.66%, 04/25/2051(1)	979,726
414,750	3.67%, 10/25/2049(1)	439,428
48,750	4.12%, 07/25/2048(1)	51,089
	Madison Park Funding Ltd.
250,000	1.14%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)(3)	249,749
	Mill City Mortgage Loan Trust
43,882	2.75%, 01/25/2061(1)(2)	44,726
	New Residential Mortgage LLC
731,359	3.79%, 07/25/2054(1)	731,995
	NRZ Advance Receivables Trust
2,205,000	1.48%, 09/15/2053(1)	2,211,390
	OCP CLO Ltd.
747,882	1.31%, 10/18/2028, 3 mo. USD LIBOR + 1.120%(1)(3)	747,921
	OZLM Ltd.
544,072	1.47%, 10/20/2031, 3 mo. USD LIBOR + 1.280%(1)(3)	544,157

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Sapphire Aviation Finance Ltd.
$ 219,649	3.23%, 03/15/2040(1)	$218,668
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	309,390
	Summit Issuer LLC
490,000	2.29%, 12/20/2050(1)	488,496
	TICP CLO Ltd.
986,671	1.03%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(1)(3)	983,817
	Towd Point Mortgage Trust
1,249,569	1.75%, 10/25/2060(1)	1,268,728
683,771	2.75%, 10/25/2056(1)(2)	695,373
1,133,689	2.75%, 06/25/2057(1)(2)	1,170,788
1,545,611	2.75%, 10/25/2057(1)(2)	1,589,020
1,473,102	2.90%, 10/25/2059(1)(2)	1,542,553
1,486,198	3.25%, 03/25/2058(1)(2)	1,551,779
191,286	3.25%, 07/25/2058(1)(2)	197,881
83,068	3.75%, 05/25/2058(1)(2)	87,786
	Vantage Data Centers Issuer LLC
1,640,000	1.65%, 09/15/2045(1)	1,633,185
985,592	4.20%, 11/16/2043(1)	1,029,380
	Venture CLO Ltd.
2,270,000	1.31%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(3)	2,270,440
	Voya CLO Ltd.
705,000	1.38%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(3)	708,474
	Wingstop Funding LLC
245,000	2.84%, 12/05/2050(1)	248,891

		24,808,665

	Whole Loan Collateral CMO - 6.7%
	Ajax Mortgage Loan Trust
718,441	2.12%, 01/25/2061(1)(4)	720,035
	Angel Oak Mortgage Trust
1,633,995	0.91%, 01/25/2066(1)(2)	1,639,216
1,310,405	0.99%, 04/25/2053(1)(2)	1,312,204
	Bear Stearns Adjustable Rate Mortgage Trust
73,826	2.81%, 08/25/2035(2)	74,892
	Bellemeade Re Ltd.
112,143	1.21%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(3)	112,189
59,134	1.41%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(3)	59,142
	CIM Trust
43,476	3.00%, 04/25/2057(1)(2)	44,238
	Connecticut Avenue Securities Trust
360,064	2.21%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	361,189
349,590	2.26%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(3)	347,831
373,064	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	375,779
	CSMC Trust
576,128	0.81%, 05/25/2065(1)(2)	573,705
959,756	0.83%, 03/25/2056(1)(2)	961,535
2,231,079	1.18%, 02/25/2066(1)(2)	2,237,190
	Deephaven Residential Mortgage Trust
1,460,518	2.34%, 01/25/2060(1)(2)	1,478,246
355,220	2.79%, 10/25/2059(1)(2)	358,428
	Eagle RE Ltd.
149,008	1.81%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(3)	149,702
	Fannie Mae Connecticut Avenue Securities
129,220	2.31%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(3)	130,738
144,113	2.36%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(3)	145,560
155,816	2.46%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(3)	157,979
119,101	2.71%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(3)	119,101
779,557	3.11%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(3)	784,940
614,175	3.66%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(3)	635,039
1,129,938	4.36%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(3)	1,184,488
475,446	4.46%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(3)	495,544
844,775	4.51%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(3)	861,734
424,866	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	439,300

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Fannie Mae Connecticut Avenue Securities
$ 823,275	5.11%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(3)	$844,622
755,594	5.11%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(3)	770,648
1,111,272	5.66%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(3)	1,172,113
850,226	5.81%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(3)	901,420
271,431	6.11%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(3)	286,457
	GCAT Trust
1,742,160	0.87%, 01/25/2066(1)(2)	1,747,031
	Home Re Ltd.
288,537	1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	289,250
	Legacy Mortgage Asset Trust
665,000	1.75%, 04/25/2061(1)(4)	665,434
	LSTAR Securities Investment Ltd.
2,007,722	1.82%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(3)	2,009,376
1,526,446	1.92%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(3)	1,524,720
	MetLife Securitization Trust
947,678	3.75%, 03/25/2057(1)(2)	989,236
	MFA Trust
270,488	1.01%, 01/26/2065(1)(2)	271,070
1,316,924	1.15%, 04/25/2065(1)(2)	1,318,704
	Mortgage Insurance-Linked Notes
856,144	2.01%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(3)	857,701
	New Residential Mortgage Loan Trust
292,173	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	293,083
1,295,771	0.94%, 07/25/2055(1)(2)	1,296,911
201,539	3.23%, 08/25/2060(1)(4)	203,173
955,670	3.50%, 12/25/2057(1)(2)	1,000,665
519,498	4.00%, 04/25/2057(1)(2)	552,587
556,746	4.00%, 08/27/2057(1)(2)	597,179
719,383	4.00%, 09/25/2057(1)(2)	760,649
	OBX Trust
2,095,891	1.07%, 02/25/2066(1)(2)	2,094,475
	OZLM Ltd.
238,635	1.20%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(3)	238,061
412,651	1.24%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(3)	412,765
	PMT Credit Risk Transfer Trust
429,414	2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(3)	410,259
886,937	3.02%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(3)	885,997
	Preston Ridge Partners Mortgage Trust LLC
1,015,000	1.87%, 04/25/2026(1)(4)	1,015,101
597,493	2.12%, 03/25/2026(1)(2)	598,483
347,349	2.36%, 11/25/2025(1)(4)	348,358
1,173,508	2.86%, 09/25/2025(1)(4)	1,179,993
396,891	3.50%, 10/25/2024(1)(2)	400,077
	Residential Mortgage Loan Trust
1,079,450	0.86%, 01/25/2065(1)(2)	1,078,526
	Seasoned Credit Risk Transfer Trust
898,282	2.50%, 08/25/2059	930,329
557,930	3.50%, 11/25/2057	612,368
1,474,138	3.50%, 07/25/2058	1,622,634
2,323,782	3.50%, 10/25/2058	2,548,647
	Starwood Residential Mortgage
2,091,386	1.22%, 05/25/2065(1)(2)	2,090,878
	Structured Agency Credit Risk Trust
766,681	1.76%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(3)	767,854
55,000	2.21%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(3)	55,647
	Triangle Re Ltd.
920,000	2.16%, 10/25/2033, 1 mo. USD LIBOR + 2.050%(1)(3)	926,884
	VCAT LLC
454,615	2.12%, 03/27/2051(1)(4)	454,478
	Verus Securitization Trust
636,679	0.82%, 10/25/2063(1)(2)	634,399
1,251,852	0.92%, 02/25/2064(1)(2)	1,255,147
922,000	1.03%, 02/25/2066(1)(2)	922,620

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	VOLT C LLC
$ 1,220,000	1.99%, 05/25/2051(1)(4)	$1,220,905
	VOLT XCIII LLC
1,639,133	1.89%, 02/27/2051(1)(4)	1,631,006
	VOLT XCIV LLC
1,312,647	2.24%, 02/27/2051(1)(4)	1,311,938
	VOLT XCIX LLC
1,612,038	2.12%, 04/25/2051(1)(4)	1,615,133
	VOLT XCVII LLC
1,330,968	2.24%, 04/25/2051(1)(4)	1,333,107
	VOLT XCVIII LLC
664,226	2.12%, 04/25/2051(1)(4)	665,414

		63,373,456

	Total Asset & Commercial Mortgage-Backed Securities (cost $169,134,710)	170,627,644

Corporate Bonds - 32.9%
	Advertising - 0.0%
	Lamar Media Corp.
75,000	3.75%, 02/15/2028	75,664
80,000	4.88%, 01/15/2029	84,200

		159,864

	Aerospace/Defense - 0.5%
	Boeing Co.
630,000	5.04%, 05/01/2027	723,236
580,000	5.15%, 05/01/2030	674,233
	L3Harris Technologies, Inc.
750,000	2.90%, 12/15/2029	778,491
530,000	3.85%, 06/15/2023	564,535
	Northrop Grumman Corp.
410,000	5.15%, 05/01/2040	520,620
	Raytheon Technologies Corp.
50,000	4.63%, 11/16/2048	60,931
	United Technologies Corp.
835,000	3.95%, 08/16/2025	930,884
390,000	4.45%, 11/16/2038	458,621

		4,711,551

	Agriculture - 0.7%
	Altria Group, Inc.
940,000	2.45%, 02/04/2032	883,692
290,000	2.63%, 09/16/2026	303,082
605,000	3.70%, 02/04/2051	545,484
175,000	3.88%, 09/16/2046	165,641
133,000	4.40%, 02/14/2026	150,149
620,000	5.38%, 01/31/2044	714,472
	Archer-Daniels-Midland Co.
290,000	3.25%, 03/27/2030	315,939
	BAT Capital Corp.
855,000	2.26%, 03/25/2028	837,956
610,000	2.79%, 09/06/2024	642,029
	BAT International Finance plc
890,000	1.67%, 03/25/2026	885,207
	Kernel Holding S.A.
645,000	6.50%, 10/17/2024(6)	675,637

		6,119,288

	Airlines - 0.0%
	United Airlines, Inc.
50,000	4.63%, 04/15/2029(1)	51,960

	Apparel - 0.1%
	Hanesbrands, Inc.
400,000	4.88%, 05/15/2026(1)	428,436

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Auto Manufacturers - 0.1%
	General Motors Co.
$ 720,000	6.13%, 10/01/2025	$854,176
	General Motors Financial Co., Inc.
425,000	1.25%, 01/08/2026	419,537

		1,273,713

	Auto Parts & Equipment - 0.0%
	Clarios Global L.P. / Clarios U.S. Finance Co.
265,000	6.25%, 05/15/2026(1)	281,082

	Beverages - 0.9%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
290,000	4.70%, 02/01/2036	343,030
205,000	3.75%, 07/15/2042	213,607
110,000	4.35%, 06/01/2040	124,256
805,000	4.60%, 04/15/2048	921,823
1,603,000	5.45%, 01/23/2039	2,022,756
	Coca-Cola Co.
1,625,000	2.25%, 01/05/2032	1,624,306
150,000	3.00%, 03/05/2051	146,618
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	5,159
170,000	2.88%, 05/01/2030	175,674
572,000	3.15%, 08/01/2029	602,955
1,172,000	3.60%, 02/15/2028	1,280,660
170,000	4.65%, 11/15/2028	197,072
	Diageo Capital plc
1,049,000	2.00%, 04/29/2030	1,029,649
	PepsiCo, Inc.
205,000	3.63%, 03/19/2050	226,139

		8,913,704

	Biotechnology - 0.5%
	Amgen, Inc.
195,000	1.90%, 02/21/2025	201,602
1,870,000	2.30%, 02/25/2031	1,847,365
	Gilead Sciences, Inc.
1,430,000	1.65%, 10/01/2030	1,335,075
	Royalty Pharma plc
60,000	1.75%, 09/02/2027(1)	59,078
380,000	2.20%, 09/02/2030(1)	362,821
370,000	3.30%, 09/02/2040(1)	357,698
370,000	3.55%, 09/02/2050(1)	349,843

		4,513,482

	Chemicals - 0.2%
	Chemours Co.
200,000	5.38%, 05/15/2027(7)	214,500
	DuPont de Nemours, Inc.
685,000	4.21%, 11/15/2023	742,829
	LYB International Finance LLC
260,000	1.25%, 10/01/2025	259,745
350,000	3.80%, 10/01/2060	341,706
	Olin Corp.
160,000	5.13%, 09/15/2027	167,043

		1,725,823

	Commercial Banks - 6.2%
	Bank of America Corp.
1,865,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(8)	1,880,179
430,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	451,367
805,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(8)	806,881

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Bank of America Corp.
$ 155,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(8)	$156,617
755,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	800,087
1,015,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	1,035,602
105,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	113,375
3,445,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	3,796,628
860,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	919,201
1,855,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	2,074,595
	Bank of New York Mellon Corp.
640,000	2.10%, 10/24/2024	674,403
	BNP Paribas S.A.
405,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	398,724
850,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	875,674
	Capital One Financial Corp.
500,000	3.90%, 01/29/2024	542,772
	China Construction Bank Corp.
550,000	0.94%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	550,383
	Citigroup, Inc.
1,645,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	1,642,041
415,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(8)	427,245
1,705,000	3.20%, 10/21/2026	1,844,034
750,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	804,480
290,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	323,281
595,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	680,723
	Credit Suisse AG
250,000	0.46%, 02/04/2022, 3 mo. USD SOFR + 0.450%(3)	249,890
	Credit Suisse Group AG
1,225,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(8)(9)	1,322,740
	Danske Bank A/S
510,000	5.00%, 01/12/2022(1)	525,056
530,000	5.38%, 01/12/2024(1)	590,317
	Fifth Third Bancorp
540,000	2.38%, 01/28/2025	564,867
	Goldman Sachs Group, Inc.
380,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	360,708
1,580,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	1,586,395
100,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	102,944
2,455,000	3.50%, 11/16/2026	2,678,920
260,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	287,137
140,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	158,105
345,000	6.75%, 10/01/2037	488,601
	HSBC Holdings plc
890,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	883,113
245,000	1.85%, 05/25/2021, 3 mo. USD LIBOR + 1.660%(3)	245,240

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 995,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	$1,129,706
	Industrial & Commercial Bank of China Ltd.
250,000	0.93%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	250,032
	JP Morgan Chase & Co.
395,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	396,322
835,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	857,667
520,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	518,187
260,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	252,323
1,580,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	1,582,096
230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	245,493
15,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	16,373
1,760,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD SOFR + 1.422% thereafter)(8)	1,935,365
2,415,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	2,581,294
935,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	1,038,865
435,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	488,918
	Morgan Stanley
780,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(8)	782,939
1,510,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	1,414,952
960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	908,762
1,455,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	1,486,207
2,145,000	3.13%, 07/27/2026	2,323,378
75,000	4.00%, 07/23/2025	83,602
375,000	5.00%, 11/24/2025	431,820
	PNC Financial Services Group, Inc.
775,000	2.20%, 11/01/2024	817,454
	Santander Holdings USA, Inc.
470,000	3.70%, 03/28/2022	482,102
	State Street Corp.
700,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	736,401
320,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	341,857
	UBS Group AG
680,000	2.65%, 02/01/2022(1)	692,001
1,125,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(8)(9)	1,296,562
	UniCredit S.p.A.
650,000	6.57%, 01/14/2022(1)	675,074
	Wells Fargo & Co.
1,710,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	1,788,151
890,000	3.00%, 04/22/2026	960,448
140,000	3.00%, 10/23/2026	150,882
385,000	3.75%, 01/24/2024	416,510
230,000	4.75%, 12/07/2046	274,076

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Wells Fargo & Co.
$ 260,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	$336,185

		58,534,329

	Commercial Services - 1.1%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	445,719
1,400,000	4.38%, 08/15/2027(1)	1,466,500
200,000	5.25%, 08/01/2026(1)	209,500
	Equifax, Inc.
352,000	2.60%, 12/15/2025	370,993
110,000	3.10%, 05/15/2030	115,489
	Gartner, Inc.
635,000	3.75%, 10/01/2030(1)	638,175
1,049,000	4.50%, 07/01/2028(1)	1,102,761
	Howard University, (AGM Insured)
100,000	2.39%, 10/01/2027	100,295
100,000	2.70%, 10/01/2029	100,198
325,000	2.80%, 10/01/2030	326,537
105,000	2.90%, 10/01/2031	106,308
265,000	3.48%, 10/01/2041	259,038
	IHS Markit Ltd.
1,330,000	4.13%, 08/01/2023	1,424,164
	Service Corp. International
1,795,000	3.38%, 08/15/2030	1,736,662
1,406,000	5.13%, 06/01/2029	1,517,904
	United Rentals North America, Inc.
380,000	5.88%, 09/15/2026	396,625

		10,316,868

	Construction Materials - 0.2%
	Carrier Global Corp.
485,000	2.70%, 02/15/2031	489,917
	Standard Industries, Inc.
330,000	3.38%, 01/15/2031(1)	308,435
1,065,000	4.38%, 07/15/2030(1)	1,067,662
155,000	4.75%, 01/15/2028(1)	159,844

		2,025,858

	Diversified Financial Services - 0.6%
	BOC Aviation USA Corp.
1,410,000	1.63%, 04/29/2024(1)	1,415,316
	GE Capital Funding LLC
605,000	4.40%, 05/15/2030(1)	687,732
	GE Capital International Funding Co.
971,000	4.42%, 11/15/2035	1,116,032
	Mastercard, Inc.
385,000	2.95%, 03/15/2051	380,908
	Navient Corp.
80,000	6.13%, 03/25/2024	84,500
380,000	7.25%, 01/25/2022	394,250
	Power Finance Corp. Ltd.
1,285,000	3.95%, 04/23/2030(1)	1,293,597

		5,372,335

	Electric - 2.5%
	AES Corp.
495,000	3.30%, 07/15/2025(1)	527,591
	Alabama Power Co.
285,000	4.15%, 08/15/2044	328,870
	Appalachian Power Co.
40,000	6.38%, 04/01/2036	54,288
	Berkshire Hathaway Energy Co.
360,000	1.65%, 05/15/2031	339,639
495,000	3.25%, 04/15/2028	536,093

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 75,000	4.25%, 10/15/2050	$88,027
	Centrais Eletricas Brasileiras S.A.
290,000	3.63%, 02/04/2025(1)	293,898
	Cleco Corporate Holdings LLC
525,000	3.38%, 09/15/2029	531,852
20,000	4.97%, 05/01/2046	22,795
	Commonwealth Edison Co.
420,000	3.65%, 06/15/2046	460,603
35,000	4.00%, 03/01/2048	40,034
	Connecticut Light & Power Co.
115,000	4.00%, 04/01/2048	133,608
	Dominion Energy South Carolina, Inc.
95,000	5.10%, 06/01/2065	129,872
	Dominion Energy, Inc.
660,000	3.38%, 04/01/2030	710,502
	Duke Energy Carolinas LLC
230,000	3.45%, 04/15/2051	240,040
710,000	4.25%, 12/15/2041	841,189
	Duke Energy Corp.
380,000	2.65%, 09/01/2026	400,143
	Duke Energy Indiana LLC
385,000	3.25%, 10/01/2049	389,163
	Evergy Metro, Inc.
195,000	2.25%, 06/01/2030	194,816
	Evergy, Inc.
340,000	2.45%, 09/15/2024	356,446
620,000	2.90%, 09/15/2029	637,064
	Exelon Corp.
1,085,000	3.95%, 06/15/2025	1,195,187
	FirstEnergy Corp.
767,000	2.25%, 09/01/2030	722,897
720,000	3.40%, 03/01/2050	664,200
610,000	5.35%, 07/15/2047	707,600
	Georgia Power Co.
910,000	2.10%, 07/30/2023	940,614
510,000	4.30%, 03/15/2042	586,454
	IPALCO Enterprises, Inc.
460,000	3.70%, 09/01/2024	496,462
1,745,000	4.25%, 05/01/2030(1)	1,935,377
	ITC Holdings Corp.
640,000	2.95%, 05/14/2030(1)	661,852
30,000	3.25%, 06/30/2026	32,384
	MidAmerican Energy Co.
155,000	3.15%, 04/15/2050	158,621
120,000	3.65%, 08/01/2048	132,024
	National Rural Utilities Cooperative Finance Corp.
145,000	3.40%, 02/07/2028	157,043
	NextEra Energy Operating Partners L.P.
155,000	3.88%, 10/15/2026(1)	162,115
	NRG Energy, Inc.
560,000	2.00%, 12/02/2025(1)	563,659
560,000	2.45%, 12/02/2027(1)	562,919
	Oglethorpe Power Corp.
160,000	3.75%, 08/01/2050(1)	161,910
	Oncor Electric Delivery Co. LLC
110,000	3.10%, 09/15/2049	110,268
145,000	5.75%, 03/15/2029	180,051
	PacifiCorp
101,000	4.13%, 01/15/2049	116,661
110,000	4.15%, 02/15/2050	128,015
	Public Service Electric & Gas Co.
250,000	3.80%, 03/01/2046	282,458
	Public Service Enterprise Group, Inc.
265,000	1.60%, 08/15/2030	246,017

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Public Service Enterprise Group, Inc.
$ 550,000	2.88%, 06/15/2024	$582,089
	Puget Energy, Inc.
600,000	3.65%, 05/15/2025	647,112
600,000	4.10%, 06/15/2030	658,927
	Sempra Energy
70,000	4.00%, 02/01/2048	75,536
	Southern California Edison Co.
605,000	2.25%, 06/01/2030	592,918
530,000	2.85%, 08/01/2029	543,701
250,000	3.65%, 02/01/2050	248,968
179,000	4.00%, 04/01/2047	186,285
96,000	4.13%, 03/01/2048	102,108
	Southern Co.
115,000	2.95%, 07/01/2023	120,331
838,000	3.25%, 07/01/2026	904,494
505,000	3.70%, 04/30/2030	550,999
20,000	4.40%, 07/01/2046	22,701
	Union Electric Co.
120,000	4.00%, 04/01/2048	136,845

		23,534,335

	Energy-Alternate Sources - 0.1%
	FS Luxembourg S.a.r.l.
470,000	10.00%, 12/15/2025(1)	511,477
	Investment Energy Resources Ltd.
345,000	6.25%, 04/26/2029(1)	366,908

		878,385

	Engineering & Construction - 0.1%
	International Airport Finance S.A.
1,147,336	12.00%, 03/15/2033(1)	1,155,941

	Entertainment - 0.2%
	GLP Capital L.P. / GLP Financing II, Inc.
335,000	5.30%, 01/15/2029	380,711
	WMG Acquisition Corp.
1,790,000	3.88%, 07/15/2030(1)	1,812,375

		2,193,086

	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,380,000	4.88%, 07/15/2027(1)	2,478,175
45,000	5.13%, 07/15/2029(1)	48,504
	Waste Management, Inc.
275,000	2.00%, 06/01/2029	275,099

		2,801,778

	Food - 0.5%
	Conagra Brands, Inc.
710,000	1.38%, 11/01/2027	690,691
40,000	4.30%, 05/01/2024	44,108
395,000	4.60%, 11/01/2025	451,563
510,000	4.85%, 11/01/2028	600,291
65,000	5.40%, 11/01/2048	83,831
	Kellogg Co.
400,000	3.40%, 11/15/2027	437,636
	Kraft Heinz Foods Co.
25,000	3.75%, 04/01/2030	26,737
50,000	4.25%, 03/01/2031	55,103
	MARB BondCo plc
495,000	3.95%, 01/29/2031(1)	470,334
	NBM U.S. Holdings, Inc.
835,000	7.00%, 05/14/2026(1)	897,625
	Post Holdings, Inc.
155,000	5.63%, 01/15/2028(1)	163,331

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Sysco Corp.
$ 295,000	5.95%, 04/01/2030	$371,806
	TreeHouse Foods, Inc.
150,000	4.00%, 09/01/2028	149,062

		4,442,118

	Food Service - 0.0%
	Aramark Services, Inc.
140,000	5.00%, 02/01/2028(1)	146,313

	Forest Products & Paper - 0.2%
	Suzano Austria GmbH
1,930,000	5.00%, 01/15/2030	2,122,035

	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	94,562
260,000	5.88%, 08/20/2026	290,875
	NiSource, Inc.
560,000	3.49%, 05/15/2027	610,850
865,000	3.60%, 05/01/2030	944,210
	Sempra Energy
550,000	3.40%, 02/01/2028	596,017
220,000	3.80%, 02/01/2038	241,465

		2,777,979

	Healthcare-Products - 0.5%
	Alcon Finance Corp.
506,000	2.75%, 09/23/2026(1)	537,088
360,000	3.00%, 09/23/2029(1)	374,521
	Baxter International, Inc.
300,000	3.95%, 04/01/2030(1)	339,891
	Becton Dickinson and Co.
1,000,000	3.36%, 06/06/2024	1,076,756
	Boston Scientific Corp.
390,000	1.90%, 06/01/2025	403,735
1,105,000	3.75%, 03/01/2026	1,228,012
	Hill-Rom Holdings, Inc.
325,000	4.38%, 09/15/2027(1)	336,375
	Teleflex, Inc.
185,000	4.25%, 06/01/2028(1)	191,013

		4,487,391

	Healthcare-Services - 0.6%
	Centene Corp.
315,000	4.25%, 12/15/2027	330,155
1,940,000	4.63%, 12/15/2029	2,104,580
	CommonSpirit Health
105,000	3.35%, 10/01/2029	111,909
	HCA, Inc.
240,000	3.50%, 09/01/2030	246,684
	Rede D’or Finance S.a.r.l.
1,950,000	4.50%, 01/22/2030(1)	1,915,388
	Sutter Health
325,000	3.36%, 08/15/2050	329,870
	UnitedHealth Group, Inc.
180,000	2.38%, 08/15/2024	190,372
200,000	3.50%, 08/15/2039	216,011
166,000	3.75%, 10/15/2047	182,398

		5,627,367

	Home Builders - 0.2%
	PulteGroup, Inc.
820,000	5.50%, 03/01/2026	963,033
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
155,000	5.63%, 03/01/2024(1)	167,787

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Toll Brothers Finance Corp.
$ 435,000	4.88%, 11/15/2025	$486,656

		1,617,476

	Insurance - 1.1%
	American International Group, Inc.
1,430,000	2.50%, 06/30/2025	1,506,740
	Aon Corp.
515,000	2.20%, 11/15/2022	528,717
	Brighthouse Financial, Inc.
155,000	4.70%, 06/22/2047	161,081
1,730,000	5.63%, 05/15/2030	2,065,555
	Equitable Financial Life Global Funding
1,340,000	1.80%, 03/08/2028(1)	1,317,100
	Genworth Holdings, Inc.
110,000	4.90%, 08/15/2023	108,625
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	457,578
350,000	4.38%, 03/15/2029	404,020
260,000	4.75%, 03/15/2039	325,718
	Massachusetts Mutual Life Insurance Co.
64,000	3.73%, 10/15/2070(1)	64,512
	MGIC Investment Corp.
155,000	5.25%, 08/15/2028	163,525
	New York Life Global Funding
870,000	2.00%, 01/22/2025(1)	900,073
	New York Life Insurance Co.
80,000	3.75%, 05/15/2050(1)	86,095
	Progressive Corp.
425,000	3.20%, 03/26/2030	462,563
	Unum Group
190,000	4.00%, 06/15/2029	207,951
445,000	4.50%, 03/15/2025	498,346
385,000	4.50%, 12/15/2049	393,627
	Voya Financial, Inc.
10,000	4.80%, 06/15/2046	12,203
	Willis North America, Inc.
230,000	2.95%, 09/15/2029	240,607
275,000	3.60%, 05/15/2024	296,373
480,000	4.50%, 09/15/2028	550,361

		10,751,370

	Internet - 0.6%
	Alibaba Group Holding Ltd.
500,000	3.40%, 12/06/2027	543,785
245,000	4.20%, 12/06/2047	271,812
	Amazon.com, Inc.
630,000	3.88%, 08/22/2037	725,898
	Go Daddy Operating Co. LLC
385,000	3.50%, 03/01/2029(1)	374,921
677,000	5.25%, 12/01/2027(1)	708,311
	NortonLifeLock, Inc.
1,645,000	5.00%, 04/15/2025(1)	1,666,253
	Tencent Holdings Ltd.
635,000	2.39%, 06/03/2030(1)	621,683
200,000	2.88%, 04/22/2031(1)	202,534
620,000	3.60%, 01/19/2028(1)	665,566
200,000	3.98%, 04/11/2029(1)	217,868

		5,998,631

	Iron/Steel - 0.2%
	Commercial Metals Co.
270,000	5.38%, 07/15/2027	286,200
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(1)	545,360
$ 200,000	7.75%, 10/17/2029(1)	212,940

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Vale Overseas Ltd.
$ 360,000	3.75%, 07/08/2030	$378,720

		1,423,220

	IT Services - 0.8%
	Apple, Inc.
1,090,000	2.20%, 09/11/2029	1,110,381
920,000	3.35%, 02/09/2027	1,017,522
190,000	3.45%, 02/09/2045	204,042
	Booz Allen Hamilton, Inc.
2,405,000	3.88%, 09/01/2028(1)	2,398,987
	HP, Inc.
375,000	2.20%, 06/17/2025	389,931
315,000	3.00%, 06/17/2027	336,767
	International Business Machines Corp.
765,000	1.95%, 05/15/2030	747,755
280,000	2.95%, 05/15/2050	264,827
795,000	3.50%, 05/15/2029	873,613
100,000	4.25%, 05/15/2049	117,153
	Leidos, Inc.
380,000	3.63%, 05/15/2025(1)	413,873

		7,874,851

	Lodging - 0.0%
	Las Vegas Sands Corp.
285,000	3.50%, 08/18/2026	299,180

	Machinery-Diversified - 0.2%
	BWX Technologies, Inc.
185,000	4.13%, 04/15/2029(1)	190,088
	Otis Worldwide Corp.
1,285,000	2.57%, 02/15/2030	1,306,914

		1,497,002

	Media - 1.8%
	CCO Holdings LLC / CCO Holdings Capital Corp.
775,000	4.25%, 02/01/2031(1)	774,031
80,000	5.00%, 02/01/2028(1)	83,600
475,000	5.13%, 05/01/2027(1)	497,118
	Charter Communications Operating LLC / Charter Communications Operating Capital
675,000	2.30%, 02/01/2032	630,919
500,000	3.70%, 04/01/2051	469,802
560,000	4.80%, 03/01/2050	616,008
410,000	5.05%, 03/30/2029	474,812
915,000	5.38%, 05/01/2047	1,076,124
475,000	5.75%, 04/01/2048	581,573
1,170,000	6.48%, 10/23/2045	1,546,184
	Comcast Corp.
305,000	3.20%, 07/15/2036	319,665
330,000	3.25%, 11/01/2039	341,388
1,040,000	3.75%, 04/01/2040	1,146,825
180,000	4.05%, 11/01/2052	205,948
290,000	4.60%, 10/15/2038	352,377
90,000	4.65%, 07/15/2042	110,452
70,000	4.75%, 03/01/2044	86,784
70,000	4.95%, 10/15/2058	93,248
	Cox Communications, Inc.
803,000	3.15%, 08/15/2024(1)	859,695
	CSC Holdings LLC
1,655,000	3.38%, 02/15/2031(1)	1,550,321
440,000	4.13%, 12/01/2030(1)	437,800
	Discovery Communications LLC
315,000	3.95%, 06/15/2025	344,902
420,000	3.95%, 03/20/2028	461,450
112,000	5.30%, 05/15/2049	133,950
870,000	6.35%, 06/01/2040	1,161,715

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	DISH DBS Corp.
$ 230,000	5.88%, 07/15/2022	$240,810
60,000	6.75%, 06/01/2021	60,075
	Sirius XM Radio, Inc.
280,000	4.13%, 07/01/2030(1)	280,000
	TEGNA, Inc.
160,000	4.63%, 03/15/2028	163,400
32,000	5.50%, 09/15/2024(1)	32,663
	Time Warner Cable LLC
185,000	6.55%, 05/01/2037	245,535
	Vertical U.S Newco, Inc.
200,000	5.25%, 07/15/2027(1)	209,376
	ViacomCBS, Inc.
695,000	4.38%, 03/15/2043	751,649
	Videotron Ltd.
80,000	5.13%, 04/15/2027(1)	84,500
200,000	5.38%, 06/15/2024(1)	220,060

		16,644,759

	Mining - 0.1%
	Anglo American Capital plc
455,000	2.63%, 09/10/2030(1)	448,271
515,000	5.63%, 04/01/2030(1)	618,599
	Kaiser Aluminum Corp.
120,000	4.63%, 03/01/2028(1)	123,300

		1,190,170

	Miscellaneous Manufacturing - 0.1%
	General Electric Co.
370,000	3.63%, 05/01/2030	401,774
	Ingersoll-Rand Luxembourg Finance S.A.
120,000	4.50%, 03/21/2049	143,775

		545,549

	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
2,428,000	3.25%, 02/15/2029	2,406,755
120,000	4.25%, 04/01/2028	125,100
	Xerox Holdings Corp.
275,000	5.50%, 08/15/2028(1)	287,375

		2,819,230

	Oil & Gas - 0.9%
	Apache Corp.
25,000	4.25%, 01/15/2030	24,938
130,000	4.88%, 11/15/2027	137,215
	BP Capital Markets America, Inc.
275,000	2.94%, 06/04/2051	249,634
125,000	3.63%, 04/06/2030	137,624
	Continental Resources, Inc.
40,000	4.38%, 01/15/2028	43,500
110,000	5.75%, 01/15/2031(1)	127,600
	Energean Israel Finance Ltd.
345,000	4.50%, 03/30/2024(1)(6)	353,528
275,000	4.88%, 03/30/2026(1)(6)	283,594
320,000	5.88%, 03/30/2031(1)(6)	330,029
	Equinor ASA
765,000	1.75%, 01/22/2026	787,414
450,000	3.63%, 04/06/2040	491,748
255,000	3.70%, 04/06/2050	275,626
	Exxon Mobil Corp.
600,000	4.23%, 03/19/2040	685,342
	Hess Corp.
185,000	7.13%, 03/15/2033	242,019
520,000	7.30%, 08/15/2031	684,207

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Marathon Petroleum Corp.
$ 820,000	4.70%, 05/01/2025	$924,151
	Occidental Petroleum Corp.
10,000	3.40%, 04/15/2026	9,889
17,000	6.13%, 01/01/2031	18,913
5,000	6.38%, 09/01/2028	5,600
	Ovintiv, Inc.
26,000	6.50%, 08/15/2034	33,144
25,000	6.50%, 02/01/2038	31,601
5,000	7.20%, 11/01/2031	6,508
50,000	7.38%, 11/01/2031	66,019
	Pioneer Natural Resources Co.
820,000	2.15%, 01/15/2031	774,879
	Saudi Arabian Oil Co.
200,000	1.63%, 11/24/2025(1)	202,528
260,000	2.88%, 04/16/2024(1)	274,495
	Suncor Energy, Inc.
395,000	3.75%, 03/04/2051	394,541
	Sunoco L.P. / Sunoco Finance Corp.
290,000	5.88%, 03/15/2028	306,675
	Tullow Oil plc
600,000	7.00%, 03/01/2025(1)	521,250
	Valero Energy Corp.
390,000	2.15%, 09/15/2027	387,834

		8,812,045

	Oil & Gas Services - 0.2%
	Borets Finance DAC
1,450,000	6.00%, 09/17/2026(1)	1,484,800
	Halliburton Co.
240,000	4.85%, 11/15/2035	271,091

		1,755,891

	Packaging & Containers - 0.4%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
400,000	4.13%, 08/15/2026(1)	411,500
	Ball Corp.
2,115,000	4.00%, 11/15/2023	2,255,119
	Graphic Packaging International LLC
80,000	3.50%, 03/01/2029(1)	79,000
	Mondelez International, Inc.
395,000	1.50%, 05/04/2025	403,047
	Owens-Brockway Glass Container, Inc.
80,000	5.38%, 01/15/2025(1)	85,100
430,000	5.88%, 08/15/2023(1)	465,475

		3,699,241

	Pharmaceuticals - 1.2%
	AbbVie, Inc.
860,000	2.95%, 11/21/2026	920,597
335,000	3.20%, 11/21/2029	357,917
665,000	4.25%, 11/21/2049	755,509
320,000	4.63%, 10/01/2042	376,371
	Bausch Health Cos., Inc.
220,000	5.75%, 08/15/2027(1)	235,950
35,000	7.00%, 01/15/2028(1)	38,106
	Baxalta, Inc.
165,000	3.60%, 06/23/2022	169,992
	Bayer U.S. Finance LLC
705,000	4.25%, 12/15/2025(1)	786,553
200,000	4.88%, 06/25/2048(1)	238,388
	Bristol-Myers Squibb Co.
1,375,000	0.75%, 11/13/2025	1,362,754
570,000	2.55%, 11/13/2050	510,606
160,000	3.20%, 06/15/2026	175,234

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Cigna Corp.
$ 1,570,000	1.25%, 03/15/2026	$1,566,791
	CVS Health Corp.
790,000	4.13%, 04/01/2040	872,305
185,000	5.05%, 03/25/2048	227,223
15,000	5.13%, 07/20/2045	18,681
	GlaxoSmithKline Capital, Inc.
875,000	3.63%, 05/15/2025	967,201
	Organon Finance LLC
200,000	4.13%, 04/30/2028(1)	204,898
	Pfizer, Inc.
230,000	2.63%, 04/01/2030	240,681
	Teva Pharmaceutical Finance Netherlands B.V.
1,220,000	3.15%, 10/01/2026	1,146,800

		11,172,557

	Pipelines - 1.2%
	Cheniere Energy Partners L.P.
20,000	4.50%, 10/01/2029	20,875
60,000	5.63%, 10/01/2026	62,550
	DCP Midstream Operating L.P.
180,000	3.88%, 03/15/2023	188,100
	Energy Transfer Operating L.P.
545,000	5.15%, 02/01/2043	563,467
160,000	5.15%, 03/15/2045	169,221
95,000	5.25%, 04/15/2029	108,910
1,165,000	6.13%, 12/15/2045	1,356,362
215,000	6.25%, 04/15/2049	256,442
	EQM Midstream Partners L.P.
60,000	5.50%, 07/15/2028	63,732
55,000	6.50%, 07/01/2027(1)	60,733
	Galaxy Pipeline Assets Bidco Ltd.
1,188,000	2.16%, 03/31/2034(1)	1,165,041
2,235,000	2.63%, 03/31/2036(1)	2,165,258
425,000	2.94%, 09/30/2040(1)	415,497
	MPLX L.P.
285,000	1.75%, 03/01/2026	286,610
80,000	4.70%, 04/15/2048	87,402
360,000	5.20%, 03/01/2047	420,804
80,000	5.20%, 12/01/2047	92,705
	ONEOK, Inc.
465,000	5.85%, 01/15/2026	547,546
455,000	6.00%, 06/15/2035	542,025
55,000	7.15%, 01/15/2051	76,543
	Phillips 66 Partners L.P.
315,000	4.90%, 10/01/2046	353,402
	Sabine Pass Liquefaction LLC
680,000	4.50%, 05/15/2030	765,469
	Sunoco Logistics Partners Operations L.P.
165,000	4.00%, 10/01/2027	177,473
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
140,000	4.88%, 02/01/2031(1)	146,084
	TransCanada PipeLines Ltd.
430,000	4.63%, 03/01/2034	493,946
100,000	4.75%, 05/15/2038	115,715
	Western Midstream Operating L.P.
40,000	4.75%, 08/15/2028	42,983
150,000	5.30%, 02/01/2030	163,687
	Williams Cos., Inc.
24,000	4.90%, 01/15/2045	26,815
85,000	5.80%, 11/15/2043	105,203
116,000	6.30%, 04/15/2040	151,245

		11,191,845

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
$ 1,085,000	1.50%, 01/31/2028	$1,047,958
370,000	2.40%, 03/15/2025	386,429
480,000	2.95%, 01/15/2051	439,232
	Brixmor Operating Partnership L.P.
310,000	2.25%, 04/01/2028	306,599
	Crown Castle International Corp.
1,455,000	1.05%, 07/15/2026	1,418,040
	GLP Capital L.P. / GLP Financing II, Inc.
710,000	4.00%, 01/15/2031	750,150
430,000	5.75%, 06/01/2028	500,612
	SBA Tower Trust
675,000	2.84%, 01/15/2050(1)	711,284
	VEREIT Operating Partnership L.P.
40,000	2.20%, 06/15/2028	40,249
50,000	2.85%, 12/15/2032	51,617
150,000	3.40%, 01/15/2028	162,055
	VICI Properties L.P. / VICI Note Co., Inc.
50,000	3.75%, 02/15/2027(1)	50,402
70,000	4.25%, 12/01/2026(1)	72,188

		5,936,815

	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
140,000	3.50%, 02/15/2029(1)	136,500
165,000	3.88%, 01/15/2028(1)	167,063
	AutoZone, Inc.
540,000	3.63%, 04/15/2025	588,959
	FirstCash, Inc.
1,194,000	4.63%, 09/01/2028(1)	1,226,835
	Home Depot, Inc.
925,000	3.30%, 04/15/2040	981,447
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
160,000	4.75%, 06/01/2027(1)	168,200
	Lithia Motors, Inc.
360,000	4.63%, 12/15/2027(1)	378,000
	Lowe’s Cos., Inc.
1,085,000	1.70%, 10/15/2030	1,015,546
340,000	4.55%, 04/05/2049	406,170
	McDonald’s Corp.
480,000	3.35%, 04/01/2023	506,283
210,000	3.63%, 09/01/2049	220,857
910,000	4.20%, 04/01/2050	1,048,032
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
185,000	5.88%, 03/01/2027	192,631
	United Rentals North America, Inc.
80,000	4.88%, 01/15/2028	84,700
	William Carter Co.
809,000	5.63%, 03/15/2027(1)	850,461

		7,971,684

	Semiconductors - 1.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
445,000	3.88%, 01/15/2027	487,304
	Broadcom, Inc.
255,000	2.60%, 02/15/2033(1)	240,618
1,215,000	3.42%, 04/15/2033(1)	1,230,997
523,000	3.47%, 04/15/2034(1)	528,381
2,125,000	5.00%, 04/15/2030	2,446,798
	Entegris, Inc.
155,000	4.38%, 04/15/2028(1)	162,750
	Intel Corp.
340,000	3.10%, 02/15/2060	324,938
145,000	4.10%, 05/19/2046	165,806

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Marvell Technology, Inc.
$ 875,000	2.45%, 04/15/2028(1)	$878,774
695,000	2.95%, 04/15/2031(1)	695,547
	Microchip Technology, Inc.
995,000	2.67%, 09/01/2023(1)	1,037,606
45,000	4.25%, 09/01/2025(1)	47,252
	NVIDIA Corp.
635,000	3.50%, 04/01/2040	694,316
	NXP B.V. / NXP Funding LLC
262,000	4.63%, 06/01/2023(1)	282,824
968,000	4.88%, 03/01/2024(1)	1,074,060
299,000	5.35%, 03/01/2026(1)	349,163
240,000	5.55%, 12/01/2028(1)	291,198
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
285,000	3.15%, 05/01/2027(1)	305,286
136,000	4.30%, 06/18/2029(1)	154,028
	Qorvo, Inc.
40,000	3.38%, 04/01/2031(1)	40,533
	QUALCOMM, Inc.
149,000	4.65%, 05/20/2035	183,446
421,000	4.80%, 05/20/2045	534,645

		12,156,270

	Software - 1.8%
	Black Knight InfoServ LLC
2,905,000	3.63%, 09/01/2028(1)	2,859,304
	Cascade MH Asset Trust
633,081	1.75%, 02/25/2046(1)	640,821
	CDK Global, Inc.
341,000	5.25%, 05/15/2029(1)	365,723
	Fair Isaac Corp.
220,000	4.00%, 06/15/2028(1)	223,025
	Fidelity National Information Services, Inc.
240,000	2.25%, 03/01/2031	235,738
	Fiserv, Inc.
980,000	2.25%, 06/01/2027	1,011,707
600,000	3.20%, 07/01/2026	650,579
	IQVIA, Inc.
530,000	5.00%, 05/15/2027(1)	554,512
	Microsoft Corp.
27,000	2.68%, 06/01/2060	24,900
475,000	2.92%, 03/17/2052	473,262
133,000	3.04%, 03/17/2062	132,525
	MSCI, Inc.
15,000	3.63%, 09/01/2030(1)	15,239
2,269,000	5.38%, 05/15/2027(1)	2,425,674
	Open Text Corp.
330,000	5.88%, 06/01/2026(1)	340,313
	Oracle Corp.
1,940,000	2.30%, 03/25/2028	1,970,402
1,125,000	2.88%, 03/25/2031	1,143,029
1,505,000	3.85%, 04/01/2060	1,507,305
345,000	3.95%, 03/25/2051	358,008
25,000	4.00%, 11/15/2047	26,062
400,000	4.10%, 03/25/2061	416,974
	SS&C Technologies, Inc.
1,140,000	5.50%, 09/30/2027(1)	1,211,107
	Western Digital Corp.
150,000	4.75%, 02/15/2026	166,219

		16,752,428

	Telecommunications - 2.3%
	AT&T, Inc.
1,290,000	3.50%, 02/01/2061	1,172,597
672,000	3.55%, 09/15/2055(1)	618,141

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	AT&T, Inc.
$ 1,300,000	3.65%, 06/01/2051	$1,249,704
326,000	3.65%, 09/15/2059(1)	300,183
598,000	3.80%, 12/01/2057(1)	568,692
185,000	4.50%, 03/09/2048	202,684
	Nokia Oyj
1,345,000	4.38%, 06/12/2027	1,470,253
60,000	6.63%, 05/15/2039	76,892
	Sprint Corp.
300,000	7.13%, 06/15/2024	346,461
	T- Mobile USA, Inc.
1,815,000	2.05%, 02/15/2028(1)	1,801,569
1,340,000	3.50%, 04/15/2025(1)	1,453,069
1,055,000	3.88%, 04/15/2030(1)	1,149,212
325,000	4.50%, 04/15/2050(1)	366,538
	Telecom Italia Capital S.A.
160,000	6.00%, 09/30/2034	180,088
	Telefonica Celular del Paraguay S.A.
900,000	5.88%, 04/15/2027(1)	957,699
	Telefonica Emisiones S.A.
420,000	5.21%, 03/08/2047	497,026
	VEON Holdings B.V.
885,000	3.38%, 11/25/2027(1)	891,390
	Verizon Communications, Inc.
900,000	2.65%, 11/20/2040	833,316
2,655,000	3.40%, 03/22/2041	2,715,995
1,430,000	3.55%, 03/22/2051	1,449,979
150,000	4.00%, 03/22/2050	163,514
690,000	4.50%, 08/10/2033	812,809
1,185,000	4.81%, 03/15/2039	1,436,209
	Vmed UK Financing plc
270,000	4.25%, 01/31/2031(1)	261,225
	Vodafone Group plc
545,000	6.15%, 02/27/2037	733,291

		21,708,536

	Transportation - 0.3%
	FedEx Corp.
290,000	3.30%, 03/15/2027	322,714
455,000	4.25%, 05/15/2030	520,806
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
705,000	2.70%, 11/01/2024(1)	744,144
625,000	4.00%, 07/15/2025(1)	689,937
	Union Pacific Corp.
860,000	2.97%, 09/16/2062(1)	779,065

		3,056,666

	Trucking & Leasing - 0.1%
	NTT Finance Corp.
475,000	1.16%, 04/03/2026(1)	470,601

	Water - 0.0%
	American Water Capital Corp.
260,000	4.15%, 06/01/2049	301,052

	Total Corporate Bonds (cost $299,558,464)	310,242,090

Foreign Government Obligations - 4.5%
	Angola - 0.1%
	Angolan Government International Bond
580,000	8.00%, 11/26/2029(6)	583,625
310,000	8.25%, 05/09/2028(6)	317,750

		901,375

	Argentina - 0.0%
	Argentine Republic Government International Bond
782,972	0.13%, 07/09/2035(4)	246,644

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 16,465	1.00%, 07/09/2029	$6,203

		252,847

	Australia - 0.1%
	Australia Government Bond
AUD 1,580,000	1.75%, 06/21/2051(6)	989,054

	Bermuda - 0.0%
	Bermuda Government International Bond
$ 255,000	2.38%, 08/20/2030(1)	251,813

	Chile - 0.2%
	Chile Government International Bond
EUR 1,820,000	1.25%, 01/22/2051	1,922,528

	Croatia - 0.2%
	Croatia Government International Bond
1,790,000	1.50%, 06/17/2031(6)	2,247,178

	Dominican Republic - 0.2%
	Dominican Republic International Bond
$ 1,615,000	6.40%, 06/05/2049(1)	1,760,350

	Egypt - 0.1%
	Egypt Government International Bond
210,000	7.63%, 05/29/2032(1)	222,957
200,000	8.50%, 01/31/2047(6)	206,152
200,000	8.88%, 05/29/2050(1)	210,172

		639,281

	Ghana - 0.1%
	Ghana Government International Bond
440,000	6.38%, 02/11/2027(1)	436,313

	Hungary - 0.1%
	Hungary Government International Bond
EUR 960,000	1.63%, 04/28/2032(6)	1,233,122

	Indonesia - 0.3%
	Indonesia Government International Bond
2,040,000	1.10%, 03/12/2033	2,397,255
100,000	2.15%, 07/18/2024(6)	127,439
145,000	2.63%, 06/14/2023(6)	183,418

		2,708,112

	Macedonia - 0.1%
	North Macedonia Government International Bond
985,000	3.68%, 06/03/2026(1)	1,290,275

	Mexico - 0.7%
	Mexico Government International Bond
200,000	1.13%, 01/17/2030	231,483
3,000,000	1.45%, 10/25/2033	3,371,783
$ 305,000	3.75%, 04/19/2071	266,326
530,000	3.77%, 05/24/2061	471,520
615,000	4.28%, 08/14/2041	627,607
1,045,000	4.75%, 04/27/2032	1,174,580
90,000	4.75%, 03/08/2044	95,771

		6,239,070

	Morocco - 0.1%
	Morocco Government International Bond
EUR 1,035,000	2.00%, 09/30/2030(6)	1,231,355

	Panama - 0.4%
	Panama Government International Bond
$ 1,230,000	2.25%, 09/29/2032	1,174,355
1,945,000	3.87%, 07/23/2060	1,944,144
225,000	4.30%, 04/29/2053	241,173

		3,359,672

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Peru - 0.2%
	Peruvian Government International Bond
$ 270,000	2.39%, 01/23/2026	$277,338
1,130,000	2.78%, 01/23/2031	1,130,000
440,000	3.30%, 03/11/2041	430,298
420,000	3.55%, 03/10/2051	414,137

		2,251,773

	Philippines - 0.0%
	Philippine Government International Bond
220,000	2.46%, 05/05/2030	226,175

	Qatar - 0.2%
	Qatar Government International Bond
430,000	3.40%, 04/16/2025(1)	468,093
725,000	3.75%, 04/16/2030(1)	811,782
800,000	5.10%, 04/23/2048(6)	1,013,789

		2,293,664

	Romania - 0.3%
	Romanian Government International Bond
EUR 1,265,000	2.63%, 12/02/2040(1)	1,491,726
1,024,000	4.63%, 04/03/2049(6)	1,523,490

		3,015,216

	Saudi Arabia - 0.4%
	Saudi Government International Bond
$ 2,079,000	2.25%, 02/02/2033(1)	1,959,873
1,215,000	4.50%, 10/26/2046(6)	1,354,774

		3,314,647

	Senegal - 0.1%
	Senegal Government International Bond
EUR 440,000	4.75%, 03/13/2028(6)	549,588
$ 590,000	6.25%, 05/23/2033(6)	618,025

		1,167,613

	Serbia - 0.2%
	Serbia International Bond
EUR 1,200,000	1.65%, 03/03/2033(1)	1,391,617

	Supranational - 0.1%
	Inter-American Development Bank
MXN 13,455,000	7.25%, 06/10/2021	668,552

	Tunisia - 0.1%
	Banque Centrale de Tunisie International Bond
EUR 390,000	6.75%, 10/31/2023(1)	455,294

	United Arab Emirates - 0.2%
	Abu Dhabi Government International Bond
$ 920,000	3.88%, 04/16/2050(1)	1,019,010
	Finance Department Government of Sharjah
960,000	3.63%, 03/10/2033(1)	945,600

		1,964,610

	Total Foreign Government Obligations (cost $42,790,097)	42,211,506

Municipal Bonds - 1.7%
	Development - 0.2%
	New York Transportation Dev Corp. Rev
2,080,000	4.25%, 09/01/2035	2,287,323

	Education - 0.1%
	Chicago, IL, Board of Education, GO
270,000	6.04%, 12/01/2029	313,821
220,000	6.14%, 12/01/2039	257,907
380,000	6.32%, 11/01/2029	455,862

		1,027,590

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	General - 0.7%
	County of Riverside, CA
$ 1,625,000	2.86%, 02/15/2026	$1,723,726
1,630,000	3.07%, 02/15/2028	1,754,773
	Florida State Board of Administration Finance Co.
1,430,000	1.26%, 07/01/2025	1,443,316
	Philadelphia, PA, Auth Industrial Dev, (NATL Insured)
1,530,000	6.55%, 10/15/2028	1,887,360

		6,809,175

	General Obligation - 0.2%
	California State, GO Taxable
335,000	7.30%, 10/01/2039	518,185
10,000	7.55%, 04/01/2039	16,452
60,000	7.63%, 03/01/2040	98,062
	State of Connecticut, GO
55,000	3.00%, 07/01/2021	55,254
	State of Illinois, GO
719,727	4.95%, 06/01/2023(7)	746,797
120,000	5.00%, 01/01/2023	126,344
250,000	6.88%, 07/01/2025	286,094

		1,847,188

	Transportation - 0.4%
	Chicago, IL, Transit Auth
250,000	3.91%, 12/01/2040	264,718
	Metropolitan Transportation Auth, NY, Rev
700,000	5.00%, 11/15/2050	856,453
1,940,000	5.18%, 11/15/2049	2,447,842

		3,569,013

	Utility - Electric - 0.1%
	Municipal Electric Auth, GA
506,000	6.64%, 04/01/2057	735,384

	Total Municipal Bonds (cost $14,840,141)	16,275,673

Senior Floating Rate Interests - 6.6%(10)
	Advertising - 0.0%
	Clear Channel Outdoor Holdings, Inc.
280,725	3.69%, 08/21/2026, 3 mo. USD LIBOR + 3.500%	271,680

	Aerospace/Defense - 0.1%
	First Brands
125,000	9.50%, 03/22/2028, 3 mo. USD LIBOR + 8.500%	124,375
	Great Outdoors Group LLC
423,938	5.00%, 03/06/2028, 6 mo. USD LIBOR + 4.250%	425,396
	J&J Ventures Gaming LLC
205,000	0.00%, 04/07/2028(11)	204,487
	TransDigm, Inc.
316,111	2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	312,040
146,633	2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	144,734
	Watlow Electric Manufacturing Co.
100,000	0.00%, 03/02/2028(11)	99,875

		1,310,907

	Airlines - 0.1%
	AAdvantage Loyalty IP Ltd.
175,000	0.00%, 04/20/2028(11)	179,812
	JetBlue Airways Corp.
96,250	6.25%, 06/17/2024, 3 mo. USD LIBOR + 5.250%	98,725
	Kestrel Bidco, Inc.
148,125	4.00%, 12/11/2026, 6 mo. USD LIBOR + 3.000%	143,080
	Mileage Plus Holdings LLC
115,000	6.25%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	122,639

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	SkyMiles IP Ltd.
$ 160,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	$167,941

		712,197

	Apparel - 0.0%
	Birkenstock GmbH & Co. KG
175,000	0.00%, 04/26/2028(11)	174,454

	Asset-Backed - Finance & Insurance - 0.2%
	Bellis Acquisition Co. plc
EUR 195,000	2.75%, 02/12/2026, 6 mo. EURIBOR + 2.750%	234,196
	Fleetcor Technologies Operating Co. LLC
$ 1,020,000	0.00%, 04/21/2028(11)	1,014,900
	HighTower Holdings LLC
152,000	0.00%, 04/30/2028(11)	151,810
38,000	0.00%, 04/30/2028(11)(12)	37,953
	Jazz Financing Lux S.a.r.l.
230,000	0.00%, 04/22/2028(11)	230,478

		1,669,337

	Auto Manufacturers - 0.0%
	Navistar International Corp.
96,750	3.61%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	96,629

	Auto Parts & Equipment - 0.2%
	Adient U.S. LLC
165,000	0.00%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(11)	164,753
	Altra Industrial Motion Corp.
1,287,411	2.11%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	1,278,965
	Clarios Global L.P.
401,859	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	397,438
	First Brands
69,406	6.00%, 03/30/2027, 3 mo. USD LIBOR + 5.000%	69,695
	Truck Hero, Inc.
100,000	4.50%, 01/31/2028, 1 mo. USD LIBOR + 3.750%	99,739

		2,010,590

	Beverages - 0.0%
	Sunshine Luxembourg S.a.r.l.
326,700	4.50%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	326,546

	Chemicals - 0.2%
	Axalta Coating Systems U.S. Holdings, Inc.
1,238,915	1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	1,230,404
	Element Solutions, Inc.
180,858	2.11%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	180,010
	Hexion, Inc.
98,250	3.71%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	98,046
	INEOS Styrolution U.S. Holding LLC
100,000	3.25%, 01/29/2026, 3 mo. USD LIBOR + 2.750%	99,500
	LTI Holdings, Inc.
97,500	3.61%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	95,916
	Starfruit Finco B.V
214,797	2.87%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	212,112
	Univar, Inc.
98,750	2.11%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,238

		2,014,226

	Commercial Services - 0.7%
	AlixPartners LLP
320,000	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	318,451
	Allied Universal Holdco LLC
112,216	4.36%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	111,923
	Amentum Government Services Holdings LLC
99,250	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	98,456
100,000	5.50%, 01/29/2027, 3 mo. USD LIBOR + 4.750%	100,167
	APX Group, Inc.
198,000	5.11%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	198,000

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	AVSC Holding Corp.
$ 145,956	4.50%, 03/03/2025, 3 mo. USD LIBOR + 3.500%	$131,498
	Biogroup-LCD
EUR 425,000	0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(11)	508,376
	Blackhawk Network Holdings, Inc.
$ 342,085	3.11%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	337,430
	BrightView Landscapes LLC
390,955	2.61%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	389,000
	Deerfield Dakota Holding LLC
282,863	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	283,216
	Dun & Bradstreet Corp.
896,254	3.36%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	890,930
	Gainwell Acquisition Corp.
249,687	4.75%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	249,687
	LGC Group Holdings Ltd.
EUR 115,000	2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	136,621
	Quikrete Holdings, Inc.
$ 246,875	2.61%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	244,303
	Trans Union LLC
1,611,397	1.86%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,598,860
	Verisure Holding AB
EUR 410,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(11)	491,707
285,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	342,026

		6,430,651

	Construction Materials - 0.1%
	Cornerstone Building Brands, Inc.
$ 100,000	0.00%, 04/12/2028(11)	99,000
360,727	3.86%, 04/12/2025, 1 mo. USD LIBOR + 3.750%	357,120
	Tecta America Corp.
285,000	0.00%, 04/01/2028(11)	282,862

		738,982

	Distribution/Wholesale - 0.2%
	American Builders & Contractors Supply Co., Inc.
1,722,060	2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,706,562

	Diversified Financial Services - 0.1%
	Crown Finance U.S., Inc.
284,042	3.50%, 02/28/2025, 6 mo. USD LIBOR + 2.500%	243,287
	Russell Investments U.S. Inst’l Holdco, Inc.
325,000	0.00%, 05/30/2025, 6 mo. USD LIBOR + 3.000%(11)	321,344

		564,631

	Electrical Components & Equipment - 0.0%
	Brookfield WEC Holdings, Inc.
305,036	3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	301,375

	Energy-Alternate Sources - 0.0%
	BCP Renaissance Parent LLC
292,327	4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	285,908

	Engineering & Construction - 0.0%
	ADMI Corp.
205,000	3.25%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	203,163
	Brand Energy & Infrastructure Services, Inc.
246,701	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	239,653

		442,816

	Entertainment - 0.0%
	Banijay Entertainment S.A.S
99,500	3.86%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	98,796

	Food - 0.1%
	Froneri International Ltd.
158,800	2.36%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	156,359
EUR 120,000	2.63%, 01/29/2027, 6 mo. EURIBOR + 2.625%	142,858
	Hostess Brands LLC
$ 172,807	3.00%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	171,943

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	U.S. Foods, Inc.
$ 207,775	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	$205,290
123,125	2.11%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	120,611

		797,061

	Food Service - 0.1%
	Aramark Services, Inc.
275,000	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	271,024
	Welbilt, Inc.
200,000	2.61%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	197,500

		468,524

	Gas - 0.0%
	Messer Industries GmbH
287,258	2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.250%	284,099

	Hand/Machine Tools - 0.0%
	White Cap Buyer LLC
174,125	4.50%, 10/19/2027, 3 mo. USD LIBOR + 4.000%	173,998

	Healthcare-Products - 0.1%
	Avantor Funding, Inc.
56,023	3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	55,939
319,200	3.25%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	319,120
	Surf Holdings LLC
238,899	3.68%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	236,455
	WW International, Inc.
190,000	0.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(11)	189,857

		801,371

	Healthcare-Services - 0.3%
	Catalent Pharma Solutions, Inc.
98,250	2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	98,209
	Elsan SAS
EUR 135,000	0.00%, 02/05/2028(11)	162,233
	Emerald TopCo, Inc.
$ 98,500	3.68%, 07/24/2026, 3 mo. USD LIBOR + 3.500%	97,540
	Ensemble RCM LLC
149,620	3.94%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	149,165
	Envision Healthcare Corp.
293,250	3.86%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	245,277
	Insulet Corp.
105,000	0.00%, 04/29/2028(11)	105,131
	MED ParentCo L.P.
112,965	4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	112,372
	MPH Acquisition Holdings LLC
312,668	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	310,911
	Organon & Co.
265,000	0.00%, 04/07/2028, 1 mo. USD LIBOR + 3.000%(11)	264,226
	Pathway Vet Alliance LLC
99,039	3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	98,379
	PPD, Inc.
260,000	2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	259,350
	Surgery Center Holdings, Inc.
400,000	0.00%, 08/31/2026(11)	398,312
	Syneos Health, Inc.
81,314	1.86%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	81,009
	Universal Health Services, Inc.
263,925	1.86%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	263,046

		2,645,160

	Household Products - 0.1%
	Diamond (BC) B.V.
396,667	3.15%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	394,684
	Reynolds Consumer Products LLC
104,255	1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	103,629

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Weber-Stephen Products LLC
$ 154,613	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	$154,467

		652,780

	Insurance - 0.2%
	Acrisure LLC
244,383	3.70%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	240,309
	Alliant Holdings Intermediate LLC
100,000	0.00%, 10/08/2027(11)	99,889
	Asurion LLC
393,156	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	390,270
240,000	5.36%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	243,300
	Hub International Ltd.
365,602	3.18%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	360,542
	Ryan Specialty Group LLC
199,249	3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	198,751
	Sedgwick Claims Management Services, Inc.
420,325	3.36%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	414,075
296,246	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	294,528

		2,241,664

	IT Services - 0.2%
	Endure Digital, Inc.
265,000	4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	262,186
	Science Applications International Corp.
1,233,673	1.99%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,228,356
	Tempo Acquisition LLC
258,791	3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	258,359

		1,748,901

	Leisure Time - 0.2%
	Caesars Resort Collection LLC
272,629	2.86%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	269,458
109,450	4.61%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	109,701
	Carnival Corp.
138,950	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	142,945
	Delta (LUX) S.a.r.l.
425,000	3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	422,114
	IRB Holding Corp.
99,750	4.25%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	99,470
	Penn National Gaming, Inc.
218,904	3.00%, 10/15/2025, 1 mo. USD LIBOR + 2.250%	217,674
	UFC Holdings LLC
269,412	3.75%, 04/29/2026, 6 mo. USD LIBOR + 3.000%	268,275

		1,529,637

	Lodging - 0.1%
	Boyd Gaming Corp.
232,852	2.34%, 09/15/2023, 1 mo. USD LIBOR + 2.250%	232,342
	Hilton Worldwide Finance LLC
114,033	1.86%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	112,940
	Station Casinos LLC
173,247	2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	170,609

		515,891

	Machinery-Construction & Mining - 0.1%
	Brown Group Holding LLC
110,000	0.00%, 04/27/2028(11)	109,416
	Concorde Midco Ltd.
EUR 185,000	0.00%, 03/01/2028(11)	222,647
	Pro Mach Group, Inc.
124,217	4.50%, 03/07/2025, 3 mo. USD LIBOR + 3.500%	123,907

		455,970

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Machinery-Diversified - 0.0%
	Vertical Midco GmbH
EUR 100,000	4.25%, 07/29/2027, 6 mo. EURIBOR + 4.250%	$120,869

	Media - 0.5%
	Adevinta ASA
130,000	0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(11)	156,506
	Alliance Laundry Systems LLC
$ 124,688	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	124,596
	Cable One, Inc.
245,000	0.00%, 04/30/2028(11)	244,694
	Charter Communications Operating LLC
379,324	1.87%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	377,367
	CSC Holdings LLC
343,020	2.62%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	340,732
	E.W. Scripps Co.
148,492	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	147,541
99,750	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	99,517
	Gray Television, Inc.
237,900	2.50%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	236,149
	Houghton Mifflin Harcourt Publishing Co.
468,750	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	467,911
	MH Sub LLC
119,698	0.00%, 09/13/2024, 1 mo. USD LIBOR + 3.750%(11)	119,549
	MTN Infrastructure TopCo, Inc.
293,199	4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	292,709
	Nexstar Broadcasting, Inc.
142,353	2.62%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	141,624
	Nielsen Finance LLC
EUR 80,193	3.75%, 06/04/2025, 1 mo. EURIBOR + 3.750%	96,729
	Terrier Media Buyer, Inc.
$ 241,944	3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	239,902
	UPC Broadband Holding B.V.
180,770	3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	179,132
	UPC Financing Partnership
260,000	0.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(11)	257,644
	Vertical U.S. Newco, Inc.
348,252	4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	348,687
	Virgin Media Bristol LLC
EUR 155,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(11)	186,473
	William Morris Endeavor Entertainment LLC
$ 198,416	2.94%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	193,581
	Ziggo Financing Partnership
150,000	2.62%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	148,354

		4,399,397

	Metal Fabricate/Hardware - 0.0%
	Rexnord LLC
107,759	1.86%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	107,585

	Miscellaneous Manufacturing - 0.2%
	Ingersoll-Rand Services Co.
1,631,390	1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,608,958
	Momentive Performance Materials USA LLC
148,489	3.37%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	146,695
	USI, Inc.
292,672	3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	289,380

		2,045,033

	Oil & Gas - 0.0%
	NorthRiver Midstream Finance L.P.
173,223	3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	170,336

	Oil & Gas Services - 0.0%
	Lower Cadence Holdings LLC
108,074	4.11%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	106,318

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Packaging & Containers - 0.1%
	Flex Acquisition Co., Inc.
$ 438,749	4.00%, 02/23/2028, 3 mo. USD LIBOR + 3.500%	$433,752
	Proampac PG Borrower LLC
255,000	5.00%, 11/03/2025, 3 mo. USD LIBOR + 4.000%	255,375
	Reynolds Group Holdings, Inc.
120,556	2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	120,237
	TricorBraun Holdings, Inc.
55,088	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(12)	54,529
244,912	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	242,429

		1,106,322

	Pharmaceuticals - 0.4%
	Bausch Health Cos., Inc.
172,500	2.86%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	171,962
96,324	3.11%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	96,137
	Elanco Animal Health, Inc.
1,859,662	1.87%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	1,832,771
	Endo Luxembourg Finance Co. S.a r.l.
244,697	5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	237,968
	Horizon Therapeutics USA, Inc.
205,000	2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	204,231
	IQVIA, Inc.
1,440,000	1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	1,434,960

		3,978,029

	Real Estate - 0.1%
	Belron Finance U.S. LLC
195,500	2.45%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	194,278
	Boels Topholding B.V.
EUR 225,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	271,315
	VICI Properties LLC
$ 230,000	1.86%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	227,484

		693,077

	Retail - 0.6%
	B.C. Unlimited Liability Co.
2,392,351	1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	2,353,092
	Beacon Roofing Supply, Inc.
100,000	0.00%, 04/23/2028, 1 mo. USD LIBOR + 2.500%(11)	99,625
201,010	2.36%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	200,090
	Blitz GmbH
EUR 130,000	0.00%, 02/12/2028, 1 mo. USD LIBOR + 3.500%(11)	156,123
	EG Group Ltd.
$ 145,000	0.00%, 03/10/2026(11)	143,912
EUR 150,000	0.00%, 04/10/2027(11)	177,786
	Foundation Building Materials Holding Co. LLC
$ 280,000	3.75%, 02/03/2028, 3 mo. USD LIBOR + 3.250%	277,491
	Harbor Freight Tools USA, Inc.
291,387	3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	291,052
	IRB Holding Corp.
126,734	3.75%, 02/05/2025, 6 mo. USD LIBOR + 2.750%	125,717
	KFC Holding Co.
672,321	1.87%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	671,985
	LBM Acquisition LLC
25,983	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)(12)	25,911
116,923	4.50%, 12/17/2027, 3 mo. USD LIBOR + 3.750%	116,598
	Les Schwab Tire Centers
199,500	4.25%, 11/02/2027, 6 mo. USD LIBOR + 3.500%	199,334
	Michaels Cos., Inc.
245,000	0.00%, 04/15/2028(11)	243,826
	Petco Health and Wellness Co., Inc.
185,000	4.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	183,818
	PetSmart, Inc.
270,000	4.50%, 02/12/2028, 3 mo. USD LIBOR + 3.750%	270,540

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Staples, Inc.
$ 225,332	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	$220,093

		5,756,993

	Software - 1.0%
	Athenahealth, Inc.
100,000	4.45%, 02/11/2026, 3 mo. USD LIBOR + 4.250%	100,250
	CCC Information Services, Inc.
241,859	4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	241,881
	Change Healthcare Holdings LLC
208,121	3.50%, 03/01/2024, 3 mo. USD LIBOR + 2.500%	207,790
	DCert Buyer, Inc.
392,584	4.11%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	391,983
	Epicor Software Corp.
119,087	4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	118,842
	Go Daddy Operating Co. LLC
1,670,593	1.86%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,656,392
	Hyland Software, Inc.
470,282	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	470,428
	Ingram Micro, Inc.
190,000	0.00%, 03/31/2028(11)	190,000
	MA Finance Co. LLC
33,368	2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	32,919
	Navicure, Inc.
99,499	4.11%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	99,001
	Peraton Holding Corp.
146,664	0.00%, 02/01/2028(11)(12)	146,480
83,336	4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	83,232
	Playtika Holding Corp.
180,000	0.00%, 03/13/2028(11)	178,965
	RealPage, Inc.
285,000	0.00%, 04/24/2028(11)	283,541
	Seattle Spinco, Inc.
225,333	2.86%, 06/21/2024, 1 mo. USD LIBOR + 2.750%	222,304
	Signal Parent, Inc.
170,000	0.00%, 03/25/2028(11)	168,195
	SS&C European Holdings S.a.r.l.
425,611	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	420,333
	SS&C Technologies, Inc.
2,121,680	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,096,254
	Ultimate Software Group, Inc.
197,495	3.86%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	197,475
144,276	4.00%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	144,321
	Verscend Holding Corp.
100,000	4.18%, 08/27/2025, 3 mo. USD LIBOR + 4.000%	99,906
	WEX, Inc.
1,470,000	0.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(11)	1,463,341
	Zelis Healthcare Corp.
644,385	3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	640,358

		9,654,191

	Telecommunications - 0.2%
	Altice France S.A.
146,212	3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	144,896
	CenturyLink, Inc.
207,375	2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	204,835
	Frontier Communications Corp.
145,000	1.00%, 10/08/2021, 1 mo. USD LIBOR + 3.750%	144,395
	Lorca Finco plc
EUR 270,000	4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	325,026
	Panther Commercial Holdings L.P.
$ 200,000	0.00%, 01/07/2028(11)	199,666
	Telenet Financing USD LLC
170,000	2.12%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	167,662

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Univision Communications, Inc.
$ 164,198	2.86%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	$163,606
	Zayo Group Holdings, Inc.
376,980	3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	372,958
EUR 99,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	118,751

		1,841,795

	Textiles - 0.0%
	ASP Unifrax Holdings, Inc.
$ 244,375	3.95%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	231,328

	Transportation - 0.1%
	CP Atlas Buyer, Inc.
200,000	4.25%, 11/23/2027, 3 mo. USD LIBOR + 3.750%	199,438
	Dynasty Acquisition Co., Inc.
216,008	3.70%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	209,689
	PODS LLC
110,000	0.00%, 03/31/2028(11)	109,470
	Savage Enterprises LLC
388,628	3.12%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	387,901
	United Airlines, Inc.
215,000	0.00%, 04/13/2028(11)	217,380

		1,123,878

	Total Senior Floating Rate Interests (cost $62,781,434)	62,806,494

U.S. Government Agencies - 42.4%
	Mortgage-Backed Agencies - 42.4%
	FHLMC - 2.6%
3,115,858	0.64%, 01/25/2034(2)(5)	151,625
1,581,307	0.75%, 10/25/2026(2)(5)	48,636
6,587,562	0.81%, 12/25/2030(2)(5)	399,613
107,582	0.86%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(3)	107,695
3,357,274	0.89%, 06/25/2027(2)(5)	137,096
1,479,273	0.97%, 11/25/2030(2)(5)	106,165
2,613,370	1.12%, 10/25/2030(2)(5)	214,812
4,280,855	1.21%, 06/25/2030(2)(5)	381,332
3,484,214	1.25%, 01/25/2030(2)(5)	295,525
35,144	1.31%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(3)	35,192
3,328,294	1.54%, 05/25/2030(2)(5)	375,179
2,082,524	1.68%, 05/25/2030(2)(5)	254,658
433,338	1.75%, 10/15/2042	443,657
500,594	1.91%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(3)	500,594
460,997	1.96%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(3)	463,890
614,849	2.16%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	622,884
1,140,174	2.46%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	1,153,105
181,141	2.56%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(3)	184,209
2,546,123	3.00%, 10/01/2032	2,685,825
6,600	3.00%, 05/15/2041	7,047
153,829	3.00%, 07/01/2047	162,441
238,351	3.00%, 01/01/2048	250,071
1,621,817	3.00%, 08/01/2050	1,709,223
1,108,776	3.50%, 05/15/2034(5)	103,029
1,405,195	3.50%, 10/15/2042	1,454,851
1,174,226	3.50%, 12/01/2046	1,262,035
785,319	3.50%, 01/01/2047	850,848
230,679	3.50%, 03/15/2047	251,525
257,363	3.50%, 06/01/2047	275,404
258,220	3.50%, 12/01/2047	278,981
319,928	3.50%, 01/01/2048	342,308
513,678	3.50%, 12/01/2048	547,845
740,864	4.00%, 05/01/2038	800,326
793,294	4.00%, 05/25/2040(5)	98,990
17,271	4.00%, 01/01/2042	19,057
239,055	4.00%, 03/01/2042	265,118
7,384	4.00%, 04/01/2042	8,111

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	FHLMC – 2.6%
$ 26,177	4.00%, 06/01/2042	$28,738
448,814	4.00%, 11/01/2047	485,612
766,944	4.00%, 12/01/2047	842,320
816,025	4.36%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(3)	831,288
690,857	5.00%, 09/01/2031	766,794
322,733	5.00%, 07/01/2035	373,038
165,807	5.00%, 09/01/2035	191,772
18,300	5.00%, 10/01/2035	21,144
17,466	5.00%, 11/01/2035	20,200
138,267	5.00%, 12/01/2035	159,518
7,782	5.00%, 06/01/2036	8,990
531,290	5.00%, 09/15/2036(5)	95,775
154,076	5.00%, 11/01/2036	177,926
120,452	5.00%, 12/01/2036	139,150
138,423	5.00%, 02/01/2037	159,848
70,491	5.00%, 02/01/2038	81,433
103,065	5.00%, 02/01/2039	119,057
248,119	5.00%, 02/15/2048(5)	50,033
118,902	5.00%, 09/01/2048	132,098
80,651	5.00%, 10/01/2048	89,240
85,630	5.00%, 12/01/2048	95,052
66,165	5.00%, 02/01/2049	73,214
445,509	5.26%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(3)	465,839
17,276	5.50%, 02/01/2029	19,333
17,128	5.50%, 03/01/2035	19,824
18,624	5.50%, 12/01/2038	20,844
720,626	5.50%, 05/15/2040(5)	170,821
661,562	5.50%, 06/15/2046(5)	132,922
615,078	5.50%, 10/15/2046(5)	125,685
809,339	5.50%, 02/01/2049	905,905
109,742	5.50%, 03/01/2049	122,812
627,176	5.66%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(3)	659,697

		24,834,824

	FNMA - 4.3%
279,350	0.00%, 06/25/2041(13)	260,331
2,624,461	0.42%, 01/25/2030(2)(5)	58,374
6,810,083	1.33%, 06/25/2034(2)(5)	684,447
3,341,119	1.56%, 05/25/2029(2)(5)	308,596
5,166	2.00%, 09/25/2041	5,332
9,622	2.00%, 12/25/2041	9,948
613,600	2.00%, 03/25/2044	632,930
657,164	2.00%, 05/25/2044	679,177
8,520	2.50%, 12/25/2041	8,809
13,641	2.50%, 03/25/2046	14,304
370,000	2.88%, 11/01/2027	401,063
1,649,703	3.00%, 04/25/2033(5)	120,072
372,572	3.00%, 08/01/2033	392,754
645,993	3.00%, 08/25/2042	682,042
886,264	3.00%, 11/25/2042	919,986
13,853	3.00%, 02/25/2043	14,462
111,603	3.00%, 01/25/2046	120,219
1,679,152	3.00%, 02/25/2047	1,771,422
108,731	3.00%, 05/25/2047	112,584
901,437	3.00%, 09/25/2047	962,771
768,602	3.00%, 08/25/2049	811,057
41,973	3.00%, 12/25/2054	44,132
345,000	3.16%, 08/01/2027	379,398
955,053	3.50%, 08/25/2033(5)	112,277
826,048	3.50%, 04/25/2034(5)	54,590
2,042,201	3.50%, 05/01/2037	2,203,489
1,267,486	3.50%, 11/25/2039(5)	140,698
6,696	3.50%, 05/25/2042	7,222
299,611	3.50%, 07/25/2044	313,489

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	FNMA - 4.3%
$ 439,906	3.50%, 12/01/2045	$475,348
378,706	3.50%, 01/01/2046	408,574
280,294	3.50%, 03/01/2046	302,659
1,278,797	3.50%, 12/01/2046	1,395,316
524,504	3.50%, 05/01/2047	565,605
784,190	3.50%, 09/01/2047	837,817
671,059	3.50%, 01/01/2048	714,607
568,866	3.50%, 02/01/2048	608,458
81,174	3.50%, 02/25/2048	85,220
123,303	3.50%, 06/01/2048	131,269
779,870	3.50%, 07/01/2048	840,501
169,663	3.50%, 11/01/2048	180,440
452,589	3.50%, 03/25/2049	486,751
1,018,290	3.50%, 04/25/2049	1,111,007
2,215,447	3.50%, 01/01/2050	2,365,047
1,035,786	3.50%, 05/25/2053	1,095,861
509,295	3.50%, 07/25/2054	534,214
1,117,361	3.50%, 05/01/2056	1,227,527
498,934	3.50%, 05/25/2056	524,507
1,051,480	3.50%, 11/25/2057	1,132,628
1,700,173	3.50%, 05/01/2058	1,858,399
118,445	4.00%, 08/01/2038	128,793
4,053	4.00%, 11/01/2040	4,472
51,779	4.00%, 02/01/2041	57,341
660,737	4.00%, 06/01/2041	725,033
8,235	4.00%, 09/01/2041	9,130
11,843	4.00%, 10/01/2041	13,004
281,076	4.00%, 01/01/2042	309,822
340,281	4.00%, 02/01/2042	377,086
104,331	4.00%, 05/01/2042	114,953
3,874	4.00%, 09/01/2042	4,317
1,666,703	4.00%, 01/01/2043	1,839,148
32,108	4.00%, 10/01/2043	35,362
1,070,394	4.00%, 10/01/2047	1,158,645
575,982	4.00%, 11/01/2047	622,319
871,382	4.00%, 01/01/2049	936,436
1,395,652	4.00%, 09/01/2049	1,501,580
963,910	4.50%, 04/01/2048	1,058,009
608,275	4.50%, 09/25/2048(5)	91,368
433,774	4.50%, 04/01/2049	472,930
1,362,146	4.50%, 01/01/2051	1,536,356
18,161	5.00%, 02/01/2036	20,991
6,871	5.00%, 03/01/2036	7,938
524,765	5.00%, 06/25/2048(5)	94,165
593,383	5.50%, 08/25/2038(5)	119,059
561,060	5.50%, 04/25/2044(5)	102,871
432,928	6.50%, 03/25/2045(5)	108,638

		40,557,496

	GNMA - 9.8%
214,348	1.75%, 09/20/2043	219,226
398,009	2.00%, 01/20/2042	408,122
232,241	2.00%, 06/16/2042	239,476
155,300	2.50%, 05/20/2040	159,996
2,102,815	2.50%, 01/20/2051	2,185,300
29,515,000	2.50%, 05/20/2051(14)	30,663,318
988,464	3.00%, 02/20/2047	1,050,206
272,358	3.00%, 10/20/2047	283,157
19,445,000	3.00%, 05/20/2051(14)	20,344,644
6,475,000	3.00%, 06/21/2051(14)	6,774,826
449,806	3.50%, 11/20/2042	485,849
1,059,714	3.50%, 06/20/2046	1,137,041
233,806	3.50%, 07/20/2046	250,475

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	GNMA – 9.8%
$ 240,775	3.50%, 10/20/2046	$258,445
1,050,858	3.50%, 02/20/2047	1,126,574
293,286	3.50%, 05/20/2047	313,894
308,216	3.50%, 07/20/2047	329,651
230,714	3.50%, 11/20/2047	247,240
286,350	3.50%, 03/20/2048	306,130
4,475,000	3.50%, 05/20/2051(14)	4,745,598
4,475,000	3.50%, 06/21/2051(14)	4,744,898
600,378	3.88%, 08/15/2042	668,018
564,852	4.00%, 09/20/2042(5)	73,915
368,843	4.00%, 12/20/2044(5)	62,879
950,331	4.00%, 08/20/2045	1,044,850
159,082	4.00%, 09/20/2047	171,608
47,174	4.00%, 04/20/2048	50,498
2,380,162	4.00%, 07/20/2048	2,559,668
630,027	4.00%, 06/20/2049	675,235
1,739,000	4.00%, 05/20/2051(14)	1,859,745
1,153,408	4.50%, 06/16/2043(5)	237,102
581,066	4.50%, 05/20/2045(5)	109,006
856,083	4.50%, 08/20/2045(5)	167,125
924,333	4.50%, 12/16/2046(5)	156,467
632,167	4.50%, 05/20/2048(5)	99,063
419,213	4.50%, 06/20/2048(5)	82,479
4,510,000	4.50%, 05/20/2051(14)	4,880,083
480,349	5.00%, 12/20/2043(5)	107,798
1,353,221	5.00%, 07/16/2044(5)	212,962
470,016	5.00%, 11/16/2046(5)	84,988
444,425	5.00%, 06/16/2047(5)	77,311
545,636	5.00%, 11/16/2047(5)	99,495
2,065,000	5.00%, 05/20/2051(14)	2,261,417
402,015	5.50%, 02/20/2044(5)	70,565
320,460	5.50%, 09/15/2045	374,932
439,245	5.50%, 09/20/2045(5)	96,687

		92,557,962

	UMBS - 25.7%
5,490,000	1.50%, 05/18/2036(14)	5,555,194
1,110,000	1.50%, 05/13/2051(14)	1,087,149
11,270,000	2.00%, 05/18/2036(14)	11,638,036
88,273,000	2.00%, 05/13/2051(14)	89,090,215
37,555,000	2.00%, 06/14/2051(14)	37,827,985
10,625,000	2.50%, 05/18/2036(14)	11,099,805
1,275,000	2.50%, 05/13/2051(14)	1,322,215
8,970,000	2.50%, 06/14/2051(14)	9,281,527
2,981,000	3.00%, 05/18/2036(14)	3,142,160
34,555,000	3.00%, 05/13/2051(14)	36,186,121
17,015,000	3.00%, 06/14/2051(14)	17,807,203
1,195,000	3.50%, 05/13/2051(14)	1,271,835
5,723,000	4.00%, 05/13/2051(14)	6,148,089
10,155,000	4.50%, 05/13/2051(14)	11,064,464
240,000	5.00%, 05/13/2051(14)	265,790

		242,787,788

	Total U.S. Government Agencies (cost $397,742,959)	400,738,070

U.S. Government Securities - 25.6%
	U.S. Treasury Securities - 25.6%
	U.S. Treasury Bonds - 12.1%
1,077,044	1.00%, 02/15/2048(15)	1,361,591
4,420,000	1.25%, 05/15/2050	3,423,428
6,780,000	1.38%, 11/15/2040	5,902,837
5,725,000	1.88%, 02/15/2041	5,442,328
3,945,000	1.88%, 02/15/2051	3,583,169

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	U.S. Treasury Bonds - 12.1%
$ 1,695,000	2.25%, 08/15/2049	$1,677,123
3,145,000	2.88%, 08/15/2045	3,503,358
2,525,000	3.00%, 11/15/2045	2,875,936
4,940,000	3.00%, 02/15/2047	5,637,196
1,395,000	3.00%, 02/15/2048	1,595,477
2,645,000	3.13%, 08/15/2044	3,069,027
1,390,000	3.13%, 05/15/2048	1,626,626
6,010,000	3.38%, 05/15/2044	7,249,562
7,675,000	3.63%, 08/15/2043	9,598,547
23,825,000	3.63%, 02/15/2044(16)	29,840,812
8,268,000	3.75%, 11/15/2043	10,533,949
13,080,000	6.50%, 11/15/2026	16,973,855

		113,894,821

	U.S. Treasury Notes - 13.5%
9,080,000	0.13%, 10/31/2022	9,080,709
23,435,000	0.13%, 10/15/2023	23,371,835
7,730,000	0.25%, 05/31/2025	7,609,823
3,750,296	0.38%, 01/15/2027(15)	4,181,726
22,330,000	0.63%, 05/15/2030	20,530,516
17,405,000	0.63%, 08/15/2030	15,939,173
17,195,000	0.75%, 04/30/2026	17,106,339
1,037,134	0.75%, 07/15/2028(15)	1,195,405
3,525,274	0.88%, 01/15/2029(15)	4,090,328
14,285,000	0.88%, 11/15/2030	13,349,779
10,335,000	2.75%, 06/30/2025	11,226,798

		127,682,431

	Total U.S. Government Securities (cost $243,390,304)	241,577,252

Common Stocks - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC(17)(18)	8,198

	Total Common Stocks (cost $8,444)	8,198

	Total Long-Term Investments (cost $1,230,246,553)	1,244,486,927

Short-Term Investments - 3.9%
	Repurchase Agreements - 3.7%
35,017,609	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $35,017,624; collateralized by U.S. Treasury Bond at 1.750%, maturing 01/15/2028, with a market value of $35,717,994	35,017,609

	Securities Lending Collateral - 0.2%
152,887	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(19)	152,887
1,072,400	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(19)	1,072,400

		1,225,287

	Total Short-Term Investments (cost $36,242,896)	36,242,896

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments Excluding Purchased Options (cost $1,266,489,449)		$1,280,729,823
Total Purchased Options (cost $879,603)		$731,909

Total Investments (cost $1,267,369,052)	135.7%	$1,281,461,732
Other Assets & Liabilities	(35.7)%	(337,348,846)

Total Net Assets	100.0%	$944,112,886

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $219,371,015, representing 23.2% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $17,241,264, representing 1.8% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2021.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2021, the aggregate value of the unfunded commitment was $264,873, which rounds to 0.0% of total net assets.

(13)	Security disclosed is principal-only strips.
(14)	Represents or includes a TBA transaction.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2021, the market value of securities pledged was $3,607,200.
(17)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board. At April 30, 2021, the aggregate fair value of this security was $8,198, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board.

(18)	Investment valued using significant unobservable inputs.
(19)	Current yield as of period end.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22 *	MSC	1.25%	Pay	10/13/2021	USD	2,647,000	2,647,000	$10,223	$13,235	$(3,012)
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22 *	MSC	2.25%	Pay	10/13/2021	USD	2,647,000	2,647,000	$15,477	$20,382	$(4,905)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22 *	BOA	2.20%	Pay	03/14/2022	USD	48,760,000	48,760,000	706,209	845,986	(139,777)

Total Puts								$721,686	$866,368	$(144,682)

Total purchased OTC swaption contracts								$731,909	$879,603	$(147,694)

OTC Swaption Contracts Outstanding at April 30, 2021
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22 *	MSC	1.87%	Receive	04/13/2022	USD	(2,647,000)	2,647,000	$(75,207)	$(78,616)	$3,409
Written swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22 *	BOA	1.50%	Receive	03/14/2022	USD	(48,760,000)	48,760,000	$(425,565)	$(487,600)	$62,035
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22 *	MSC	1.87%	Receive	04/13/2022	USD	(2,647,000)	2,647,000	(71,958)	(78,616)	6,658

Total Puts								$(497,523)	$(566,216)	$68,693

Total written OTC swaption contracts								$(572,730)	$(644,832)	$72,102

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-OAT Future	88	06/08/2021	$17,001,407	$(151,276)
U.S. Treasury 2-Year Note Future	62	06/30/2021	13,686,985	(7,769)
U.S. Treasury Ultra Bond Future	45	06/21/2021	8,365,781	91,980

Total				$(67,065)

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Short position contracts:
Australian 10-Year Bond Future	53	06/15/2021	$5,706,616	$(32,119)
Euro-BTP Future	103	06/08/2021	18,237,890	233,950
Euro-BUND Future	142	06/08/2021	29,059,724	137,726
Euro-BUXL 30-Year Bond Future	17	06/08/2021	4,131,802	107,931
Long Gilt Future	81	06/28/2021	14,318,012	64,451
U.S. Treasury 5-Year Note Future	544	06/30/2021	67,422,000	(84,863)
U.S. Treasury 10-Year Note Future	304	06/21/2021	40,137,500	(63,583)
U.S. Treasury 10-Year Ultra Future	240	06/21/2021	34,931,250	124,775
U.S. Treasury Long Bond Future	253	06/21/2021	39,784,250	474,388

Total				$962,656

Total futures contracts				$895,591

TBA Sale Commitments Outstanding at April 30, 2021
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA, 2.00%	$15,390,000	05/20/2051	$(15,694,193)	$(224,889)
UMBS, 1.50%	5,225,000	05/18/2036	(5,287,047)	(21,227)

Total (proceeds receivable $20,735,124)			$(20,981,240)	$(246,116)

At April 30, 2021, the aggregate market value of TBA Sale Commitments represents (2.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2021

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BB.8	GSC	USD	1,312,797	5.00%	10/17/2057	Monthly	$—	$(231,399)	$(479,921)	$(248,522)
CMBX.NA.BBB.6	DEUT	USD	175,000	3.00%	05/11/2063	Monthly	—	(23,747)	(49,454)	(25,707)
CMBX.NA.BBB.6	MLI	USD	1,035,000	3.00%	05/11/2063	Monthly	—	(62,735)	(292,482)	(229,747)
CMBX.NA.BBB.6	MSC	USD	2,775,000	3.00%	05/11/2063	Monthly	—	(362,998)	(784,423)	(421,425)

Total							$—	$(680,879)	$(1,606,280)	$(925,401)

Total OTC credit default swap contracts							$—	$(680,879)	$(1,606,280)	$(925,401)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2021

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.EM.35.V1	USD	6,805,000	1.00%	06/20/2026	Quarterly	$(246,731)	$(214,269)	$32,462
CDX.NA.IG.36.V1	USD	1,565,000	1.00%	06/20/2026	Quarterly	33,893	40,613	6,720

Total						$(212,838)	$(173,656)	$39,182

Credit default swaps on single-name issues:
Sell protection:
Colombia Republic (BBB-)	USD	4,775,000	1.00%	06/20/2026	Quarterly	$(63,711)	$(45,104)	$18,607
Indonesia Republic (BBB)	USD	4,675,000	1.00%	06/20/2026	Quarterly	25,997	69,896	43,899
Panama Republic (BBB)	USD	985,000	1.00%	06/20/2026	Quarterly	7,693	16,939	9,246
Peruvian Gov International Bond (BBB+)	USD	2,353,000	1.00%	06/20/2026	Quarterly	16,605	$18,350	$1,745
Republic of Brazil (BB-)	USD	3,005,000	1.00%	06/20/2026	Quarterly	(171,609)	(128,213)	43,396
Russian Federation (BBB-)	USD	2,855,000	1.00%	06/20/2026	Quarterly	(22,531)	3,348	25,879
United Mexican States (BBB)	USD	3,225,000	1.00%	06/20/2026	Quarterly	(13,714)	21,124	34,838

Total						$(221,270)	$(43,660)	$177,610

Total centrally cleared credit default swap contracts						$(434,108)	$(217,316)	$216,792

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
473,000	EUR	564,034	USD	BNP	06/16/2021	$5,921	$—
90,000	ILS	27,364	USD	GSC	06/16/2021	399	—
1,177,857	USD	1,529,000	AUD	TDB	06/16/2021	—	(3,477)
4,760,368	USD	3,934,000	EUR	BNP	05/28/2021	21,944	—
166,220	USD	139,000	EUR	BCLY	06/16/2021	—	(1,271)
297,262	USD	249,000	EUR	BOA	06/16/2021	—	(2,777)
358,295	USD	301,000	EUR	SSG	06/16/2021	—	(4,403)
218,420	USD	185,000	EUR	CAC	06/16/2021	—	(4,501)
483,051	USD	405,000	EUR	CBK	06/16/2021	—	(4,965)
645,823	USD	541,000	EUR	ANZ	06/16/2021	—	(6,071)
1,312,725	USD	1,108,000	EUR	CIBC	06/16/2021	—	(22,390)
17,550,419	USD	14,711,000	EUR	MSC	06/16/2021	—	(176,005)
27,126	USD	90,000	ILS	MSC	06/16/2021	—	(637)
662,939	USD	13,455,000	MXN	GSC	06/10/2021	—	(926)

Total Foreign Currency Contracts						$28,264	$(227,423)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
ILS	Israeli Shekel
MXN	Mexican Peso
USD	United States Dollar

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$170,627,644	$—	$170,627,644	$—
Corporate Bonds	310,242,090	—	310,242,090	—
Foreign Government Obligations	42,211,506	—	42,211,506	—
Municipal Bonds	16,275,673	—	16,275,673	—
Senior Floating Rate Interests	62,806,494	—	62,806,494	—
U.S. Government Agencies	400,738,070	—	400,738,070	—
U.S. Government Securities	241,577,252	—	241,577,252	—
Common Stocks
Energy	8,198	—	—	8,198
Short-Term Investments	36,242,896	1,225,287	35,017,609	—
Purchased Options	731,909	—	731,909	—
Foreign Currency Contracts(2)	28,264	—	28,264	—
Futures Contracts(2)	1,235,201	1,235,201	—	—
Swaps - Credit Default(2)	216,792	—	216,792	—

Total	$1,282,941,989	$2,460,488	$1,280,473,303	$8,198

Liabilities

Foreign Currency Contracts(2)	$(227,423)	$—	$(227,423)	$—
Futures Contracts(2)	(339,610)	(339,610)	—	—
Swaps - Credit Default(2)	(925,401)	—	(925,401)	—
TBA Sale Commitments	(20,981,240)	—	(20,981,240)	—
Written Options	(572,730)	—	(572,730)	—

Total	$(23,046,404)	$(339,610)	$(22,706,794)	$—

(1) For the period ended April 30, 2021, investments valued at $8,444 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

Hartford Funds Exchange-Traded Trust

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange -traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a security of a Fund is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for a Fund.

The Fund retains loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to a Fund). Upon termination of a loan, each Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value (1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford Core Bond ETF	$146,256	$(146,256)	$—
Hartford Municipal Opportunities ETF	—	—	—
Hartford Short Duration ETF	100,112	(100,112)	—
Hartford Schroders Tax-Aware Bond ETF	295,422	(295,422)	—
Hartford Total Return Bond ETF	1,239,590	(1,239,590)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.
(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Hartford Core Bond ETF	$150,079	$—
Hartford Municipal Opportunities ETF	—	—
Hartford Short Duration ETF	103,985	—
Hartford Schroders Tax-Aware Bond ETF	302,957	—
Hartford Total Return Bond ETF	1,289,786	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Hartford Core Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$150,079	$—	$—	$—	150,079

Total Borrowings	$150,079	$—	$—	$—	$150,079

Gross amount of recognized liabilities for securities lending transactions					$150,079

Hartford Short Duration ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$103,985	$—	$—	$—	103,985

Total Borrowings	$103,985	$—	$—	$—	$103,985

Gross amount of recognized liabilities for securities lending transactions					$103,985

Hartford Schroders Tax-Aware Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$302,957	$—	$—	$—	302,957

Total Borrowings	$302,957	$—	$—	$—	$302,957

Gross amount of recognized liabilities for securities lending transactions					$302,957

Hartford Total Return Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$235,143	$—	$—	$—	235,143

Municipal Bonds	1,054,643	—	—	—	1,054,643

Total Borrowings	$1,289,786	$—	$—	$—	$1,289,786

Gross amount of recognized liabilities for securities lending transactions					$1,289,786

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.